DoubleLine Total Return Bond Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 4.3%
7,403,267	Americredit Automobile Receivables Trust, Series 2019-1-A1	2.66%		03/18/2020	7,403,581
25,000,000	Americredit Automobile Receivables Trust, Series 2019-2-A1	2.52%		06/18/2020	25,031,100
14,250,000	Applebee’s Funding LLC, Series 2019-1A-A2I	4.19%	^	06/07/2049	14,412,920
15,184,893	Aqua Finance Trust, Series 2017-A-A	3.72%	^	11/15/2035	15,315,907
17,290,000	CAL Funding Ltd., Series 2018-1A-A	3.96%	^	02/25/2043	17,829,853
8,441,305	Canadian Pacer Auto Receivables Trust, Series 2019-1A-A1	2.60%	^	04/20/2020	8,443,413
19,713,666	Carmax Auto Owner Trust, Series 2019-2-A1	2.60%		04/15/2020	19,746,405
7,108,328	Carvana Auto Receivables Trust, Series 2019-1A-A1	2.71%	^	03/16/2020	7,109,998
31,442,070	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	32,164,043
44,778,159	Castlelake Aircraft Securitization Trust, Series 2017-1-A	3.97%		07/15/2042	45,595,002
16,646,447	Castlelake Aircraft Securitization Trust, Series 2018-1-A	4.13%	^	06/15/2043	17,087,977
849,101	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	849,646
5,016,185	Citi Held For Asset Issuance, Series 2015-PM2-C	5.96%	^	03/15/2022	5,023,204
32,955,025	CLI Funding LLC, Series 2018-1A-A	4.03%	^	04/18/2043	33,903,431
32,682,325	CLI Funding LLC, Series 2019-1A-A	3.71%	^	05/18/2044	33,075,794
22,339,100	Coinstar Funding LLC, Series 2017-1A-A2	5.22%	^	04/25/2047	22,892,685
9,541,406	Colony American Finance Ltd., Series 2016-1-A	2.54%	^	06/15/2048	9,506,282
5,084,986	Commonbond Student Loan Trust, Series 2015-A-A	3.20%	^	06/25/2032	5,106,513
11,125,279	Commonbond Student Loan Trust, Series 2016-A-A1	3.32%	^	05/25/2040	11,316,796
13,020,601	Consumer Installment Loan Trust, Series 2018-6-PT	9.52%	#^	06/17/2041	13,089,228
21,000,000	Credit Acceptance Auto Loan Trust, Series 2017-3A-A	2.65%	^	06/15/2026	21,040,135
41,000,000	Credit Acceptance Auto Loan Trust, Series 2018-1A-A	3.01%	^	02/16/2027	41,238,440
8,000,000	DB Master Finance LLC, Series 2019-1A-A2I	3.79%	^	05/20/2049	8,192,222
10,265,128	Dell Equipment Finance Trust, Series 2019-1-A1	2.65%	^	04/22/2020	10,283,073
50,000,000	Dividend SLR, Series 2019-1-A	3.67%	^	08/22/2039	49,992,220
10,383,830	DLL LLC, Series 2019-DA1-A1	2.66%	^	04/20/2020	10,389,626
10,092,307	Drive Auto Receivables Trust, Series 2017-3-C	2.80%		07/15/2022	10,105,050
4,433,131	Drive Auto Receivables Trust, Series 2019-2-A1	2.65%		03/16/2020	4,433,690
13,000,000	Drive Auto Receivables Trust, Series 2019-3-A1	2.49%		06/15/2020	13,001,318
8,062,250	Earnest Student Loan Program LLC, Series 2016-B-A2	3.02%	^	05/25/2034	8,070,029
10,434,001	Earnest Student Loan Program LLC, Series 2016-D-A2	2.72%	^	01/25/2041	10,474,627
59,236,662	ECAF Ltd., Series 2015-1A-A2	4.95%	^	06/15/2040	61,102,676
5,562,233	Element Rail Leasing LLC, Series 2016-1A-A1	3.97%	^	03/19/2046	5,676,984
10,342,817	Enterprise Fleet Financing LLC, Series 2019-1-A1	2.70%	^	03/23/2020	10,365,102
25,500,000	ExteNet Issuer LLC, Series 2019-1A-A2	3.20%	^	07/26/2049	25,552,887
6,479,069	Falcon Aerospace Ltd., Series 2017-1-A	4.58%	^	02/15/2042	6,594,999
5,189,224	Foundation Finance Trust, Series 2016-1A-A	3.96%	^	06/15/2035	5,228,073
12,748,639	Foundation Finance Trust, Series 2019-1A-A	3.86%	^	11/15/2034	12,923,818
25,243,515	Global SC Finance Ltd., Series 2018-1A-A	4.29%	^	05/17/2038	26,239,720
15,049,253	GM Financial Automobile Leasing Trust, Series 2018-1-A2A	2.39%		04/20/2020	15,048,150
36,194,419	Harbour Aircraft Investments Ltd., Series 2017-1-A	4.00%		11/15/2037	36,334,274
7,285,965	HERO Funding Trust, Series 2016-3A-A2	3.91%	^	09/20/2042	7,626,492
17,883,356	HERO Funding Trust, Series 2016-4A-A2	4.29%	^	09/20/2047	18,909,099
13,311,379	Horizon Aircraft Finance Ltd., Series 2018-1-A	4.46%	^	12/15/2038	13,776,878
28,500,000	Horizon Aircraft Finance Ltd., Series 2019-1-A	3.72%	^	07/15/2039	28,571,136
48,000,000	JACK, Series 2019-1A-A23	4.97%	^	08/25/2049	48,000,000
62,683,500	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	65,813,325
24,107,981	JOL Air Ltd., Series 2019-1-A	3.97%	^	04/15/2044	24,394,384
12,000,000	Kabbage Funding LLC, Series 2019-1-A	3.83%	^	03/15/2024	12,173,240
21,750,000	Kabbage Funding LLC, Series 2019-1-B	4.07%	^	03/15/2024	22,028,378
8,170,010	Kestrel Aircraft Funding Ltd., Series 2018-1A-A	4.25%	^	12/15/2038	8,253,483
8,847,142	Kubota Credit Owner Trust, Series 2019-1A-A1	2.51%	^	06/15/2020	8,872,808
79,802,083	Labrador Aviation Finance Ltd., Series 2016-1A-A1	4.30%	^	01/15/2042	82,366,603
11,000,000	Lendmark Funding Trust, Series 2017-2A-A	2.80%	^	05/20/2026	11,007,530
13,555,233	Mariner Finance Issuance Trust, Series 2017-AA-A	3.62%	^	02/20/2029	13,611,167
607,901	Marlette Funding Trust, Series 2017-3A-A	2.36%	^	12/15/2024	607,721
3,847,396	Marlette Funding Trust, Series 2018-1A-A	2.61%	^	03/15/2028	3,845,990
10,602,390	Marlette Funding Trust, Series 2018-4A-A	3.71%	^	12/15/2028	10,712,466
30,596,922	Mosaic Solar Loan Trust, Series 2017-2A-A	3.82%	^	06/22/2043	31,134,956
18,082,082	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01%	^	06/22/2043	18,677,283
23,530,002	Mosaic Solar Loan Trust, Series 2018-2GS-A	4.20%	^	02/22/2044	24,208,695
4,063,633	Mosaic Solar Loan Trust, Series 2019-1A-A	4.37%	^	12/21/2043	4,259,415
23,000,000	Navient Private Education Loan Trust, Series 2017-A-B	3.91%	^	12/16/2058	23,739,229
30,000,000	Navient Private Education Loan Trust, Series 2018-BA-B	4.13%	^	12/15/2059	31,505,502
8,982,218	Newtek Small Business Loan Trust, Series 2018-1-A (1 Month LIBOR USD + 1.70%)	4.10%	^	02/25/2044	8,988,046
75,000,000	OneMain Financial Issuance Trust, Series 2017-1A-A1	2.37%	^	09/14/2032	74,867,363
13,910,846	Oxford Finance Funding LLC, Series 2016-1A-A	3.97%	^	06/17/2024	14,035,378
12,500,000	Oxford Finance Funding LLC, Series 2019-1A-A2	4.46%	^	02/15/2027	12,842,935
52,500,000	Pioneer Aircraft Finance Ltd., Series 2019-1-A	3.97%	^	06/15/2044	52,177,913
55,111,400	PPT2, Series 2019-ST1-A	4.50%	^	07/15/2025	55,111,400
683,023	Prosper Marketplace Issuance Trust Series	3.11%	^	06/17/2024	683,428
17,893,279	Renew, Series 2017-2A-A	3.22%	^	09/22/2053	18,281,939
10,965,000	Santander Drive Auto Receivables Trust 2018-1, Series 2018-1-B	2.63%		07/15/2022	10,982,051
3,590,487	Santander Drive Auto Receivables Trust, Series 2017-2-B	2.21%		10/15/2021	3,589,665
4,187,102	Santander Drive Auto Receivables Trust, Series 2019-1-A1	2.72%		02/18/2020	4,187,467
21,280,938	Santander Drive Auto Receivables Trust, Series 2019-2-A1	2.56%		05/15/2020	21,313,080
10,326,692	Santander Retail Auto Lease Trust, Series 2019-A-A1	2.62%	^	04/20/2020	10,343,472
18,452,443	SCF Equipment Leasing LLC, Series 2017-2A-A	3.41%	^	12/20/2023	18,638,573
31,075,931	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	31,935,740
10,438,815	SLM Private Credit Student Loan Trust, Series 2006-A-A5 (3 Month LIBOR USD + 0.29%, 0.29% Floor)	2.70%		06/15/2039	10,149,396
7,961,256	SLM Private Credit Student Loan Trust, Series 2006-B-A5 (3 Month LIBOR USD + 0.27%, 0.27% Floor)	2.68%		12/15/2039	7,780,046
37,000,000	SLVRR, Series 2019-1-A	3.97%	^	07/15/2044	37,121,323
1,777,999	SoFi Consumer Loan Program LLC, Series 2016-1-A	3.26%	^	08/25/2025	1,795,449
18,750,000	SoFi Consumer Loan Program LLC, Series 2017-6-A2	2.82%	^	11/25/2026	18,789,536
3,517,614	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	3,535,054
14,542,384	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	14,644,527
1,186,603	SoFi Consumer Loan Program Trust, Series 2017-5-A1	2.14%	^	09/25/2026	1,185,906
10,000,000	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	10,021,454
2,170,749	SoFi Consumer Loan Program Trust, Series 2017-6-A1	2.20%	^	11/25/2026	2,169,273
2,211,875	SoFi Consumer Loan Program Trust, Series 2018-1-A1	2.55%	^	02/25/2027	2,210,941
2,823,118	SoFi Consumer Loan Program Trust, Series 2018-2-A1	2.93%	^	04/26/2027	2,826,522
7,181,779	SoFi Consumer Loan Program Trust, Series 2018-4-A	3.54%	^	11/26/2027	7,272,807
10,212,827	SoFi Professional Loan Program, Series 2016-A-A2	2.76%	^	12/26/2036	10,276,373
20,000,000	SoFi Professional Loan Program, Series 2017-E-B	3.49%	^	11/26/2040	20,218,098
13,000,000	SoFi Professional Loan Program, Series 2017-E-C	4.16%	^	11/26/2040	13,508,473
22,800,000	SoFi Professional Loan Program, Series 2018-A-B	3.61%	^	02/25/2042	23,513,731
18,000,000	SoFi Professional Loan Program, Series 2018-B-BFX	3.83%	^	08/25/2047	18,740,239
8,770,509	SoFi Professional Loan Program, Series 2019-A-A1FX	3.18%	^	06/15/2048	8,855,481
7,437,890	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	7,446,050
71,750,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	71,923,291
26,692,043	Sprite Ltd., Series 2017-1-A	4.25%	^	12/15/2037	27,053,186
2,234,543	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	2,285,955
24,873,348	STARR Ltd., Series 2018-1-A	4.09%	^	05/15/2043	25,374,596
14,862,256	Sunnova Helios II Issuer LLC, Series 2018-1A-A	4.87%	^	07/20/2048	15,976,149
20,000,000	Sunnova Helios III Issuer LLC, Series 2019-AA-A	3.75%	^	06/20/2046	20,121,260
28,855,000	Taco Bell Funding LLC, Series 2018-1A-A2I	4.32%	^	11/25/2048	29,967,072
3,683,500	TAL Advantage LLC, Series 2013-2A-A	3.55%	^	11/20/2038	3,731,367
4,397,867	Textainer Marine Containers Ltd., Series 2017-1A-A	3.72%	^	05/20/2042	4,461,542
4,013,686	Triton Container Finance LLC, Series 2017-1A-A	3.52%	^	06/20/2042	4,081,429
22,750,000	Triton Container Finance LLC, Series 2018-1A-A	3.95%	^	03/20/2043	23,301,544
40,500,000	Triton Container Finance LLC, Series 2018-2A-A	4.19%	^	06/22/2043	41,582,128
13,032,581	Upgrade Receivables Trust, Series 2018-1A-A	3.76%	^	11/15/2024	13,096,430
14,070,452	Upstart Securitization Trust, Series 2019-1-A	3.45%	^	04/20/2026	14,131,129
17,858,667	Vantage Data Centers Issuer LLC, Series 2018-1A-A2	4.07%	^	02/16/2043	18,363,956
21,871,667	Vantage Data Centers Issuer LLC, Series 2018-2A-A2	4.20%	^	11/16/2043	22,548,114
18,526,738	Vivint Colar Financing LLC, Series 2018-1A-A	4.73%	^	04/30/2048	19,657,239
55,136,834	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10%	#^	09/14/2022	56,750,424
21,000,000	Wendy’s Funding LLC, Series 2019-1A-A2II	4.08%	^	06/15/2049	21,318,591
9,698,176	Westlake Automobile Receivables Trust, Series 2019-1A-A1	2.77%	^	02/18/2020	9,701,723
35,000,000	Westlake Automobile Receivables Trust, Series 2019-2A-A2A	2.57%	^	02/15/2023	35,044,555
11,100,000	Zephyrus Capital Aviation Partners Ltd., Series 2018-1-A	4.61%	^	10/15/2038	11,174,403

Total Asset Backed Obligations (Cost $2,263,763,808)					2,302,971,883

Collateralized Loan Obligations - 5.2%
10,000,000	Adams Mill Ltd., Series 2014-1A-C1R (3 Month LIBOR USD + 2.35%)	4.95%	^	07/15/2026	10,004,271
68,250,000	AIMCO, Series 2015-AA-AR (3 Month LIBOR USD + 0.85%, 0.85% Floor)	3.45%	^	01/15/2028	67,947,581
18,760,000	Anchorage Capital Ltd., Series 2014-5RA-A (3 Month LIBOR USD + 0.99%)	3.59%	^	01/15/2030	18,649,386
37,500,000	Anchorage Capital Ltd., Series 2016-9A-AR (3 Month LIBOR USD + 1.37%)	0.00%	^	07/15/2032	37,500,000
36,000,000	Anchorage Capital Ltd., Series 2018-10A-A1A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	3.80%	^	10/15/2031	35,948,287
7,271,224	Apidos Ltd., Series 2013-16A-A1R (3 Month LIBOR USD + 0.98%)	3.57%	^	01/19/2025	7,279,583
75,000,000	Arrowpoint Ltd., Series 2013-1A-A1R (3 Month LIBOR USD + 1.52%, 1.52% Floor)	4.04%	^	11/15/2028	75,061,455
35,000,000	Assurant Ltd., Series 2018-2A-A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	3.82%	^	10/20/2031	34,992,536
20,000,000	Assurant Ltd., Series 2019-1A-A (3 Month LIBOR USD + 1.35%, 1.35% Floor)	3.91%	^	04/20/2030	20,026,890
25,000,000	Birch Grove Ltd., Series 19A-A (3 Month LIBOR USD + 1.49%)	3.97%	^	06/15/2031	25,012,258
22,500,000	BlueMountain Ltd., Series 2016-2A-A2 (3 Month LIBOR USD + 2.00%)	4.52%	^	08/20/2028	22,512,097
43,000,000	Cathedral Lake Ltd., Series 2016-4A-A (3 Month LIBOR USD + 1.65%)	4.24%	^	10/20/2028	43,058,363
50,000,000	CBAM Ltd., Series 2018-6A-A (3 Month LIBOR USD + 0.94%)	3.54%	^	07/15/2031	49,962,223
3,000,000	CFIP Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 1.32%)	3.92%	^	07/13/2029	3,004,110
31,500,000	CRMN Mortgage Trust, Series 2018-1A-A1 (3 Month LIBOR USD + 1.25%, 1.25% Floor)	3.83%	^	10/25/2031	31,525,322
98,000,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	3.93%	^	07/20/2030	98,252,274
61,250,000	CVP Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.19%, 1.19% Floor)	3.78%	^	01/20/2031	61,202,984
35,250,000	Elevation Ltd., Series 2014-2A-A1R (3 Month LIBOR USD + 1.23%)	3.83%	^	10/15/2029	35,251,264
25,500,000	Elevation Ltd., Series 2018-9A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	3.72%	^	07/15/2031	25,317,579
40,000,000	Elmwood Ltd., Series 2019-2A-A (3 Month LIBOR USD + 1.45%, 1.45% Floor)	4.00%	^	04/20/2031	40,054,562
10,000,000	Elmwood Ltd., Series 2019-2A-B (3 Month LIBOR USD + 2.10%, 2.10% Floor)	4.65%	^	04/20/2031	10,012,113
5,434,016	GLG Ore Hill Ltd., Series 2013-1A-A (3 Month LIBOR USD + 1.12%)	3.72%	^	07/15/2025	5,439,880
49,300,000	Greywolf Ltd., Series 2018-1A-A1 (3 Month LIBOR USD + 1.03%)	3.62%	^	04/26/2031	48,947,385
50,000,000	Greywolf Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.18%, 1.18% Floor)	3.77%	^	10/20/2031	49,780,643
1,750,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	7.58%	^	04/28/2025	1,642,141
5,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	6.24%	^	10/22/2025	5,010,196
85,500,000	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R (3 Month LIBOR USD + 0.90%)	3.50%	^	10/18/2027	85,169,007
31,000,000	Harbourview Ltd., Series 7RA-A1 (3 Month LIBOR USD + 1.13%, 1.13% Floor)	3.73%	^	07/18/2031	30,843,283
22,659,597	Jamestown Ltd., Series 2014-4A-A1AR (3 Month LIBOR USD + 0.69%)	3.29%	^	07/15/2026	22,604,422
20,000,000	Jamestown Ltd., Series 2016-9A-A1A (3 Month LIBOR USD + 1.57%)	4.16%	^	10/20/2028	20,011,996
56,695,000	Jamestown Ltd., Series 2018-6RA-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.73%	^	04/25/2030	56,407,499
13,600,000	Kayne Ltd., Series 2019-5A-A (3 Month LIBOR USD + 1.35%, 1.35% Floor)	0.00%	^	07/24/2032	13,600,000
12,950,000	Kayne Ltd., Series 2019-5A-B1 (3 Month LIBOR USD + 2.00%, 2.00% Floor)	0.00%	^	07/24/2032	12,950,000
20,000,000	KVK Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 0.90%)	3.50%	^	01/14/2028	19,910,059
30,000,000	LCM LP, Series 17A-A2RR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.75%	^	10/15/2031	29,905,163
50,000,000	LCM LP, Series 19A-AR (3 Month LIBOR USD + 1.24%, 1.24% Floor)	3.84%	^	07/15/2027	50,046,187
20,000,000	Madison Park Funding Ltd., Series 2013-11A-AR (3 Month LIBOR USD + 1.16%)	3.75%	^	07/23/2029	20,009,082
5,500,000	Madison Park Funding Ltd., Series 2014-15A-CR (3 Month LIBOR USD + 3.45%)	6.03%	^	01/27/2026	5,503,189
5,000,000	Madison Park Funding Ltd., Series 2014-15A-DR (3 Month LIBOR USD + 5.44%)	8.02%	^	01/27/2026	4,992,827
64,500,000	Marathon Ltd., Series 2013-5A-A1R (3 Month LIBOR USD + 0.87%)	3.39%	^	11/21/2027	64,230,465
39,832,607	Marathon Ltd., Series 2014-7A-A1R (3 Month LIBOR USD + 1.32%)	3.90%	^	10/28/2025	39,854,524
25,000,000	Marble Point Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.33%, 1.33% Floor)	3.92%	^	01/20/2032	25,056,737
16,000,000	Marble Point Ltd., Series 2019-1A-A1 (3 Month LIBOR USD + 1.42%)	3.86%	^	07/23/2032	16,005,871
75,000,000	Midocean Credit, Series 2017-7A-A1 (3 Month LIBOR USD + 1.32%)	3.92%	^	07/15/2029	75,130,153
54,500,000	Midocean Credit, Series 2018-9A-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.74%	^	07/20/2031	54,313,419
65,000,000	MP Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 1.25%)	3.84%	^	10/20/2030	64,807,278
55,000,000	MP Ltd., Series 2013-2A-ARR (3 Month LIBOR USD + 1.28%)	3.86%	^	07/25/2029	54,938,270
40,000,000	MP Ltd., Series 2015-2A-AR (3 Month LIBOR USD + 0.91%)	3.49%	^	10/28/2027	39,952,614
30,000,000	Nassau Ltd., Series 2018-IA-A (3 Month LIBOR USD + 1.15%)	3.75%	^	07/15/2031	29,891,667
2,250,000	Neuberger Berman Ltd., Series 2017-16SA-A (3 Month LIBOR USD + 0.85%)	3.45%	^	01/15/2028	2,244,310
17,000,000	Newark BSL Ltd., Series 2016-1A-A1 (3 Month LIBOR USD + 1.52%)	4.10%	^	12/21/2029	17,137,193
10,000,000	Newark BSL Ltd., Series 2016-1A-A2 (3 Month LIBOR USD + 2.20%)	4.78%	^	12/21/2029	10,007,364
19,500,000	Northwoods Capital Ltd., Series 2017-16A-A (3 Month LIBOR USD + 1.27%)	3.79%	^	11/15/2030	19,513,951
39,250,000	Northwoods Capital Ltd., Series 2018-11BA-A1 (3 Month LIBOR USD + 1.10%, 1.10% Floor)	3.69%	^	04/19/2031	39,049,898
40,000,000	Ocean Trails, Series 2019-7A-A1 (3 Month LIBOR USD + 1.40%, 1.40% Floor)	3.94%	^	04/17/2030	40,041,877
36,000,000	OCP Ltd., Series 2015-9A-A1R (3 Month LIBOR USD + 0.80%)	3.40%	^	07/15/2027	35,931,898
50,000,000	OFSI Fund Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.75%	^	07/15/2031	49,686,163
24,827,982	Palmer Square Loan Funding Ltd., Series 2017-1A-A1 (3 Month LIBOR USD + 0.74%)	3.34%	^	10/15/2025	24,803,452
38,000,000	Park Avenue Institutional Advisers Ltd., Series 2016-1A-A1R (3 Month LIBOR USD + 1.20%)	3.72%	^	08/23/2031	37,961,062
28,500,000	Pikes Peak, Series 2019-3A-A (3 Month LIBOR USD + 1.43%)	4.01%	^	04/25/2030	28,565,578
20,500,000	PPM Ltd., Series 2019-3A-A (3 Month LIBOR USD + 1.40%)	0.00%	^	07/17/2030	20,501,299
28,000,000	Prudential PLC, Series 2018-1A-A (3 Month LIBOR USD + 1.15%)	3.75%	^	07/15/2031	27,825,680
2,500,000	Regatta Funding Ltd., Series 2018-1A-B (3 Month LIBOR USD + 1.65%)	4.24%	^	07/17/2031	2,470,244
20,000,000	Regatta Funding Ltd., Series 2018-3A-A (3 Month LIBOR USD + 1.19%)	3.77%	^	10/25/2031	19,940,018
25,500,000	Rockford Tower Ltd., Series 2017-3A-A (3 Month LIBOR USD + 1.19%)	3.78%	^	10/20/2030	25,437,291
39,000,000	Rockford Tower Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.10%)	3.62%	^	05/20/2031	38,757,383
50,000,000	Sound Point Ltd., Series 2013-3RA-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.75%	^	04/18/2031	49,675,000
28,000,000	Sound Point Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	3.77%	^	10/26/2031	27,762,355
30,000,000	Steele Creek Ltd., Series 2014-1RA-A (3 Month LIBOR USD + 1.07%, 1.07% Floor)	3.66%	^	04/21/2031	29,898,222
20,000,000	Steele Creek Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.26%)	3.78%	^	05/21/2029	19,987,500
34,000,000	Steele Creek Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 1.12%, 1.12% Floor)	3.53%	^	06/15/2031	33,740,441
10,000,000	Steele Creek Ltd., Series 2019-1A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	4.76%	^	04/15/2032	10,044,239
10,000,000	Symphony Ltd., Series 2014-15A-AR2 (3 Month LIBOR USD + 1.26%, 1.26% Floor)	4.10%	^	01/17/2032	9,995,815
30,000,000	TCI-Flatiron Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 1.22%, 1.22% Floor)	3.81%	^	07/17/2028	30,018,045
25,000,000	Venture Ltd., Series 2014-19A-ARR (3 Month LIBOR USD + 1.26%, 1.26% Floor)	3.86%	^	01/15/2032	25,070,912
62,945,000	Venture Ltd., Series 2015-20A-AR (3 Month LIBOR USD + 0.82%)	3.42%	^	04/15/2027	62,852,224
30,500,000	Vibrant Ltd., Series 2016-5A-A (3 Month LIBOR USD + 1.55%)	4.14%	^	01/20/2029	30,540,614
75,000,000	Vibrant Ltd., Series 2018-10A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	3.79%	^	10/20/2031	74,665,247
20,000,000	Wellfleet Ltd., Series 2016-2A-A1R (3 Month LIBOR USD + 1.14%, 1.14% Floor)	3.73%	^	10/20/2028	20,016,832
25,000,000	Wellfleet Ltd., Series 2017-2A-A1 (3 Month LIBOR USD + 1.25%)	3.84%	^	10/20/2029	25,015,819
46,000,000	Wellfleet Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	3.79%	^	10/20/2031	45,892,186
5,705,953	WhiteHorse Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 0.90%)	3.48%	^	05/01/2026	5,703,100
17,000,000	WhiteHorse Ltd., Series 2015-10A-A1R (3 Month LIBOR USD + 0.93%, 0.93% Floor)	3.52%	^	04/17/2027	16,973,550
4,000,000	Wind River Ltd., Series 2013-2A-AR (3 Month LIBOR USD + 1.23%)	3.83%	^	10/18/2030	3,990,923
40,000,000	Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	3.74%	^	01/15/2031	39,838,340
10,000,000	York Ltd., Series 2016-2A-A (3 Month LIBOR USD + 1.63%)	4.22%	^	01/20/2030	10,040,970
21,485,083	Zais Ltd., Series 2014-2A-A1AR (3 Month LIBOR USD + 1.20%)	3.78%	^	07/25/2026	21,498,195
2,500,000	Zais Ltd., Series 2016-2A-A1 (3 Month LIBOR USD + 1.53%)	4.13%	^	10/15/2028	2,498,688

Total Collateralized Loan Obligations (Cost $2,738,768,797)					2,735,122,973

Non-Agency Commercial Mortgage Backed Obligations - 7.7%
10,139,000	20 Times Square Trust, Series 2018-20TS-F	3.20%	#^	05/15/2035	9,919,237
7,727,000	20 Times Square Trust, Series 2018-20TS-G	3.20%	#^	05/15/2035	7,434,532
3,500,000	Arbor Realty Ltd., Series 2017-FL2-AS (1 Month LIBOR USD + 1.25%)	3.64%	^	08/15/2027	3,511,777
5,500,000	Arbor Realty Ltd., Series 2017-FL2-B (1 Month LIBOR USD + 1.55%)	3.94%	^	08/15/2027	5,527,428
18,093,000	Arbor Realty Ltd., Series 2018-FL1-A (1 Month LIBOR USD + 1.15%)	3.54%	^	06/15/2028	18,167,642
2,602,000	AREIT Trust, Series 2018-CRE1-AS (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.65%	^	02/14/2035	2,606,051
1,706,000	AREIT Trust, Series 2018-CRE1-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	4.05%	^	02/14/2035	1,712,931
3,483,290	Ashford Hospitality Trust, Series 2018-ASHF-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	3.29%	^	04/15/2035	3,480,147
11,007,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%)	5.44%	^	12/15/2036	11,123,943
29,257,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	3.34%	^	06/15/2035	29,278,442
28,877,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-D (1 Month LIBOR USD + 2.30%, 2.30% Floor)	4.69%	^	06/15/2035	29,017,328
13,685,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	5.79%	^	06/15/2035	13,810,029
41,208,794	Banc of America Commercial Mortgage Trust, Series 2007-5-XW	0.00%	#^I/O	02/10/2051	412
4,000,000	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-B	4.51%	#	09/15/2048	4,335,522
57,263,928	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-XA	0.98%	#I/O	09/15/2048	2,394,159
1,018,373	Bancorp Commercial Mortgage Trust, Series 2018-CRE4-A (1 Month LIBOR USD + 0.90%, 0.95% Floor)	3.29%	^	09/15/2035	1,016,472
5,018,000	Bancorp Commercial Mortgage Trust, Series 2018-CRE4-D (1 Month LIBOR USD + 2.10%, 0.25% Floor)	4.49%	^	09/15/2035	4,981,337
16,476,263	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.39%	^	03/15/2036	16,490,620
6,530,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-B (1 Month LIBOR USD + 1.50%, 1.50% Floor)	3.89%	^	03/15/2036	6,534,378
1,057,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	4.74%	^	03/15/2036	1,058,077
39,682,462	BANK, Series 2017-BNK4-XA	1.60%	#I/O	05/15/2050	3,198,363
89,024,725	BANK, Series 2017-BNK5-XA	1.23%	#I/O	06/15/2060	5,405,777
1,750,000	BANK, Series 2018-BN10-AS	3.90%	#	02/15/2061	1,856,932
151,971,696	BANK, Series 2018-BN10-XA	0.89%	#I/O	02/15/2061	8,106,444
95,213,083	BANK, Series 2019-BN16-XA	1.13%	#I/O	02/15/2052	7,038,161
27,365,000	Barclays Commercial Mortgage Securities LLC, Series 2015-STP-D	4.43%	#^	09/10/2028	27,503,897
12,089,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%)	3.59%	^	08/15/2036	12,014,760
13,777,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%)	4.09%	^	08/15/2036	13,796,674
28,585,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%)	4.89%	^	08/15/2036	28,685,419
30,209,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%)	5.89%	^	08/15/2036	30,356,807
13,279,071	BBCMS Mortgage Trust, Series 2018-BXH-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.39%	^	10/15/2037	13,278,395
67,548,000	BBCMS Mortgage Trust, Series 2018-CBM-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.39%	^	07/15/2037	67,581,193
21,385,000	BBCMS Mortgage Trust, Series 2018-CBM-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.54%	^	07/15/2037	21,651,365
9,135,000	BBCMS Mortgage Trust, Series 2018-TALL-A (1 Month LIBOR USD + 0.72%)	3.12%	^	03/15/2037	9,115,130
4,500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	4,052,400
37,729,082	Benchmark Mortgage Trust, Series 2018-B7-XA	0.61%	#I/O	05/15/2053	1,254,862
81,040,805	Benchmark Mortgage Trust, Series 2019-B9-XA	1.22%	#I/O	03/15/2052	6,714,733
75,399,000	BHMS Trust, Series 2018-ATLS-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.64%	^	07/15/2035	75,552,995
9,394,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.29%	^	07/15/2035	9,410,781
28,680,000	Bremar Hotels and Resorts Trust, Series 2018-PRME-A (1 Month LIBOR USD + 0.82%, 0.82% Floor)	3.21%	^	06/15/2035	28,638,729
1,395,042	Bsprt Issuer Ltd., Series 2017-FL2-AS (1 Month LIBOR USD + 1.10%, 1.10% Floor)	3.49%	^	10/15/2034	1,397,561
3,025,000	Bsprt Issuer Ltd., Series 2017-FL2-B (1 Month LIBOR USD + 1.40%, 1.40% Floor)	3.79%	^	10/15/2034	3,033,560
15,809,000	Bsprt Issuer Ltd., Series 2019-FL5-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	3.63%	^	05/15/2029	15,869,264
6,663,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D (1 Month LIBOR USD + 1.32%, 1.35% Floor)	3.72%	^	03/15/2037	6,677,828
35,415,000	BX Commercial Mortgage Trust, Series 2018-BIOA-E (1 Month LIBOR USD + 1.95%, 1.98% Floor)	4.35%	^	03/15/2037	35,607,668
14,165,061	BX Commercial Mortgage Trust, Series 2018-IND-A (1 Month LIBOR USD + 0.75%, 0.75% Floor)	3.14%	^	11/15/2035	14,191,251
17,352,750	BX Trust, Series 2017-APPL-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	4.44%	^	07/15/2034	17,395,885
29,846,050	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.54%	^	07/15/2034	30,012,334
34,505,750	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%)	4.44%	^	07/15/2034	34,558,406
63,983,750	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%)	5.54%	^	07/15/2034	64,340,229
20,102,000	BX Trust, Series 2018-BILT-A (1 Month LIBOR USD + 0.80%, 0.80% Floor)	3.19%	^	05/15/2030	20,097,216
41,318,786	BX Trust, Series 2018-EXCL-A (1 Month LIBOR USD + 1.09%)	3.48%	^	09/15/2037	41,251,329
43,522,000	BX Trust, Series 2018-GW-A (1 Month LIBOR USD + 0.80%, 0.80% Floor)	3.19%	^	05/15/2035	43,511,642
2,447,000	BX Trust, Series 2018-GW-D (1 Month LIBOR USD + 1.77%, 1.77% Floor)	4.16%	^	05/15/2035	2,463,414
4,437,000	BX Trust, Series 2018-GW-E (1 Month LIBOR USD + 1.97%, 1.97% Floor)	4.36%	^	05/15/2035	4,469,618
7,481,000	BX Trust, Series 2018-GW-F (1 Month LIBOR USD + 2.42%, 2.42% Floor)	4.81%	^	05/15/2035	7,550,289
16,882,000	BX Trust, Series 2018-MCSF-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	5.04%	^	04/15/2035	17,013,636
3,038,000	Caesars Palace Las Vegas Trust, Series 2017-VICI-D	4.50%	#^	10/15/2034	3,175,760
49,662,469	CD Commercial Mortgage Trust, Series 2017-CD6-XA	1.11%	#I/O	11/13/2050	2,794,274
4,517,000	CFCRE Commercial Mortgage Trust 2016-C4, Series 2016-C4-AM	3.69%		05/10/2058	4,700,808
7,155,000	CFCRE Commercial Mortgage Trust, Series 2016-C4-C	5.04%	#	05/10/2058	7,626,130
60,449,601	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.88%	#I/O	05/10/2058	5,512,460
44,879,386	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.82%	#I/O	06/15/2050	4,140,698
3,128,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-B	4.69%	^	02/15/2033	3,325,970
3,128,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-C	5.29%	^	02/15/2033	3,346,458
1,877,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-D	6.10%	^	02/15/2033	2,013,703
5,436,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.99%	^	07/15/2032	5,450,589
7,611,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-E (1 Month LIBOR USD + 2.15%, 2.25% Floor)	4.54%	^	07/15/2032	7,618,538
43,737,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	5.39%	^	11/15/2036	43,981,394
24,582,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	6.14%	^	11/15/2036	24,760,318
192,493,751	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	1.94%	#^I/O	09/10/2045	8,726,165
151,543,062	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.33%	#I/O	03/10/2047	6,992,167
82,494,436	Citigroup Commercial Mortgage Trust, Series 2014-GC21-XA	1.35%	#I/O	05/10/2047	4,018,609
188,533,646	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.15%	#I/O	10/10/2047	8,483,712
6,265,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-B	3.77%		02/10/2048	6,471,352
3,685,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57%	#^	02/10/2048	3,439,644
213,254,692	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.52%	#I/O	02/10/2048	12,533,767
14,310,000	Citigroup Commercial Mortgage Trust, Series 2015-GC33-C	4.72%	#	09/10/2058	14,911,339
175,629,284	Citigroup Commercial Mortgage Trust, Series 2015-GC33-XA	1.08%	#I/O	09/10/2058	7,847,801
20,725,000	Citigroup Commercial Mortgage Trust, Series 2015-GC35-C	4.65%	#	11/10/2048	21,431,254
106,485,277	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	2.06%	#I/O	05/10/2049	10,963,224
213,263,618	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.45%	#I/O	02/10/2049	14,149,124
43,895,459	Citigroup Commercial Mortgage Trust, Series 2016-GC37-XA	1.94%	#I/O	04/10/2049	4,130,914
113,378,684	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.86%	#I/O	04/15/2049	9,439,524
60,353,567	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.15%	#I/O	07/10/2049	6,164,006
37,690,869	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.67%	#I/O	10/10/2049	2,929,101
46,774,243	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.29%	#I/O	04/14/2050	3,152,275
13,806,000	CLNS Trust, Series 2017-IKPR-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	4.46%	^	06/11/2032	13,848,776
88,477,000	CLNS Trust, Series 2017-IKPR-E (1 Month LIBOR USD + 3.50%, 3.50% Floor)	5.91%	^	06/11/2032	89,160,078
28,027,000	CLNS Trust, Series 2017-IKPR-F (1 Month LIBOR USD + 4.50%, 4.50% Floor)	6.91%	^	06/11/2032	28,340,558
1,495,388	Commercial Mortgage Pass Through Certificates, Series 2014-CR14-A2	3.15%		02/10/2047	1,494,549
31,890,717	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.81%	#I/O	08/15/2045	1,323,831
140,935,214	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.02%	#I/O	10/15/2045	7,117,989
107,542,787	Commercial Mortgage Pass-Through Certificates, Series 2012-LC4-XA	2.29%	#^I/O	12/10/2044	4,806,421
146,792,698	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.84%	#I/O	08/10/2046	3,617,750
197,481,083	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.33%	#I/O	10/10/2046	7,998,991
843,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR13-C	5.06%	#	11/10/2046	894,593
7,635,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.90%	#	08/10/2047	8,080,137
30,400,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.65%	#	11/10/2047	32,131,368
97,095,734	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3-XA	1.25%	#I/O	06/10/2047	4,458,296
8,215,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CALW-D	3.98%	#^	02/10/2034	8,490,122
13,025,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.25%	#^	03/10/2048	12,740,065
215,107,460	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	1.09%	#I/O	03/10/2048	7,655,976
9,110,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-B	4.63%	#	10/10/2048	9,877,864
85,179,730	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XA	1.11%	#I/O	10/10/2048	4,012,280
8,715,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-C	4.49%	#	02/10/2048	8,938,318
388,699,638	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.26%	#I/O	02/10/2048	15,630,817
26,930,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.80%	#	02/10/2049	29,057,430
20,355,000	Commercial Mortgage Pass-Through Certificates, Series 2016-GCT-E	3.58%	#^	08/10/2029	20,251,407
1,617,000	Commercial Mortgage Pass-Through Certificates, Series 2017-PANW-D	4.34%	#^	10/10/2029	1,676,698
5,524,000	Commercial Mortgage Pass-Through Certificates, Series 2017-PANW-E	4.13%	#^	10/10/2029	5,360,505
18,570,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.39%	^	09/15/2033	18,533,794
1,889,000	Core Industrial Trust, Series 2015-CALW-C	3.56%	^	02/10/2034	1,945,262
1,782,000	Core Mortgage Trust, Series 2019-CORE-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.29%	^	12/15/2031	1,791,943
150,822,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.70%	#^I/O	09/15/2037	4,356,705
26,290,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-A (1 Month LIBOR USD + 0.98%, 0.98% Floor)	3.37%	^	05/15/2036	26,302,961
21,723,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	4.54%	^	05/15/2036	21,761,580
4,606,000	CSAIL Commercial Mortgage Trust, Series 2015-C1-C	4.44%	#	04/15/2050	4,782,099
13,360,000	CSAIL Commercial Mortgage Trust, Series 2015-C2-AS	3.85%	#	06/15/2057	14,109,150
12,154,000	CSAIL Commercial Mortgage Trust, Series 2015-C3-C	4.50%	#	08/15/2048	11,844,729
9,759,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.73%	#	11/15/2048	10,302,371
310,587,907	CSAIL Commercial Mortgage Trust, Series 2015-C4-XA	1.05%	#I/O	11/15/2048	13,464,079
2,085,000	CSAIL Commercial Mortgage Trust, Series 2016-C7-C	4.53%	#	11/15/2049	2,103,684
187,441,149	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.40%	#I/O	06/15/2050	12,017,977
5,511,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10-C	4.25%	#	11/15/2050	5,734,359
91,595,846	CSAIL Commercial Mortgage Trust, Series 2017-CX10-XA	0.86%	#I/O	11/15/2050	4,384,345
4,393,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-AS	3.61%		06/15/2052	4,544,247
15,894,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-B	3.88%		06/15/2052	16,461,066
3,818,000	CSMC Trust 2017-MOON, Series 2017-MOON-D	3.30%	#^	07/10/2034	3,818,788
7,050,000	CSMC Trust, Series 2017-CALI-E	3.90%	#^	11/10/2032	6,848,488
6,050,000	CSMC Trust, Series 2017-CALI-F	3.90%	#^	11/10/2032	5,717,887
12,164,000	CSMC Trust, Series 2017-CHOP-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.29%	^	07/15/2032	12,199,999
21,321,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	5.69%	^	07/15/2032	21,461,667
4,673,000	CSMC Trust, Series 2017-MOON-E	3.30%	#^	07/10/2034	4,609,612
43,750,000	CSWF Trust, Series 2018-TOP-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.39%	^	08/15/2035	43,853,771
69,289,284	DBGS Mortgage Trust, Series 2018-BIOD-A (1 Month LIBOR USD + 0.80%, 0.80% Floor)	3.20%	^	05/15/2035	69,456,694
102,289,492	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.23%	#^I/O	07/10/2044	1,577,386
2,996,000	DBUBS Mortgage Trust, Series 2011-LC3A-PM2	5.27%	#^	05/10/2044	3,108,576
122,681,478	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.63%	#I/O	05/10/2049	9,369,283
49,786,000	Exantas Capital Corporation Ltd., Series 2019-RSO7-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.39%	^	04/15/2036	49,876,212
73,900,846	FREMF Mortgage Trust, Series 2010-K8-C	0.00%	^P/O	09/25/2043	70,619,870
86,165,686	FREMF Mortgage Trust, Series 2013-K713-D	0.00%	^P/O	04/25/2046	82,253,764
186,442,686	FREMF Mortgage Trust, Series 2013-K713-X2B	0.10%	^I/O	04/25/2046	122,493
41,214,120	FREMF Mortgage Trust, Series 2014-K503-D	0.00%	^P/O	10/25/2047	40,699,108
10,187,450	FREMF Mortgage Trust, Series 2014-K503-X2A	0.10%	#^I/O	10/25/2047	102
98,913,520	FREMF Mortgage Trust, Series 2014-K503-X2B	0.10%	^I/O	10/25/2047	12,137
29,214,421	GPMT Ltd., Series 2018-FL1-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	3.28%	^	11/21/2035	29,258,243
17,094,000	GPMT Ltd., Series 2019-FL2-A (1 Month LIBOR USD + 1.30%, 1.30% Floor)	3.69%	^	02/22/2036	17,175,196
3,322,000	GPT Mortgage Trust, Series 2018-GPP-B (1 Month LIBOR USD + 1.28%, 1.28% Floor)	3.67%	^	06/15/2035	3,319,342
15,417,000	Great Wolf Trust, Series 2017-WOLF-D (1 Month LIBOR USD + 2.10%, 1.00% Floor)	4.49%	^	09/15/2034	15,438,575
31,606,000	Great Wolf Trust, Series 2017-WOLF-E (1 Month LIBOR USD + 3.10%, 1.00% Floor)	5.49%	^	09/15/2034	31,688,624
16,823,000	Great Wolf Trust, Series 2017-WOLF-F (1 Month LIBOR USD + 4.07%, 1.00% Floor)	6.46%	^	09/15/2034	16,891,560
3,121,663	Greenwich Capital Commercial Funding Corporation, Series 2006-GG7-AM	5.83%	#	07/10/2038	3,147,069
18,224,953	GS Mortgage Securities Corporation, Series 2011-GC3-X	0.82%	#^I/O	03/10/2044	174,854
23,697,987	GS Mortgage Securities Corporation, Series 2013-GC10-XA	1.66%	#I/O	02/10/2046	1,084,154
278,569,192	GS Mortgage Securities Corporation, Series 2015-GC28-XA	1.23%	#I/O	02/10/2048	10,637,666
241,374,625	GS Mortgage Securities Corporation, Series 2015-GC32-XA	0.94%	#I/O	07/10/2048	8,892,362
170,937,241	GS Mortgage Securities Corporation, Series 2015-GC34-XA	1.48%	#I/O	10/10/2048	10,660,706
17,427,000	GS Mortgage Securities Corporation, Series 2018-3PCK-A (1 Month LIBOR USD + 1.45%, 1.45% Floor)	3.84%	^	09/15/2031	17,402,810
59,522,000	GS Mortgage Securities Corporation, Series 2018-FBLU-F (1 Month LIBOR USD + 3.25%, 3.25% Floor)	5.64%	^	11/15/2035	59,545,059
206,908,266	GS Mortgage Securities Corporation, Series 2018-GS9-XA	0.60%	#I/O	03/10/2051	6,892,942
34,121,000	GS Mortgage Securities Corporation, Series 2018-TWR-A (1 Month LIBOR USD + 0.90%, 0.85% Floor)	3.29%	^	07/15/2031	34,121,618
3,897,000	GS Mortgage Securities Corporation, Series 2018-TWR-D (1 Month LIBOR USD + 1.60%, 1.50% Floor)	3.99%	^	07/15/2031	3,887,616
11,950,000	GS Mortgage Securities Corporation, Series 2018-TWR-E (1 Month LIBOR USD + 2.10%, 2.10% Floor)	4.49%	^	07/15/2031	12,008,550
11,242,000	GS Mortgage Securities Corporation, Series 2018-TWR-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	5.19%	^	07/15/2031	11,317,394
4,648,000	GS Mortgage Securities Corporation, Series 2018-TWR-G (1 Month LIBOR USD + 3.92%, 3.98% Floor)	6.32%	^	07/15/2031	4,693,244
23,022,000	GS Mortgage Securities CorporationTrust 2019-SOHO, Series 2019-SOHO-E (1 Month LIBOR USD + 1.87%, 1.88% Floor)	4.32%	^	06/15/2036	23,029,091
16,399,000	GS Mortgage Securities CorporationTrust, Series 2018-LUAU-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.39%	^	11/15/2032	16,347,510
93,402,831	GS Mortgage Securities Trust, Series 2012-GC6-XA	2.13%	#^I/O	01/10/2045	3,581,466
3,500,000	GS Mortgage Securities Trust, Series 2015-GC28-C	4.47%	#	02/10/2048	3,558,862
67,777,514	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.94%	#I/O	11/10/2048	2,896,140
55,297,516	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.81%	#I/O	05/10/2049	4,435,497
308,992,913	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.38%	#I/O	10/10/2049	21,017,760
69,322,980	GS Mortgage Securities Trust, Series 2016-GS4-XA	0.70%	#I/O	11/10/2049	2,057,347
190,467,346	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.28%	#I/O	08/10/2050	13,677,498
98,700,000	GS Mortgage Securities Trust, Series 2017-GS7-XB	0.50%	#I/O	08/10/2050	2,606,381
3,443,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSA	5.07%	#^	03/10/2033	3,791,656
6,834,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSB	5.07%	#^	03/10/2033	7,437,629
9,287,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSC	5.07%	#^	03/10/2033	9,905,887
8,990,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSD	5.07%	#^	03/10/2033	9,275,558
11,236,750	GS Mortgage Securities Trust, Series 2018-GS10-WLSE	5.07%	#^	03/10/2033	11,382,578
61,139,851	GS Mortgage Securities Trust, Series 2019-GC38-XA	1.13%	#I/O	02/10/2052	4,686,584
17,260,062	GS Mortgage Securities Trust, Series 2019-GC39-XA	1.30%	#I/O	05/10/2052	1,462,652
7,037,000	Hilton Orlando Trust, Series 2018-ORL-E (1 Month LIBOR USD + 2.65%)	5.04%	^	12/15/2034	7,099,505
5,692,000	Hilton USA Trust 2016-SFP, Series 2016-SFP-A	2.83%	^	11/05/2035	5,708,339
41,302,000	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.54%	^	11/15/2036	41,431,110
9,317,000	IMT Trust, Series 2017-APTS-BFL (1 Month LIBOR USD + 0.95%)	3.34%	^	06/15/2034	9,276,496
2,917,000	IMT Trust, Series 2017-APTS-CFL (1 Month LIBOR USD + 1.10%)	3.49%	^	06/15/2034	2,901,161
1,002,196	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CBX-X1	1.04%	#^I/O	01/12/2037	11,046
1,786,366	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-CB12-AJ	4.99%	#	09/12/2037	1,808,112
2,802,116	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.29%	#I/O	05/15/2045	3,119
18,502,399	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-X	0.63%	#I/O	06/12/2047	675
55,048,635	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-X1	0.00%	#^I/O	02/12/2051	550
140,518,022	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C6-XA	1.75%	#I/O	05/15/2045	5,229,336
287,405,860	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	1.92%	#I/O	10/15/2045	13,059,751
111,581,382	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.66%	#I/O	06/15/2045	3,300,153
77,999,038	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.25%	#I/O	01/15/2049	3,306,824
7,271,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-B (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.39%	^	06/15/2032	7,232,323
5,488,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-C (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.64%	^	06/15/2032	5,423,187
17,779,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.29%	^	06/15/2032	17,484,962
72,894,928	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.39%	^	06/15/2032	73,085,286
605,220	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	605,666
1,516,531	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL6-B (1 Month LIBOR USD + 2.28%, 2.28% Floor)	4.67%	^	11/15/2031	1,517,589
4,857,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.14%	#^	10/05/2031	4,902,025
6,954,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8-B (1 Month LIBOR USD + 1.10%, 1.14% Floor)	3.49%	^	02/15/2035	6,956,057
905,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8-C (1 Month LIBOR USD + 1.30%, 1.34% Floor)	3.69%	^	02/15/2035	906,416
1,145,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON-E	3.88%	#^	01/05/2031	1,159,079
5,831,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54%	^	07/05/2033	6,188,724
85,921,717	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.02%	#I/O	02/15/2047	2,809,709
3,396,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.81%	#	08/15/2047	3,515,595
213,980,566	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	1.08%	#I/O	11/15/2047	7,220,368
6,499,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.55%	#	01/15/2048	6,841,759
226,836,431	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.20%	#I/O	01/15/2048	8,598,190
12,055,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-C	4.48%	#	02/15/2048	12,528,771
10,425,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.98%	#^	02/15/2048	10,131,530
15,238,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-C	4.36%	#	10/15/2048	15,643,197
41,767,500	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-XA	1.25%	#I/O	10/15/2048	1,651,086
56,370,490	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.91%	#I/O	05/15/2048	1,520,904
153,938,735	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.68%	#I/O	07/15/2048	4,233,269
23,865,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.82%	#	11/15/2048	25,193,092
92,926,650	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.53%	#I/O	11/15/2048	3,941,010
17,630,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.77%	#	12/15/2048	18,612,421
32,345,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.90%	#	03/15/2049	34,561,884
146,855,371	JPMBB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.84%	#I/O	06/15/2049	10,681,423
167,305,246	JPMBB Commercial Mortgage Securities Trust, Series 2017-C5-XA	1.14%	#I/O	03/15/2050	9,573,909
93,382,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5-XA	1.50%	#I/O	06/13/2052	10,482,690
11,508,000	KREF Ltd., Series 2018-FL1-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	3.49%	^	06/15/2036	11,569,855
8,627,775	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.90%	#^I/O	11/15/2038	2,216
31,939,000	LoanCore Issuer Ltd., Series 2018-CRE1-AS (1 Month LIBOR USD + 1.50%, 1.50% Floor)	3.89%	^	05/15/2028	32,081,499
45,101,000	LoanCore Issuer Ltd., Series 2019-CRE2-AS (1 Month LIBOR USD + 1.50%, 1.50% Floor)	3.89%	^	05/09/2036	45,225,028
8,610,000	LoanCore Issuer Ltd., Series 2019-CRE3-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	3.44%	^	04/15/2034	8,639,076
22,474,347	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.27%	#^I/O	03/10/2050	973,341
40,264,356	Merrill Lynch Mortgage Investors Trust, Series 1998-C1-IO	0.64%	#I/O	11/15/2026	204,338
769,515	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.78%	#	05/12/2039	777,191
11,401,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.30%	^	10/15/2030	10,067,131
148,457,666	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.77%	#I/O	10/15/2046	3,264,302
31,680,218	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.49%	#I/O	02/15/2046	1,281,088
11,700,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.62%	#	10/15/2047	12,344,511
37,950,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	38,682,826
20,087,700	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-B	4.16%		02/15/2048	21,097,575
5,457,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.61%	#	02/15/2048	5,696,958
235,927,848	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.47%	#I/O	02/15/2048	12,313,074
10,616,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.27%	#	07/15/2050	10,985,537
8,460,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25-C	4.68%	#	10/15/2048	9,040,434
19,422,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.68%	#	12/15/2047	19,948,624
1,517,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/15/2047	1,389,629
172,224,925	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.40%	#I/O	01/15/2049	10,461,080
2,314,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31-C	4.46%	#	11/15/2049	2,359,999
52,128,046	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33-XA	1.59%	#I/O	05/15/2050	3,838,496
1,758,005	Morgan Stanley Capital Trust, Series 2007-T27-AJ	6.14%	#	06/11/2042	1,867,463
12,140,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%)	4.59%	^	11/15/2034	12,155,394
17,935,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%)	5.54%	^	11/15/2034	17,957,042
13,586,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%)	6.74%	^	11/15/2034	13,611,718
34,376,000	Morgan Stanley Capital Trust, Series 2018-SUN-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	3.29%	^	07/15/2035	34,435,309
11,392,000	Morgan Stanley Capital Trust, Series 2018-SUN-D (1 Month LIBOR USD + 1.65%, 1.65% Floor)	4.04%	^	07/15/2035	11,454,234
20,425,000	Morgan Stanley Capital Trust, Series 2018-SUN-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	4.94%	^	07/15/2035	20,693,262
10,748,000	Morgan Stanley Capital Trust, Series 2018-SUN-G (1 Month LIBOR USD + 3.05%, 3.05% Floor)	5.44%	^	07/15/2035	10,857,551
79,421,647	Morgan Stanley Capital Trust, Series 2019-L2-XA	1.20%	#I/O	03/15/2052	6,581,457
1,315,000	Morgan Stanley Capital Trust, Series 2019-PLND-B (1 Month LIBOR USD + 1.30%, 1.30% Floor)	3.69%	^	05/15/2036	1,318,297
6,002,000	Morgan Stanley Capital Trust, Series 2019-PLND-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	4.54%	^	05/15/2036	6,020,804
20,543,522	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.72%	#^I/O	11/12/2041	871
2,575,000	Morgan Stanley Capital, Inc., Series 2014-CPT-E	3.56%	#^	07/13/2029	2,596,242
2,325,000	Morgan Stanley Capital, Inc., Series 2014-CPT-F	3.56%	#^	07/13/2029	2,330,160
26,951,993	Morgan Stanley Capital, Inc., Series 2015-UBS8-XA	1.05%	#I/O	12/15/2048	1,255,149
147,791,538	Morgan Stanley Capital, Inc., Series 2017-H1-XA	1.60%	#I/O	06/15/2050	11,541,677
3,994,965	Motel 6 Trust, Series 2017-MTL6-A (1 Month LIBOR USD + 0.92%, 0.92% Floor)	3.31%	^	08/15/2034	4,000,275
14,965,292	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	3.39%	^	06/15/2035	14,924,600
14,792,000	NLY Commercial Mortgage Trust, Series 2019-FL2-AS (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.99%	^	02/15/2036	14,871,507
3,453,000	One Market Plaza Trust, Series 2017-1MKT-E	4.14%	^	02/10/2032	3,525,495
13,165,000	PFP Ltd., Series 2019-5-A (1 Month LIBOR USD + 0.97%)	3.37%	^	04/14/2036	13,215,185
1,243,000	RAIT Trust, Series 2017-FL7-AS (1 Month LIBOR USD + 1.30%, 1.30% Floor)	3.69%	^	06/15/2037	1,234,887
5,840,000	RCM Trust, Series 2019-FL3-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.40%	^	03/25/2034	5,828,770
14,159,000	Rosslyn Portfolio Trust, Series 2017-ROSS-A (1 Month LIBOR USD + 0.95%, 1.94% Floor)	3.34%	^	06/15/2033	14,155,116
15,724,000	Rosslyn Portfolio Trust, Series 2017-ROSS-B (1 Month LIBOR USD + 1.25%, 2.24% Floor)	3.64%	^	06/15/2033	15,680,525
12,030,000	Structured Adjustable Rate Mortgage Loan Trust, Series AM-4138 COLL	2.95%		07/28/2031	12,300,675
31,500,000	Structured Adjustable Rate Mortgage Loan Trust, Series BMOC-3934-PT	2.69%		08/25/2030	31,682,109
23,506,500	Structured Adjustable Rate Mortgage Loan Trust, Series CITI-8903-COLL	2.87%		07/25/2031	23,897,663
28,877,000	Structured Adjustable Rate Mortgage Loan Trust, Series JPM-2048-COLL	3.19%		07/25/2031	30,338,898
27,640,000	Structured Adjustable Rate Mortgage Loan Trust, Series JPM-2059-COLL	3.04%		07/25/2031	28,607,400
22,260,000	Structured Adjustable Rate Mortgage Loan Trust, Series JPM-2100-COLL	2.97%		07/25/2031	22,886,062
54,600,000	Structured Adjustable Rate Mortgage Loan Trust, Series JPM-2125-COLL	2.85%		08/25/2031	55,453,125
9,964,500	Structured Adjustable Rate Mortgage Loan Trust, Series JPM-2129-COLL	2.64%		08/25/2029	10,061,031
10,500,000	Structured Adjustable Rate Mortgage Loan Trust, Series JPM-2131-C0LL	2.69%		08/25/2029	10,647,656
31,950,000	Structured Adjustable Rate Mortgage Loan Trust, Series JPM-2138-COLL	2.77%		09/25/2031	32,199,609
12,937,500	Structured Adjustable Rate Mortgage Loan Trust, Series JPM-2143-COLL	2.59%		08/25/2029	12,983,994
29,302,000	Structured Adjustable Rate Mortgage Loan Trust, Series JPM-2145-COLL	2.81%		09/25/2031	29,562,971
7,200,000	Structured Adjustable Rate Mortgage Loan Trust, Series KEY-1938-COLL	2.91%		06/25/2034	7,342,875
13,650,000	Structured Adjustable Rate Mortgage Loan Trust, Series MS-2452-PT	3.01%		07/25/2031	14,029,641
7,562,909	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.18%, 3.10% Floor)	5.60%	^	11/11/2034	7,602,382
682,009	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.48%	#	08/15/2039	684,554
77,224,690	UBS Commercial Mortgage Trust, Series 2017-C1-XA	1.74%	#I/O	06/15/2050	7,203,905
12,753,698	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.27%	#I/O	08/15/2050	852,640
2,886,000	UBS Commercial Mortgage Trust, Series 2017-C6-C	4.60%	#	12/15/2050	3,044,642
8,530,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.86%	#	02/15/2051	9,083,920
1,500,000	UBS Commercial Mortgage Trust, Series 2018-C9-C	5.05%	#	03/15/2051	1,624,224
43,807,574	UBS Commercial Mortgage Trust, Series 2018-C9-XA	1.06%	#I/O	03/15/2051	2,866,387
2,080,000	UBS Commercial Mortgage Trust, Series 2019-C16-B	4.32%		04/15/2052	2,239,090
75,014,985	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	2.00%	#^I/O	08/10/2049	3,700,519
566,000	Wells Fargo Commercial Mortgage Trust 2019-C51, Series 2019-C51-AS	3.58%		06/15/2052	583,862
3,193,000	Wells Fargo Commercial Mortgage Trust 2019-C51, Series 2019-C51-B	3.84%		06/15/2052	3,297,858
50,893,337	Wells Fargo Commercial Mortgage Trust 2019-C51, Series 2019-C51-XA	1.53%	#^I/O	06/15/2052	5,217,534
4,346,710	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	4,534,597
11,460,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-C	4.07%	#	02/15/2048	11,506,571
420,290,876	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-XA	1.36%	#I/O	02/15/2048	22,246,500
5,450,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	5,436,194
230,927,050	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	1.05%	#I/O	02/15/2048	9,446,487
9,701,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.76%	#	11/15/2048	10,171,791
138,198,678	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.18%	#I/O	11/15/2048	7,343,436
264,640,738	Wells Fargo Commercial Mortgage Trust, Series 2015-LC20-XA	1.48%	#I/O	04/15/2050	13,554,369
12,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-C	4.69%	#	09/15/2058	12,591,852
1,794,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.75%	#	12/15/2048	1,932,380
128,539,376	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.14%	#I/O	12/15/2048	5,783,334
11,469,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.88%	#	01/15/2059	12,004,644
8,676,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-C	5.20%	#	06/15/2049	9,314,675
158,534,444	Wells Fargo Commercial Mortgage Trust, Series 2017-C39-XA	1.28%	#I/O	09/15/2050	11,129,784
50,634,289	Wells Fargo Commercial Mortgage Trust, Series 2017-C42-XA	1.04%	#I/O	12/15/2050	3,176,345
168,020,647	Wells Fargo Commercial Mortgage Trust, Series 2018-C43-XA	0.86%	#I/O	03/15/2051	8,371,293
143,046,660	Wells Fargo Commercial Mortgage Trust, Series 2019-C50-XA	1.63%	#I/O	05/15/2052	15,587,652
57,278,852	WF-RBS Commercial Mortgage Trust, Series 2011-C4-XA	0.50%	#^I/O	06/15/2044	352,328
80,481,703	WF-RBS Commercial Mortgage Trust, Series 2012-C6-XA	2.26%	#^I/O	04/15/2045	3,290,036
92,938,571	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	1.99%	#^I/O	08/15/2045	4,272,814
36,534,516	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.07%	#^I/O	11/15/2045	1,905,027
136,327,929	WF-RBS Commercial Mortgage Trust, Series 2013-C18-XA	0.89%	#I/O	12/15/2046	3,471,795
161,796,542	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.21%	#I/O	03/15/2047	5,949,550
25,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C25-A5	3.63%		11/15/2047	26,433,495
8,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C25-C	4.45%	#	11/15/2047	8,332,454
193,888,332	WF-RBS Commercial Mortgage Trust, Series 2014-C25-XA	0.99%	#I/O	11/15/2047	6,959,777
137,025,995	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.78%	#I/O	11/15/2049	10,878,891

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $4,242,989,072)					4,054,353,569

Non-Agency Residential Collateralized Mortgage Obligations - 26.8%
10,000,000	Accredited Mortgage Loan Trust, Series 2005-4-M1 (1 Month LIBOR USD + 0.40%, 0.40% Floor)	2.80%		12/25/2035	9,744,574
13,017,098	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2B (1 Month LIBOR USD + 0.12%, 0.12% Floor)	2.52%		01/25/2037	9,548,860
86,809,081	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	2.54%		11/25/2036	42,017,227
3,095,596	Adjustable Rate Mortgage Trust, Series 2005-10-3A31	3.86%	#	01/25/2036	2,971,169
32,953,971	Adjustable Rate Mortgage Trust, Series 2005-11-4A1	4.02%	#	02/25/2036	26,710,409
4,537,183	Adjustable Rate Mortgage Trust, Series 2005-2-6M2 (1 Month LIBOR USD + 0.98%, 0.48% Floor, 11.00% Cap)	3.38%		06/25/2035	4,505,307
5,023,437	Adjustable Rate Mortgage Trust, Series 2005-4-2A1	4.79%	#	08/25/2035	4,974,358
913,904	Adjustable Rate Mortgage Trust, Series 2005-7-3A1	4.34%	#	10/25/2035	816,503
8,517,677	Adjustable Rate Mortgage Trust, Series 2005-8-3A21	4.16%	#	11/25/2035	7,775,277
16,940,570	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	4.52%	#	03/25/2036	13,484,214
11,167,388	Adjustable Rate Mortgage Trust, Series 2006-2-3A1	4.71%	#	05/25/2036	10,588,101
13,908,273	Adjustable Rate Mortgage Trust, Series 2006-2-5A1	5.14%	#	05/25/2036	8,039,829
13,847,084	Adjustable Rate Mortgage Trust, Series 2007-1-3A1	4.55%	#	03/25/2037	12,783,627
2,243,615	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	5.20%	#^	11/25/2037	2,365,243
233,959	Aegis Asset Backed Securities Trust, Series 2003-2-M2 (1 Month LIBOR USD + 2.55%, 1.70% Floor)	4.95%		11/25/2033	231,691
1,463,886	Aegis Asset Backed Securities Trust, Series 2004-1-M2 (1 Month LIBOR USD + 2.03%, 1.35% Floor)	4.43%		04/25/2034	1,432,205
617,792	Aegis Asset Backed Securities Trust, Series 2004-2-M2 (1 Month LIBOR USD + 1.95%, 1.30% Floor)	4.35%		06/25/2034	627,091
11,609,521	Aegis Asset Backed Securities Trust, Series 2004-6-M2 (1 Month LIBOR USD + 1.00%, 1.00% Floor, 15.00% Cap)	3.40%		03/25/2035	11,321,861
68,724,402	Ajax Master Trust, Series 2016-1-PC	0.00%	#^	01/01/2057	64,443,882
72,829,007	Ajax Master Trust, Series 2016-2-PC	0.00%	#^	10/25/2056	64,583,263
86,094,891	Ajax Master Trust, Series 2017-1-PC	0.00%	#^	06/25/2057	79,630,404
29,584,399	Ajax Mortgage Loan Trust, Series 2017-A-A	3.47%	^§	04/25/2057	29,700,553
56,712,670	Ajax Mortgage Loan Trust, Series 2017-C-A	3.75%	^§	07/25/2060	57,107,889
102,342,122	Ajax Mortgage Loan Trust, Series 2018-C-A	4.36%	#^	09/25/2065	104,545,916
7,829,755	Ajax Mortgage Loan Trust, Series 2018-E-A	4.38%	#^	06/25/2058	7,936,495
14,023,498	Ajax Mortgage Loan Trust, Series 2019-C-A	3.95%	#^	10/25/2058	14,106,545
4,709,619	Alternative Loan Trust 2006-12CB, Series 2006-12CB-A8	6.00%		05/25/2036	3,898,560
2,916,800	Alternative Loan Trust 2006-2CB, Series 2006-2CB-A9	6.00%		03/25/2036	2,266,428
55,145,183	Alternative Loan Trust, Series 2005-55CB-1A1	5.50%		11/25/2035	51,838,617
15,146,131	Alternative Loan Trust, Series 2006-13T1-A1	6.00%		05/25/2036	11,586,159
4,253,461	Alternative Loan Trust, Series 2006-16CB-A7	6.00%		06/25/2036	3,616,129
10,898,540	Alternative Loan Trust, Series 2006-41CB-1A15 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.00%	I/F I/O	01/25/2037	2,045,320
10,898,540	Alternative Loan Trust, Series 2006-41CB-1A2 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	3.00%		01/25/2037	7,048,088
7,157,982	Alternative Loan Trust, Series 2007-15CB-A2	5.75%		07/25/2037	6,143,286
10,156,924	Alternative Loan Trust, Series 2007-15CB-A5	5.75%		07/25/2037	8,717,106
22,601,981	Alternative Loan Trust, Series 2007-5CB-1A31	5.50%		04/25/2037	18,037,866
7,748,064	Alternative Loan Trust, Series 2007-5CB-2A1	6.00%		04/25/2037	5,902,509
7,180,184	Alternative Loan Trust, Series 2007-6-A1	5.75%		04/25/2047	6,281,871
64,093,586	Alternative Loan Trust, Series 2007-HY4-4A1	3.99%	#	06/25/2037	60,824,781
88,742,301	Alternative Loan Trust, Series 2007-HY9-A2 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	2.67%		08/25/2047	77,602,223
5,770,454	American Home Assets, Series 2006-2-2A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	2.59%		09/25/2046	5,515,102
405,430	American Home Mortgage Investment Trust, Series 2005-1-7A2 (6 Month LIBOR USD + 2.00%, 2.00% Floor, 11.00% Cap)	4.56%		06/25/2045	407,696
6,031,580	American Home Mortgage Investment Trust, Series 2005-4-3A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 11.00% Cap)	2.70%		11/25/2045	5,560,149
21,994,900	American Home Mortgage Investment Trust, Series 2005-4-5A (6 Month LIBOR USD + 1.75%, 1.75% Floor, 11.00% Cap)	4.29%		11/25/2045	16,304,292
2,252,559	American Home Mortgage Investment Trust, Series 2006-2-3A4	7.10%		06/25/2036	823,406
7,816,509	American Home Mortgage Investment Trust, Series 2007-A-13A1	6.60%	^	01/25/2037	3,262,180
144,340,775	Ameriquest Mortgage Securities Trust, Series 2006-M3-A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	2.58%		10/25/2036	101,238,065
6,862,903	Ameriquest Mortgage Securities, Inc., Series 2004-FR1-M1	4.40%		05/25/2034	7,151,338
16,500,000	Ameriquest Mortgage Securities, Inc., Series 2004-R8-M2 (1 Month LIBOR USD + 1.02%, 0.68% Floor)	3.42%		09/25/2034	16,571,881
9,322,399	Amortizing Residential Collateral Trust, Series 2002-BC7-M1 (1 Month LIBOR USD + 1.20%, 0.80% Floor)	3.60%		10/25/2032	8,104,194
20,157,213	Angel Oak Mortgage Trust, Series 2018-1-A1	3.26%	#^	04/27/2048	20,309,410
102,419	Argent Securities, Inc., Series 2004-W6-M1 (1 Month LIBOR USD + 0.83%, 0.55% Floor)	3.23%		05/25/2034	103,164
1,871,828	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2003-HE6-M1 (1 Month LIBOR USD + 0.98%, 0.65% Floor)	3.38%		11/25/2033	1,862,549
600,863	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2004-HE3-M2 (1 Month LIBOR USD + 1.68%, 1.12% Floor)	4.08%		06/25/2034	603,857
31,742,130	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	2.54%		11/25/2036	29,574,215
10,880,570	Banc of America Alternative Loan Trust, Series 2005-10-2CB1	6.00%		11/25/2035	11,181,192
1,939,107	Banc of America Alternative Loan Trust, Series 2005-10-4A1	5.75%		11/25/2035	1,923,338
5,810,989	Banc of America Alternative Loan Trust, Series 2005-11-2CB1	6.00%		12/25/2035	5,873,781
2,193,071	Banc of America Alternative Loan Trust, Series 2005-5-2CB1	6.00%		06/25/2035	2,264,285
1,345,180	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	1,395,477
6,489,565	Banc of America Alternative Loan Trust, Series 2006-1-3CB1	6.50%		02/25/2036	6,804,443
3,478,064	Banc of America Alternative Loan Trust, Series 2006-2-1CB1	6.00%		03/25/2036	3,496,447
4,399,193	Banc of America Alternative Loan Trust, Series 2006-2-3CB1	6.50%		03/25/2036	4,316,103
3,334,772	Banc of America Alternative Loan Trust, Series 2006-3-4CB1	6.50%		04/25/2036	3,279,748
1,042,985	Banc of America Alternative Loan Trust, Series 2006-5-CB14 (1 Month LIBOR USD + 1.10%, 6.00% Floor, 6.00% Cap)	6.00%		06/25/2046	1,018,469
2,338,848	Banc of America Alternative Loan Trust, Series 2006-6-CB3	6.00%		07/25/2046	2,288,590
11,329,260	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	ß	10/25/2036	6,344,084
3,231,719	Banc of America Alternative Loan Trust, Series 2006-8-1A1 (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.10%	I/F I/O	11/25/2036	495,593
1,151,766	Banc of America Alternative Loan Trust, Series 2006-8-1A2 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.85%		11/25/2036	1,007,460
5,667,068	Banc of America Alternative Loan Trust, Series 2006-9-1CB1	6.00%		01/25/2037	5,639,783
748,407	Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	741,916
5,702,504	Banc of America Funding Corporation, Series 2006-2-3A1	6.00%		03/25/2036	5,805,814
185,451	Banc of America Funding Corporation, Series 2006-2-4A1 (-3 x 1 Month LIBOR USD + 22.80%)	15.59%	I/F	03/25/2036	259,696
548,217	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	542,672
2,331,500	Banc of America Funding Corporation, Series 2006-3-1A1	6.00%		03/25/2036	2,286,267
650,295	Banc of America Funding Corporation, Series 2006-3-6A1	6.21%	#	03/25/2036	668,310
4,299,893	Banc of America Funding Corporation, Series 2006-6-1A7	6.25%		08/25/2036	4,334,184
1,203,037	Banc of America Funding Corporation, Series 2006-7-T2A5	6.04%		10/25/2036	1,161,322
5,670,281	Banc of America Funding Corporation, Series 2006-7-T2A8	5.91%		10/25/2036	5,474,128
1,296,305	Banc of America Funding Corporation, Series 2006-8T2-A8	6.10%	ß	10/25/2036	1,252,899
630,219	Banc of America Funding Corporation, Series 2006-B-7A1	4.47%	#	03/20/2036	603,141
8,025,669	Banc of America Funding Corporation, Series 2006-D-6A1	4.15%	#	05/20/2036	7,930,269
320,488	Banc of America Funding Corporation, Series 2006-G-2A1 (1 Month LIBOR USD + 0.22%, 0.22% Floor, 10.50% Cap)	2.82%		07/20/2036	321,655
301,498	Banc of America Funding Corporation, Series 2006-H-3A1	4.27%	#	09/20/2046	283,503
931,730	Banc of America Funding Corporation, Series 2007-1-TA10	5.84%	ß	01/25/2037	932,071
1,264,890	Banc of America Funding Corporation, Series 2007-3-TA1B	5.83%	#	04/25/2037	1,202,994
2,266,701	Banc of America Funding Corporation, Series 2007-5-1A1	5.50%		07/25/2037	2,191,060
2,162,459	Banc of America Funding Corporation, Series 2009-R14A-3A (- 2 x 1 Month LIBOR USD + 16.57%, 5.50% Floor, 16.57% Cap)	10.67%	^I/F	06/26/2035	2,667,377
3,772,965	Banc of America Funding Corporation, Series 2009-R15A-4A2	5.75%	#^	12/26/2036	3,804,169
1,268,314	Banc of America Funding Corporation, Series 2010-R1-3A (-2 x 1 Month LIBOR USD + 14.28%, 6.00% Floor, 14.28% Cap)	10.52%	^I/F	07/26/2036	1,573,098
366,470	Banc of America Mortgage Securities Trust, Series 2004-K-4A1	4.21%	#	12/25/2034	372,389
2,914,768	Banc of America Mortgage Securities Trust, Series 2006-1-A9	6.00%		05/25/2036	2,958,834
305,773	Banc of America Mortgage Securities Trust, Series 2007-1-2A5	5.75%		01/25/2037	296,110
16,130,160	BankUnited Trust, Series 2005-1-2A1	4.23%	#	09/25/2045	16,147,000
1,586,300	Bayview Commercial Asset Trust, Series 2007-3-A2 (1 Month LIBOR USD + 0.29%)	2.69%	^	07/25/2037	1,510,048
8,209,826	Bayview Opportunity Master Fund Trust, Series 2018-RN8-A1	4.07%	^§	09/28/2033	8,296,255
35,000,000	Bayview Opportunity Master Fund Trust, Series 2019-SBR1-A1	3.47%	^§	06/28/2034	35,262,500
5,525,149	BCAP LLC Trust, Series 2006-AA2-A1 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	2.57%		01/25/2037	5,289,364
2,942,163	BCAP LLC Trust, Series 2007-AA2-2A7	6.00%		04/25/2037	2,331,812
3,185,364	BCAP LLC Trust, Series 2007-AA2-2A8	5.75%		04/25/2037	2,489,124
11,094,286	BCAP LLC Trust, Series 2008-RR3-A1B	6.67%	#^	10/25/2036	6,738,803
3,055,602	BCAP LLC Trust, Series 2009-RR13-18A2	5.75%	#^	07/26/2037	2,683,455
6,521,130	BCAP LLC Trust, Series 2009-RR1-3A3	6.00%	#^	08/26/2037	6,563,824
4,111,894	BCAP LLC Trust, Series 2009-RR4-4A2	5.66%	#^	02/26/2036	3,204,963
2,523,230	BCAP LLC Trust, Series 2010-RR10-5A1	7.00%	#^	04/27/2037	2,689,368
780,765	BCAP LLC Trust, Series 2010-RR12-3A15	6.00%	#^	08/26/2037	785,234
3,487,943	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12-13A1	4.71%	#	02/25/2036	3,355,288
5,203,392	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	4.26%	#	10/25/2046	4,925,828
5,796,483	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-2A1	4.90%	#	02/25/2047	5,719,460
2,657,416	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-3A1	4.34%	#	02/25/2047	2,560,199
2,049,903	Bear Stearns Alt-A Trust, Series 2004-11-2A3	4.42%	#	11/25/2034	2,042,362
10,409,784	Bear Stearns Alt-A Trust, Series 2006-1-11A1 (1 Month LIBOR USD + 0.48%, 0.24% Floor, 11.50% Cap)	2.88%		02/25/2036	10,165,540
21,182,016	Bear Stearns Alt-A Trust, Series 2006-3-21A1	4.15%	#	05/25/2036	17,102,489
8,019,603	Bear Stearns Alt-A Trust, Series 2006-5-1A1 (1 Month LIBOR USD + 0.34%, 0.17% Floor, 11.50% Cap)	2.74%		08/25/2036	6,636,224
10,496,865	Bear Stearns Alt-A Trust, Series 2006-6-2A1	4.00%	#	11/25/2036	9,561,444
5,151,168	Bear Stearns Alt-A Trust, Series 2006-8-2A1	3.92%	#	08/25/2046	4,984,069
27,755,053	Bear Stearns Alt-A Trust, Series 2007-2-2A1 (12 Month LIBOR USD + 1.88%, 1.88% Floor, 11.15% Cap)	4.79%		12/25/2046	25,805,730
5,171,528	Bear Stearns Asset Backed Securities Trust, Series 2004-AC4-A2	6.00%		08/25/2034	5,376,809
14,997,346	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-1A	5.75%		04/25/2035	14,831,313
4,155,973	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.75%		04/25/2035	4,321,044
53,353,506	Bear Stearns Asset Backed Securities Trust, Series 2005-AC6-22A	5.45%	#	09/25/2035	51,144,681
7,767,614	Bear Stearns Asset Backed Securities Trust, Series 2005-AC7-A4	6.00%		10/25/2035	6,958,033
12,052,390	Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-1A1	6.25%		02/25/2036	9,151,853
5,107,733	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.25%	ß	12/25/2036	4,737,524
18,828,242	Bear Stearns Asset Backed Securities Trust, Series 2007-HE2-2A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	2.56%		02/25/2037	19,228,037
47,614,572	Bear Stearns Asset Backed Securities Trust, Series 2007-HE4-2A (1 Month LIBOR USD + 0.22%, 0.22% Floor)	2.62%		05/25/2037	44,359,573
19,955,558	Bear Stearns Asset Backed Securities Trust, Series 2007-HE6-2A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	3.45%		08/25/2037	17,636,101
1,562,954	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A2A	6.00%		10/25/2036	1,181,047
1,334,684	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	1,020,373
2,285,230	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-23A1	4.87%	#	10/25/2036	2,160,894
15,981,993	Bear Stearns Mortgage Funding Trust, Series 2006-AR3-2A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 10.50% Cap)	2.60%		11/25/2036	17,386,190
5,869,072	Bear Stearns Mortgage Funding Trust, Series 2006-AR4-A2 (1 Month LIBOR USD + 0.18%, 0.18% Floor, 10.50% Cap)	2.58%		12/25/2037	5,740,033
13,849,990	Bear Stearns Mortgage Funding Trust, Series 2007-AR3-22A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 10.50% Cap)	2.56%		04/25/2037	15,811,592
42,200,000	Bellemeade Ltd., Series 2019-2A-M1B (1 Month LIBOR USD + 1.45%, 1.45% Floor)	3.85%	^	04/25/2029	42,309,374
22,277,272	BNC Mortgage Loan Trust, Series 2006-2-A4 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	2.56%		11/25/2036	21,464,305
14,637,701	BNC Mortgage Loan Trust, Series 2007-1-A4 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	2.56%		03/25/2037	14,091,814
33,785,574	BNPP Mortgage Securities LLC Trust, Series 2009-1-B1	6.00%	^	08/27/2037	27,076,982
13,084,814	Carrington Mortgage Loan Trust, Series 2006-FRE2-A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 12.50% Cap)	2.56%		10/25/2036	10,271,840
9,345,589	Carrington Mortgage Loan Trust, Series 2006-FRE2-A4 (1 Month LIBOR USD + 0.25%, 0.25% Floor, 12.50% Cap)	2.65%		10/25/2036	7,413,695
30,594,417	Carrington Mortgage Loan Trust, Series 2007-RFC1-A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor, 14.50% Cap)	2.54%		12/25/2036	28,443,507
2,750,000	Centex Home Equity, Series 2004-A-AF5	5.43%		01/25/2034	2,955,700
1,076,764	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4-2M1 (1 Month LIBOR USD + 0.90%, 0.60% Floor)	3.30%		03/25/2033	1,039,505
5,930,599	Chase Mortgage Finance Trust, Series 2005-A1-2A4	4.27%	#	12/25/2035	5,885,221
9,341,157	Chase Mortgage Finance Trust, Series 2006-S1-A5	6.50%		05/25/2036	7,656,042
11,060,564	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	8,499,611
6,543,761	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	4,912,700
17,381,894	Chase Mortgage Finance Trust, Series 2006-S4-A8	6.00%		12/25/2036	13,074,466
5,944,482	Chase Mortgage Finance Trust, Series 2007-A2-6A4	4.52%	#	07/25/2037	5,826,759
5,648,659	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	4,044,938
3,229,941	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	2,517,776
1,618,436	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	438,347
3,225,143	Chase Mortgage Finance Trust, Series 2007-S5-1A18	6.00%		07/25/2037	2,457,109
4,229,354	ChaseFlex Trust, Series 2005-1-3A1	6.00%		02/25/2035	4,248,183
682,211	ChaseFlex Trust, Series 2006-1-A5	6.16%	#	06/25/2036	647,621
4,648,987	ChaseFlex Trust, Series 2006-2-A2B (1 Month LIBOR USD + 0.20%, 0.20% Floor, 11.50% Cap)	2.60%		09/25/2036	3,862,332
4,176,627	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	2,511,574
9,495,341	ChaseFlex Trust, Series 2007-M1-2F4	4.22%	ß	08/25/2037	9,440,282
9,875,999	ChaseFlex Trust, Series 2007-M1-2F5	4.22%	ß	08/25/2037	9,817,991
4,635,639	CHL Mortgage Pass Through Trust, Series 2005-26-1A12	5.50%		11/25/2035	4,344,600
22,673,481	CHL Mortgage Pass-Through Trust, Series 2005-17-2A1	5.50%		09/25/2035	19,397,739
4,562,089	CHL Mortgage Pass-Through Trust, Series 2005-18-A1	5.50%		10/25/2035	3,901,698
8,891,623	CHL Mortgage Pass-Through Trust, Series 2006-14-A5	6.25%		09/25/2036	7,499,064
39,748,462	CHL Mortgage Pass-Through Trust, Series 2006-8-1A3	6.00%		05/25/2036	37,021,436
2,531,967	CHL Mortgage Pass-Through Trust, Series 2007-15-1A2	6.25%		09/25/2037	2,288,301
50,705,604	CHL Mortgage Pass-Through Trust, Series 2007-21-1A1	6.25%		02/25/2038	41,195,337
2,573,572	CHL Mortgage Pass-Through Trust, Series 2007-2-A2	6.00%		03/25/2037	2,187,825
3,340,239	CHL Mortgage Pass-Through Trust, Series 2007-7-A11	5.50%		06/25/2037	2,795,319
5,848,665	CHL Mortgage Pass-Through Trust, Series 2007-8-1A8	6.00%		01/25/2038	4,807,417
16,304,974	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	3.57%	#	03/25/2037	15,352,881
65,959,595	CIM Trust, Series 2016-1RR-B2	7.53%	#^Þ	07/26/2055	67,313,310
75,440,246	CIM Trust, Series 2016-2RR-B2	7.77%	#^Þ	02/25/2056	77,239,632
17,392,139	CIM Trust, Series 2016-3-A1 (1 Month LIBOR USD + 2.50%, 2.50% Floor)	4.94%	^	02/25/2056	17,974,939
73,074,681	CIM Trust, Series 2016-3RR-B2	7.43%	#^Þ	02/27/2056	74,579,968
50,188,672	CIM Trust, Series 2017-3RR-B2	10.62%	#^Þ	01/27/2057	52,543,103
180,207,683	CIM Trust, Series 2017-6-A1	3.02%	#^	06/25/2057	180,621,494
130,843,930	CIM Trust, Series 2017-8-A1	3.00%	#^	12/25/2065	131,622,307
5,646,939	CitiCorporationMortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	5,912,875
1,205,438	CitiCorporationMortgage Securities, Inc., Series 2006-7-1A1	6.00%		12/25/2036	1,085,219
5,107,982	CitiCorporationResidential Mortgage Securities, Inc., Series 2006-2-A5	5.36%	ß	09/25/2036	5,303,284
8,704,726	CitiCorporationResidential Mortgage Securities, Inc., Series 2007-1-A4	5.25%	ß	03/25/2037	8,886,536
2,128,752	Citigroup Mortgage Loan Trust, Inc., Series 2005-5-2A2	5.75%		08/25/2035	1,689,499
1,023,004	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		11/25/2035	992,558
2,791,074	Citigroup Mortgage Loan Trust, Inc., Series 2006-4-2A1A	6.00%		12/25/2035	2,837,947
36,077,548	Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1-A1 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	2.55%	^	09/25/2036	35,087,728
9,675,266	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3-1A1A	4.78%	#	06/25/2036	9,860,248
3,349,266	Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1-A6	5.85%	ß	10/25/2036	2,749,024
1,820,694	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	4.89%	ß	03/25/2036	1,229,639
11,831,854	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	6.16%	ß	05/25/2036	6,784,649
4,481,901	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3-M1 (1 Month LIBOR USD + 0.29%, 0.29% Floor)	2.69%		10/25/2036	4,487,628
5,057,129	Citigroup Mortgage Loan Trust, Inc., Series 2007-10-1A1A	5.48%	#	04/25/2037	5,252,449
784,151	Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50%	^	10/25/2036	642,133
159,466	Citigroup Mortgage Loan Trust, Inc., Series 2007-2-2A	6.00%		11/25/2036	162,262
22,505,067	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-1A1	5.75%	^	04/25/2047	19,322,097
1,212,149	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50%	#^	05/25/2037	1,255,507
76,725,100	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	2.54%	^	01/25/2037	71,136,420
2,384,361	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5-1A3A	4.74%	#	04/25/2037	2,291,568
11,409,332	Citigroup Mortgage Loan Trust, Inc., Series 2007-FS1-2A1A (1 Month LIBOR USD + 1.00%, 1.00% Floor, 5.75% Cap)	3.40%	^	10/25/2037	11,034,877
4,933,648	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A3A	5.97%	ß	01/25/2037	3,478,401
10,875,535	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A5A	5.76%	ß	01/25/2037	7,669,352
2,087,915	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-1A1B	4.55%	#^	11/25/2038	2,099,355
6,776,141	Citigroup Mortgage Loan Trust, Inc., Series 2010-7-9A4	6.00%	#^	10/25/2037	6,523,297
91,108,501	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	6.00%	#^	11/25/2036	91,780,863
71,430,102	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	6.00%	#^	12/25/2036	71,466,782
51,064,704	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-7A4	6.00%	#^	06/25/2037	52,644,079
26,010,795	Citigroup Mortgage Loan Trust, Inc., Series 2014-J2-A1	3.50%	#^	11/25/2044	26,307,326
204,027,662	Citigroup Mortgage Loan Trust, Inc., Series 2017-RP2-A1A	3.93%	#^	07/25/2067	214,039,055
16,385,301	Citigroup Mortgage Loan Trust, Inc., Series 2018-A-A1	4.00%	#^	01/25/2068	16,647,934
23,712,803	Citigroup Mortgage Loan Trust, Inc., Series 2018-C-A1	4.13%	^§	03/25/2059	24,044,668
195,688,039	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92%	^	10/25/2058	195,052,464
37,000,000	Citigroup Mortgage Loan Trust, Series 2019-B-A1	3.26%	#^	04/25/2066	37,264,291
3,681,357	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	3,597,964
3,794,554	CitiMortgage Alternative Loan Trust, Series 2006-A3-1A13	6.00%		07/25/2036	3,759,089
2,580,611	CitiMortgage Alternative Loan Trust, Series 2006-A4-1A8	6.00%		09/25/2036	2,482,888
789,231	CitiMortgage Alternative Loan Trust, Series 2006-A5-2A1	5.50%		10/25/2021	824,684
2,666,660	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	2,463,840
8,023,919	CitiMortgage Alternative Loan Trust, Series 2006-A6-1A2 (1 Month LIBOR USD + 0.50%, 6.00% Floor, 6.00% Cap)	6.00%		11/25/2036	7,803,985
4,355,674	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A5	6.00%		01/25/2037	4,299,247
2,123,679	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	2,096,167
5,758,417	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A8 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	3.00%		01/25/2037	4,775,408
5,433,707	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A9 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.00%	I/F I/O	01/25/2037	757,475
4,570,063	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A1 (4.00% Floor, 6.00% Cap)	6.00%		03/25/2037	4,453,922
10,517,178	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.00%	I/F I/O	03/25/2037	1,779,673
4,121,457	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A4	5.75%		03/25/2037	4,092,089
7,581,969	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A3 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	2.73%		04/25/2037	6,029,545
7,581,969	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A4 (-1 x 1 Month LIBOR USD + 6.67%, 6.67% Cap)	4.27%	I/F I/O	04/25/2037	1,295,081
8,029,778	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A5	5.75%		04/25/2037	7,856,814
1,101,060	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	1,092,907
14,516,678	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A8	6.00%		05/25/2037	14,409,185
478,249	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	464,794
45,854,565	Countrywide Alternative Loan Trust, Series 2004-36CB-1A1	6.00%		02/25/2035	44,247,802
5,338,252	Countrywide Alternative Loan Trust, Series 2005-13CB-A3	5.50%		05/25/2035	5,351,142
4,009,516	Countrywide Alternative Loan Trust, Series 2005-20CB-2A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	2.90%		07/25/2035	2,986,359
8,186,096	Countrywide Alternative Loan Trust, Series 2005-20CB-2A2 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.60%	I/F I/O	07/25/2035	864,222
202,723	Countrywide Alternative Loan Trust, Series 2005-20CB-4A1	5.25%		07/25/2020	201,754
2,952,227	Countrywide Alternative Loan Trust, Series 2005-26CB-A11 (-2 x 1 Month LIBOR USD + 13.05%, 13.05% Cap)	8.69%	I/F	07/25/2035	3,210,703
4,163,642	Countrywide Alternative Loan Trust, Series 2005-28CB-1A2 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	3.15%		08/25/2035	3,470,727
1,571,693	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	1,136,373
2,071,078	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	1,978,359
6,986,894	Countrywide Alternative Loan Trust, Series 2005-48T1-A2	5.50%		11/25/2035	6,082,828
2,418,802	Countrywide Alternative Loan Trust, Series 2005-54CB-3A4	5.50%		11/25/2035	2,089,995
22,914,156	Countrywide Alternative Loan Trust, Series 2005-57CB-1A1	5.50%		12/25/2035	21,124,808
542,944	Countrywide Alternative Loan Trust, Series 2005-60T1-A7 (-7 x 1 Month LIBOR USD + 35.93%, 35.93% Cap)	18.30%	I/F	12/25/2035	880,961
765,943	Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	761,399
11,116,704	Countrywide Alternative Loan Trust, Series 2005-64CB-1A4	5.50%		12/25/2035	11,050,755
1,879,810	Countrywide Alternative Loan Trust, Series 2005-73CB-1A5 (1 Month LIBOR USD + 0.80%, 0.80% Floor, 5.50% Cap)	3.20%		01/25/2036	1,610,779
4,729,212	Countrywide Alternative Loan Trust, Series 2005-73CB-1A6 (-1 x 1 Month LIBOR USD + 4.70%, 4.70% Cap)	2.30%	I/F I/O	01/25/2036	360,222
45,538,732	Countrywide Alternative Loan Trust, Series 2005-77T1-1A1	6.00%		02/25/2036	34,576,644
888,265	Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	799,405
29,948,505	Countrywide Alternative Loan Trust, Series 2005-85CB-1A1	6.00%		02/25/2036	22,871,110
2,378,890	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6 (-4 x 1 Month LIBOR USD + 21.63%, 21.63% Cap)	12.82%	I/F	02/25/2036	3,118,075
1,476,240	Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	1,296,882
2,679,893	Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	2,553,168
609,881	Countrywide Alternative Loan Trust, Series 2005-J10-1A13 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	3.10%		10/25/2035	497,706
285,695	Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	272,185
731,711	Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	628,363
993,128	Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	986,045
845,276	Countrywide Alternative Loan Trust, Series 2005-J13-2A5 (1 Month LIBOR USD + 0.48%, 0.48% Floor, 5.50% Cap)	2.88%		11/25/2035	652,600
1,690,552	Countrywide Alternative Loan Trust, Series 2005-J13-2A6 (-1 x 1 Month LIBOR USD + 5.02%, 5.02% Cap)	2.62%	I/F I/O	11/25/2035	162,506
3,891,000	Countrywide Alternative Loan Trust, Series 2005-J1-5A3	5.50%		02/25/2035	4,051,950
100,111	Countrywide Alternative Loan Trust, Series 2005-J1-7A1	5.50%		01/25/2020	99,680
838,678	Countrywide Alternative Loan Trust, Series 2005-J2-1A5 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	2.90%		04/25/2035	720,022
2,580,547	Countrywide Alternative Loan Trust, Series 2005-J2-1A6 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.60%	I/F I/O	04/25/2035	188,291
7,606,854	Countrywide Alternative Loan Trust, Series 2005-J3-2A8 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.50% Cap)	2.70%		05/25/2035	6,745,553
7,606,854	Countrywide Alternative Loan Trust, Series 2005-J3-2A9 (-1 x 1 Month LIBOR USD + 5.20%, 5.20% Cap)	2.80%	I/F I/O	05/25/2035	715,144
3,821,271	Countrywide Alternative Loan Trust, Series 2006-12CB-A3 (1 Month LIBOR USD + 5.75%, 5.75% Floor)	5.75%		05/25/2036	3,086,672
39,071,718	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	29,853,176
1,164,556	Countrywide Alternative Loan Trust, Series 2006-18CB-A12 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	3.00%		07/25/2036	769,651
1,164,556	Countrywide Alternative Loan Trust, Series 2006-18CB-A13 (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	3.10%	I/F I/O	07/25/2036	198,488
5,713,313	Countrywide Alternative Loan Trust, Series 2006-19CB-A12 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.00% Cap)	2.80%		08/25/2036	3,832,200
7,747,595	Countrywide Alternative Loan Trust, Series 2006-19CB-A13 (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.20%	I/F I/O	08/25/2036	1,650,027
1,192,692	Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	1,063,202
2,002,557	Countrywide Alternative Loan Trust, Series 2006-24CB-A11	5.75%		08/01/2036	1,672,008
5,861,239	Countrywide Alternative Loan Trust, Series 2006-24CB-A14 (-1 x 1 Month LIBOR USD + 7.15%, 7.15% Cap)	4.75%	I/F I/O	08/01/2036	1,533,907
4,699,950	Countrywide Alternative Loan Trust, Series 2006-24CB-A22	6.00%		08/01/2036	4,005,531
5,044,459	Countrywide Alternative Loan Trust, Series 2006-24CB-A5 (1 Month LIBOR USD + 0.60%, 0.06% Floor, 6.00% Cap)	3.00%		08/01/2036	3,289,606
1,897,792	Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	1,504,809
2,435,977	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	1,974,926
4,576,590	Countrywide Alternative Loan Trust, Series 2006-29T1-1A2	6.25%		10/25/2036	3,796,862
642,985	Countrywide Alternative Loan Trust, Series 2006-29T1-2A12 (-7 x 1 Month LIBOR USD + 46.15%, 46.15% Cap)	30.52%	I/F	10/25/2036	1,394,184
393,842	Countrywide Alternative Loan Trust, Series 2006-29T1-2A23 (-4 x 1 Month LIBOR USD + 33.37%, 33.37% Cap)	22.95%	I/F	10/25/2036	679,031
4,495,178	Countrywide Alternative Loan Trust, Series 2006-30T1-1A2	6.25%		11/25/2036	4,034,514
3,174,893	Countrywide Alternative Loan Trust, Series 2006-32CB-A1 (1 Month LIBOR USD + 0.67%, 0.67% Floor, 6.00% Cap)	3.07%		11/25/2036	2,132,473
5,295,721	Countrywide Alternative Loan Trust, Series 2006-32CB-A2 (-1 x 1 Month LIBOR USD + 5.33%, 5.33% Cap)	2.93%	I/F I/O	11/25/2036	1,024,345
5,534,993	Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	3,854,881
1,545,882	Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	1,546,573
14,913,322	Countrywide Alternative Loan Trust, Series 2006-39CB-2A2 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.15%	I/F I/O	01/25/2037	3,649,537
5,078,690	Countrywide Alternative Loan Trust, Series 2006-39CB-2A4 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.85%		01/25/2037	994,245
2,164,001	Countrywide Alternative Loan Trust, Series 2006-40T1-1A11	6.00%		01/25/2037	2,009,886
3,683,076	Countrywide Alternative Loan Trust, Series 2006-40T1-1A4 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.05%	I/F I/O	01/25/2037	496,528
4,456,246	Countrywide Alternative Loan Trust, Series 2006-41CB-1A10	6.00%		01/25/2037	3,751,828
4,692,523	Countrywide Alternative Loan Trust, Series 2006-41CB-1A9	6.00%		01/25/2037	3,950,756
4,418,506	Countrywide Alternative Loan Trust, Series 2006-45T1-1A4 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	3.00%		02/25/2037	1,953,981
4,418,506	Countrywide Alternative Loan Trust, Series 2006-45T1-1A5 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.00%	I/F I/O	02/25/2037	984,259
1,244,691	Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	1,175,508
3,729,201	Countrywide Alternative Loan Trust, Series 2006-J1-1A10	5.50%		02/25/2036	3,403,994
7,566,406	Countrywide Alternative Loan Trust, Series 2006-J1-1A3	5.50%		02/25/2036	6,906,573
1,420,705	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	1,216,855
856,559	Countrywide Alternative Loan Trust, Series 2007-11T1-A24 (-6 x 1 Month LIBOR USD + 39.90%, 39.90% Cap)	25.47%	I/F	05/25/2037	1,632,430
14,205,755	Countrywide Alternative Loan Trust, Series 2007-15CB-A1	6.00%		07/25/2037	12,998,834
10,264,509	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.85%		08/25/2037	5,669,749
2,972,345	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2 (-8 x 1 Month LIBOR USD + 54.58%, 54.58% Cap)	34.55%	I/F	08/25/2037	6,620,635
5,063,498	Countrywide Alternative Loan Trust, Series 2007-16CB-4A7	6.00%		08/25/2037	5,039,363
8,099,544	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	18.84%	I/F	08/25/2037	13,569,837
1,254,887	Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	1,172,086
867,134	Countrywide Alternative Loan Trust, Series 2007-19-1A10 (-6 x 1 Month LIBOR USD + 39.00%, 39.00% Cap)	24.57%	I/F	08/25/2037	1,809,623
12,745,010	Countrywide Alternative Loan Trust, Series 2007-19-1A4	6.00%		08/25/2037	10,407,020
32,620,305	Countrywide Alternative Loan Trust, Series 2007-19-2A1	6.50%		08/25/2037	23,708,581
4,113,864	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	18.78%	I/F	09/25/2037	6,017,989
22,201,538	Countrywide Alternative Loan Trust, Series 2007-22-2A16	6.50%		09/25/2037	15,115,005
10,349,353	Countrywide Alternative Loan Trust, Series 2007-23CB-A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	2.90%		09/25/2037	6,336,451
14,687,878	Countrywide Alternative Loan Trust, Series 2007-23CB-A4 (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.10%	I/F I/O	09/25/2037	3,213,270
15,557,367	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	3,947,091
5,674,642	Countrywide Alternative Loan Trust, Series 2007-5CB-1A18 (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.25%	I/F I/O	04/25/2037	1,044,418
5,674,642	Countrywide Alternative Loan Trust, Series 2007-5CB-1A23 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.00% Cap)	2.95%		04/25/2037	3,565,269
4,738,457	Countrywide Alternative Loan Trust, Series 2007-6-A4	5.75%		04/25/2047	4,145,629
375,708	Countrywide Alternative Loan Trust, Series 2007-8CB-A12 (-6 x 1 Month LIBOR USD + 40.20%, 40.20% Cap)	25.77%	I/F	05/25/2037	783,763
401,063	Countrywide Alternative Loan Trust, Series 2007-8CB-A8 (-6 x 1 Month LIBOR USD + 40.08%, 40.08% Cap)	25.65%	I/F	05/25/2037	833,470
586,127	Countrywide Alternative Loan Trust, Series 2007-9T1-1A4 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	2.90%		05/25/2037	278,130
586,127	Countrywide Alternative Loan Trust, Series 2007-9T1-1A5 (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	3.10%	I/F I/O	05/25/2037	113,683
16,054,830	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	11,121,826
1,820,575	Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	1,293,321
68,140	Countrywide Alternative Loan Trust, Series 2007-9T1-3A1	5.50%		05/25/2022	61,395
40,242,828	Countrywide Alternative Loan Trust, Series 2007-HY2-1A	4.19%	#	03/25/2047	38,702,836
530,319	Countrywide Alternative Loan Trust, Series 2007-HY5R-2A1B	4.48%	#	03/25/2047	610,714
2,912,475	Countrywide Asset Backed Certificates, Series 2003-BC6-M1 (1 Month LIBOR USD + 0.83%, 0.55% Floor)	3.23%		11/25/2033	2,859,267
15,793,775	Countrywide Asset Backed Certificates, Series 2005-4-AF5B	5.15%		10/25/2035	16,300,228
35,273,587	Countrywide Asset Backed Certificates, Series 2006-25-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	2.54%		06/25/2047	33,348,964
9,754,740	Countrywide Asset Backed Certificates, Series 2006-26-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	2.54%		06/25/2037	9,251,197
19,507,095	Countrywide Asset Backed Certificates, Series 2007-BC1-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	2.54%		05/25/2037	18,259,063
5,184,650	Countrywide Asset Backed Certificates, Series 2007-BC3-2A3 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	2.58%		11/25/2047	4,664,740
403,052	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.43%	#	02/25/2033	380,699
1,324,373	Countrywide Home Loans, Series 2003-60-4A1	4.90%	#	02/25/2034	1,372,144
2,107,985	Countrywide Home Loans, Series 2004-R2-1AF1 (1 Month LIBOR USD + 0.42%, 0.42% Floor, 9.50% Cap)	2.86%	^	11/25/2034	1,939,622
2,051,065	Countrywide Home Loans, Series 2004-R2-1AS	3.69%	#^I/O	11/25/2034	162,205
4,514,314	Countrywide Home Loans, Series 2005-20-A5	5.50%		10/25/2035	4,232,433
3,344,592	Countrywide Home Loans, Series 2005-20-A8	5.25%		10/25/2035	3,198,842
11,054,132	Countrywide Home Loans, Series 2005-23-A1	5.50%		11/25/2035	9,446,943
2,890,388	Countrywide Home Loans, Series 2005-24-A8	5.50%		11/25/2035	2,541,669
819,435	Countrywide Home Loans, Series 2005-27-2A1	5.50%		12/25/2035	655,674
1,452,124	Countrywide Home Loans, Series 2005-28-A7	5.25%		11/01/2035	1,257,916
17,477,936	Countrywide Home Loans, Series 2005-HYB1-4A1	4.35%	#	03/25/2035	17,654,931
1,640,046	Countrywide Home Loans, Series 2005-HYB8-1A1	4.40%	#	12/20/2035	1,464,114
2,654,431	Countrywide Home Loans, Series 2005-J3-2A4	4.50%		09/25/2035	2,605,814
1,582,498	Countrywide Home Loans, Series 2005-J4-A5	5.50%		11/25/2035	1,530,434
647,239	Countrywide Home Loans, Series 2005-R1-1AF1 (1 Month LIBOR USD + 0.36%, 0.36% Floor, 9.50% Cap)	2.76%	^	03/25/2035	602,403
632,513	Countrywide Home Loans, Series 2005-R1-1AS	3.77%	#^I/O	03/25/2035	78,481
5,527,426	Countrywide Home Loans, Series 2006-16-2A1	6.50%		11/25/2036	3,877,676
5,570,423	Countrywide Home Loans, Series 2006-1-A2	6.00%		03/25/2036	4,613,984
2,238,744	Countrywide Home Loans, Series 2006-20-1A21	6.00%		02/25/2037	1,837,397
1,493,923	Countrywide Home Loans, Series 2006-J3-A4	5.50%		05/25/2036	1,537,463
6,243,938	Countrywide Home Loans, Series 2007-10-A7	6.00%		07/25/2037	5,176,928
19,817,111	Countrywide Home Loans, Series 2007-11-A1	6.00%		08/25/2037	15,755,509
12,453,291	Countrywide Home Loans, Series 2007-12-A9	5.75%		08/25/2037	11,026,610
4,890,062	Countrywide Home Loans, Series 2007-13-A1	6.00%		08/25/2037	4,014,555
8,012,637	Countrywide Home Loans, Series 2007-13-A10	6.00%		08/25/2037	6,578,069
6,294,466	Countrywide Home Loans, Series 2007-15-1A1	6.25%		09/25/2037	5,688,714
694,100	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	627,303
3,093,008	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	2,795,350
6,710,175	Countrywide Home Loans, Series 2007-17-1A2	6.00%		10/25/2037	6,096,124
844,110	Countrywide Home Loans, Series 2007-18-1A1	6.00%		11/25/2037	728,338
6,345,776	Countrywide Home Loans, Series 2007-3-A1	6.00%		04/25/2037	5,217,345
2,443,983	Countrywide Home Loans, Series 2007-3-A12	6.00%		04/25/2037	2,009,384
4,860,097	Countrywide Home Loans, Series 2007-4-1A39	6.00%		05/25/2037	3,759,415
2,150,378	Countrywide Home Loans, Series 2007-5-A2	5.75%		05/25/2037	1,800,760
7,432,443	Countrywide Home Loans, Series 2007-7-A1	6.00%		06/25/2037	6,432,494
2,227,992	Countrywide Home Loans, Series 2007-7-A2	5.75%		06/25/2037	1,896,382
6,876,080	Countrywide Home Loans, Series 2007-8-1A4	6.00%		01/25/2038	5,651,919
3,608,542	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	2,783,109
8,378,274	Countrywide Home Loans, Series 2007-8-1A9 (1 Month LIBOR USD + 6.00%, 4.00% Floor, 6.00% Cap)	6.00%		01/25/2038	6,496,147
1,418,270	Countrywide Home Loans, Series 2007-9-A11	5.75%		07/25/2037	1,198,703
8,505,025	Countrywide Home Loans, Series 2007-HY1-1A1	4.44%	#	04/25/2037	8,403,686
21,237,391	Countrywide Home Loans, Series 2007-J1-2A1	6.00%		02/25/2037	14,936,715
546,158	Countrywide Home Loans, Series 2007-J3-A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	2.90%		07/25/2037	297,550
2,730,788	Countrywide Home Loans, Series 2007-J3-A2 (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	3.10%	I/F I/O	07/25/2037	617,000
4,655,147	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-3-A4B	6.11%		11/25/2036	1,646,312
2,857,611	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-4-A6A	5.68%		12/25/2036	1,149,427
10,104,954	Credit Suisse First Boston Mortgage Backed Trust, Series 2007-1-1A1A	5.90%	#	05/25/2037	4,475,766
54,457	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-AR8-2A1	4.29%	#	09/25/2034	54,687
3,433,949	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A4	5.50%		11/25/2035	3,301,255
723,429	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	695,070
9,990,761	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	9,689,483
9,938,368	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-7A1	7.00%		01/25/2036	3,248,798
4,990,694	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-3A10	5.50%		09/25/2035	5,033,984
4,345,748	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-7A1	7.00%		09/25/2035	3,369,085
1,812,995	Credit Suisse Mortgage Capital Certificates, Series 2005-1R-2A5	5.75%	^	12/26/2035	1,778,536
14,984,013	Credit Suisse Mortgage Capital Certificates, Series 2006-1-2A1	6.00%		02/25/2036	10,328,923
2,517,282	Credit Suisse Mortgage Capital Certificates, Series 2006-2-3A1	6.50%		03/25/2036	1,279,064
3,034,043	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 6.00% Cap)	3.10%		03/25/2036	1,617,896
16,958,903	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A2 (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	2.90%	I/F I/O	03/25/2036	3,298,849
3,532,516	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A3	6.25%		03/25/2036	2,692,574
9,560,401	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A4	6.00%		03/25/2036	7,098,570
3,017,059	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A3	5.50%		04/25/2036	2,768,381
1,823,889	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A4	5.50%		04/25/2036	1,676,551
3,510,290	Credit Suisse Mortgage Capital Certificates, Series 2006-4-1A8 (1 Month LIBOR USD + 1.00%, 6.00% Floor, 6.00% Cap)	6.00%		05/25/2036	2,964,080
20,343,440	Credit Suisse Mortgage Capital Certificates, Series 2006-4-4A1	7.00%		05/25/2036	8,395,876
9,486,394	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A4	6.00%		07/25/2036	7,842,423
10,177,031	Credit Suisse Mortgage Capital Certificates, Series 2006-6-3A1	7.00%		07/25/2036	2,412,844
192,561	Credit Suisse Mortgage Capital Certificates, Series 2006-7-3A11	6.00%		08/25/2036	155,598
2,722,283	Credit Suisse Mortgage Capital Certificates, Series 2006-7-7A5	6.00%		08/25/2036	2,759,276
6,289,539	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	5,392,058
20,757,080	Credit Suisse Mortgage Capital Certificates, Series 2006-9-3A1	6.00%		11/25/2036	18,263,889
5,929,279	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	3,879,778
3,837,465	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	3,750,889
623,512	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A15 (-6 x 1 Month LIBOR USD + 39.90%, 39.90% Cap)	25.32%	I/F	11/25/2036	1,202,801
10,527,443	Credit Suisse Mortgage Capital Certificates, Series 2007-1-1A4	6.13%	#	02/25/2037	5,168,378
4,911,390	Credit Suisse Mortgage Capital Certificates, Series 2007-1-5A14	6.00%		02/25/2037	4,354,597
7,579,715	Credit Suisse Mortgage Capital Certificates, Series 2007-3-2A10	6.00%		04/25/2037	5,313,222
5,484,009	Credit Suisse Mortgage Capital Certificates, Series 2007-5-2A5	5.00%		08/25/2037	4,441,988
44,239,112	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A19	6.00%		08/25/2037	37,869,074
19,619,233	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A9	6.00%		08/25/2037	16,786,297
7,274,478	Credit Suisse Mortgage Capital Certificates, Series 2008-2R-1A1	6.00%	^	07/25/2037	7,033,317
1,433,520	Credit Suisse Mortgage Capital Certificates, Series 2009-1R-4A2	4.49%	#^	07/20/2035	1,489,767
3,377,721	Credit Suisse Mortgage Capital Certificates, Series 2010-13R-1A2	5.50%	#^	12/26/2035	3,518,237
67,069,312	Credit Suisse Mortgage Capital Certificates, Series 2010-17R-6A1	3.70%	#^	06/26/2037	68,042,481
7,855,554	Credit Suisse Mortgage Capital Certificates, Series 2010-2R-4A17	6.00%	#^	03/26/2037	7,992,504
11,220,401	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-8A17	6.00%	#^	06/26/2037	11,565,966
9,149,219	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	6.00%	#^	04/26/2037	9,280,890
13,069,679	Credit Suisse Mortgage Capital Certificates, Series 2010-9R-2A5	4.00%	#^	02/27/2038	13,205,796
11,892,076	Credit Suisse Mortgage Capital Certificates, Series 2012-10R-4A2	3.92%	#^	08/26/2046	11,384,427
39,792,776	Credit Suisse Mortgage Capital Certificates, Series 2013-6-1A1	2.50%	#^	07/25/2028	39,899,783
41,824,874	Credit Suisse Mortgage Capital Certificates, Series 2013-9R-A1	3.00%	#^	05/27/2043	40,224,253
19,790,080	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4-A2	3.00%	#^	07/25/2043	19,583,442
4,563,081	Credit Suisse Mortgage Capital Certificates, Series 2014-WIN1-2A4	3.00%	#^	09/25/2044	4,520,541
65,700,115	Credit Suisse Mortgage Capital Certificates, Series 2015-1-A1	2.50%	#^	01/25/2045	63,563,941
18,421	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6-A4	3.65%		06/25/2035	18,460
12,378,711	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4-AV3 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	2.55%		05/25/2036	10,468,300
8,766,336	Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1-A3	5.83%	^ß	12/25/2036	9,012,397
11,088,985	CSMC Mortgage-Backed Trust, Series 2006-4-6A1	6.00%		05/25/2036	8,017,407
6,443,894	CSMC Mortgage-Backed Trust, Series 2007-1-3A1	6.00%		02/25/2022	2,749,472
71,135	CSMC Mortgage-Backed Trust, Series 2007-2-2A1	5.00%		03/25/2037	69,616
65,445,500	CSMC Trust, Series 2019-6R-1A1	3.81%	^±	10/25/2046	65,921,223
311,019,609	CSMC Trust, Series 2019-RPL6-PT	0.00%	^	07/25/2049	306,363,956
9,997,042	CSMC Trust, Series 2009-12R-5A1	6.00%	^	06/27/2036	9,636,782
22,725,485	CSMC Trust, Series 2010-4R-3A17	6.00%	#^	06/26/2037	23,425,382
62,448,803	CSMC Trust, Series 2018-RPL2-A1	4.03%	^§	08/25/2062	62,752,167
178,070,802	CSMC Trust, Series 2018-RPL7-A1	4.00%	^	08/26/2058	181,008,507
86,414,470	CSMC Trust, Series 2018-RPL8-A1	4.13%	#^	07/25/2058	87,795,339
110,687,683	CSMC Trust, Series 2019-3R-1A1 (1 Month LIBOR USD + 1.40%, 1.40% Floor)	3.83%	^	06/02/2047	111,613,951
163,448,545	CSMC Trust, Series 2019-JR1-A1	4.10%	#^	09/27/2066	165,040,207
71,398,386	CSMC Trust, Series 2019-RPL2-A1	3.88%	^	07/25/2058	72,936,136
13,068,429	CSMCM Trust, Series 2019-RPL6-CERT	0.00%	^	07/25/2049	12,872,403
107,705,886	CSMCM Trust, Series 2017-RPL2-CERT	0.01%	^I/O	02/25/2056	95,312,837
12,292,124	CSMCM Trust, Series 2018-RPL7-A1	3.91%	^I/O	09/25/2048	12,464,926
22,538,365	CSMCM Trust, Series 2018-RPL8-A1	4.07%	^I/O	07/25/2058	23,118,408
9,464,444	CSMLT Trust, Series 2015-3-1A2	3.50%	#^	11/25/2045	9,638,405
6,506,646	Deephaven Residential Mortgage Trust, Series 2018-3A-A2	3.89%	#^	08/25/2058	6,601,822
6,333,835	Deephaven Residential Mortgage Trust, Series 2018-3A-A3	3.96%	#^	08/25/2058	6,426,460
13,994,309	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-4-A5	5.50%	#	09/25/2035	14,031,102
849,120	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-1A6 (-7 x 1 Month LIBOR USD + 35.93%, 35.93% Cap)	18.30%	I/F	11/25/2035	1,265,813
942,935	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 5.50% Cap)	2.60%		11/25/2035	555,183
2,845,881	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A2 (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	2.90%	I/F I/O	11/25/2035	337,445
23,874,962	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-2-2A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	2.70%		09/25/2047	21,629,159
14,606,579	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5-A1B (1 Month LIBOR USD + 0.22%, 0.22% Floor)	2.62%		08/25/2047	13,973,245
5,866,681	Deutsche ALT-B Securities Mortgage Loan Trust, Series 2006-AB1-A1C	5.67%	#	02/25/2036	5,881,164
790,722	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2-A2	5.26%	#	06/25/2036	772,336
20,722,964	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A2	5.65%	#	10/25/2036	19,911,264
1,476,262	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90%	#	10/25/2036	1,418,206
2,166,725	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3A1	5.90%	#	10/25/2036	2,081,517
4,303,538	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	5.87%	ß	10/25/2036	4,134,384
7,965,741	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	8.77%	^I/F	04/15/2036	7,777,639
4,832,417	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1 (-1 x 1 Month LIBOR USD + 12.11%, 12.11% Cap)	8.76%	^I/F	04/15/2036	4,769,168
7,845,653	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2 (-2 x 1 Month LIBOR USD + 14.60%, 14.61% Cap)	10.03%	^I/F	04/15/2036	7,917,215
528,258	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1 (-3 x 1 Month LIBOR USD + 19.35%, 19.35% Cap)	12.17%	^I/F	04/15/2036	599,527
4,627,142	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3 (-1 x 1 Month LIBOR USD + 12.57%, 12.57% Cap)	9.22%	^I/F	04/15/2036	4,497,961
76,639,538	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	8.77%	^I/F	04/15/2036	73,734,026
9,247,405	Deutsche Securities, Inc., Series 2005-6-2A1	5.50%		12/25/2035	8,937,758
1,484,010	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	1,425,551
41,000,000	Eagle Ltd., Series 2019-1-M1B (1 Month LIBOR USD + 1.80%)	4.20%	^	04/25/2029	41,083,673
18,493,650	Equifirst Loan Securitization Trust, Series 2007-1-A2B (1 Month LIBOR USD + 0.19%, 0.19% Floor)	2.59%		04/25/2037	17,902,887
5,833,563	First Franklin Mortgage Loan Trust, Series 2006-FF3-A2B (1 Month LIBOR USD + 0.20%, 0.20% Floor)	2.60%		02/25/2036	5,842,285
6,797,326	First Horizon Alternative Mortgage Securities Trust, Series 2005-AA4-1A1	3.98%	#	05/25/2035	5,497,769
6,708,775	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-1A4	5.50%		11/25/2035	5,585,936
358,869	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-2A1	5.00%		11/25/2020	360,794
4,955,707	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA9-A4A	5.50%		12/25/2035	4,254,154
3,047,695	First Horizon Alternative Mortgage Securities Trust, Series 2006-AA3-A1	4.21%	#	06/25/2036	2,833,934
2,834,813	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1-1A12	6.00%		04/25/2036	2,211,429
9,512,562	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1-1A3	5.75%		04/25/2036	7,255,561
600	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1-1A6 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.75% Cap)	3.15%		04/25/2036	601
2,134,612	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2-1A5	6.00%		05/25/2036	1,654,704
2,889,936	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8-1A5	6.00%		02/25/2037	2,152,034
5,646,290	First Horizon Alternative Mortgage Securities Trust, Series 2006-RE1-A1	5.50%		05/25/2035	5,242,842
16,418,489	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A3	6.00%		06/25/2037	12,037,664
844,816	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A4	6.00%		06/25/2037	619,400
953,440	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A13	6.25%		08/25/2037	728,116
2,943,342	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A4	6.25%		08/25/2037	2,247,748
1,382,948	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A5	6.25%		08/25/2037	1,056,119
3,583,876	First Horizon Mortgage Pass-Through Trust, Series 2005-8-1A11	5.75%		02/25/2036	3,057,072
1,755,158	First Horizon Mortgage Pass-Through Trust, Series 2006-1-1A2	6.00%		05/25/2036	1,446,525
4,321,784	First Horizon Mortgage Pass-Through Trust, Series 2007-1-A3	6.00%		03/25/2037	3,557,251
3,105,259	First Horizon Mortgage Pass-Through Trust, Series 2007-4-1A1	6.00%		08/25/2037	2,548,494
72,500,000	FMC GMSR Issuer Trust, Series 2019-GT1-A	5.07%	#^	05/25/2024	74,562,727
160,448,502	Fremont Home Loan Trust, Series 2006-D-1A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	2.54%		11/25/2036	111,840,580
14,238,921	GCAT LLC, Series 2019-1-A1	4.09%	^§	04/26/2049	14,558,585
87,400,000	GCAT LLC, Series 2019-2-A1	3.47%	^§	06/25/2024	87,461,180
46,273,000	GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2-A2D (1 Month LIBOR USD + 0.32%, 0.32% Floor)	2.72%		12/25/2035	44,970,892
27,676,970	GE-WMC Mortgage Securities Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.15%, 0.15% Floor)	2.55%		08/25/2036	18,598,378
3,948,843	GMACM Mortgage Loan Trust, Series 2005-AR5-3A1	4.08%	#	09/19/2035	3,762,480
33,228,599	GreenPoint Mortgage Funding Trust, Series 2005-AR3-2A1 (1 Month LIBOR USD + 0.26%, 0.26% Floor, 10.50% Cap)	2.66%		08/25/2045	23,721,860
20,696,153	GreenPoint Mortgage Funding Trust, Series 2006-AR7-2A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	2.60%		12/25/2046	20,512,894
33,200,931	GreenPoint Mortgage Funding Trust, Series 2007-AR2-1A3 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	2.64%		04/25/2047	31,267,989
1,260,596	GS Mortgage Securities Corporation, Series 2008-2R-1A1	7.50%	#^	09/25/2036	907,650
3,123,402	GS Mortgage Securities Corporation, Series 2009-3R-1A2	6.00%	#^	04/25/2037	3,168,712
191,257	GSAA Home Equity Trust, Series 2005-12-AF3	5.07%	#	09/25/2035	167,984
120,838	GSAA Home Equity Trust, Series 2005-7-AF3	4.75%	#	05/25/2035	123,196
9,847,530	GSAA Home Equity Trust, Series 2006-10-AF3	5.98%	#	06/25/2036	4,550,696
7,048,046	GSAA Home Equity Trust, Series 2006-10-AF4	6.30%	ß	06/25/2036	3,255,356
13,329,798	GSAA Home Equity Trust, Series 2006-15-AF4	5.96%	ß	09/25/2036	6,374,203
2,223,239	GSAA Home Equity Trust, Series 2006-18-AF3A	5.77%	#	11/25/2036	1,185,460
4,921,940	GSAA Home Equity Trust, Series 2006-18-AF6	5.68%	ß	11/25/2036	2,283,201
5,315,149	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	4,540,647
3,009,744	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	2,159,180
24,579,022	GSAMP Trust, Series 2006-HE6-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	2.55%		08/25/2036	20,970,387
11,259,686	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AF (1 Month LIBOR USD + 0.35%, 0.35% Floor)	2.75%	^	03/25/2035	10,522,176
11,259,686	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AS	2.24%	#^I/O	03/25/2035	761,154
6,628,916	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AF (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap)	2.75%	^	09/25/2035	5,913,240
6,628,916	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AS	2.07%	#^I/O	09/25/2035	781,653
25,367,801	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AF1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.15% Cap)	2.75%	^	01/25/2036	22,256,326
25,367,801	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AS	1.97%	#^I/O	01/25/2036	2,195,814
5,668,681	GSMSC Pass-Through Trust, Series 2009-3R-3A2	5.75%	#^	04/25/2037	5,757,497
1,647,427	GSR Mortgage Loan Trust, Series 2005-1F-1A2	5.50%		02/25/2035	1,704,060
3,730,210	GSR Mortgage Loan Trust, Series 2005-1F-3A3	6.00%		01/25/2035	3,871,290
520,060	GSR Mortgage Loan Trust, Series 2005-6F-3A5	6.00%		07/25/2035	559,645
5,204,107	GSR Mortgage Loan Trust, Series 2005-6F-3A9 (-1 x 1 Month LIBOR USD + 6.90%, 6.90% Cap)	4.50%	I/F I/O	07/25/2035	488,944
372,637	GSR Mortgage Loan Trust, Series 2005-6F-4A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	2.90%		07/25/2035	346,811
276,923	GSR Mortgage Loan Trust, Series 2005-7F-3A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	2.90%		09/25/2035	266,593
9,491,734	GSR Mortgage Loan Trust, Series 2005-8F-3A5	6.00%		11/25/2035	7,171,605
3,010,753	GSR Mortgage Loan Trust, Series 2005-8F-4A1	6.00%		11/25/2035	2,478,702
794,231	GSR Mortgage Loan Trust, Series 2006-1F-1A2	5.50%		02/25/2036	943,377
675,104	GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	656,913
2,695,600	GSR Mortgage Loan Trust, Series 2006-2F-3A3	6.00%		02/25/2036	2,212,955
3,237,396	GSR Mortgage Loan Trust, Series 2006-2F-3A6	6.00%		02/25/2036	2,720,667
26,882,092	GSR Mortgage Loan Trust, Series 2006-5F-3A1	6.50%		06/25/2036	21,825,057
9,977,664	GSR Mortgage Loan Trust, Series 2006-6F-2A3	6.00%		07/25/2036	8,650,895
5,043,082	GSR Mortgage Loan Trust, Series 2006-7F-3A4	6.25%		08/25/2036	2,997,414
1,665,484	GSR Mortgage Loan Trust, Series 2006-9F-2A1	6.00%		10/25/2036	1,571,560
16,126,541	GSR Mortgage Loan Trust, Series 2006-9F-4A1	6.50%		10/25/2036	13,018,608
2,131	GSR Mortgage Loan Trust, Series 2006-9F-8A1	5.50%		08/25/2021	2,039
1,030,438	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	1,245,069
1,650,949	GSR Mortgage Loan Trust, Series 2007-4F-1A1	5.00%		07/25/2037	1,976,721
22,382,239	GSR Mortgage Loan Trust, Series 2007-4F-3A11	6.00%		07/25/2037	19,989,844
1,163,631	HarborView Mortgage Loan Trust, Series 2005-14-3A1A	4.91%	#	12/19/2035	1,159,040
24,006,335	HarborView Mortgage Loan Trust, Series 2005-8-1A1A (1 Month LIBOR USD + 0.62%, 0.31% Floor, 11.00% Cap)	3.06%		09/19/2035	17,370,108
57,591,956	HarborView Mortgage Loan Trust, Series 2005-8-2A1A (12 Month US Treasury Average + 1.55%, 1.55% Floor)	4.05%		09/19/2035	44,510,122
6,697,875	HarborView Mortgage Loan Trust, Series 2006-10-2A1A (1 Month LIBOR USD + 0.18%, 0.18% Floor)	2.57%		11/19/2036	6,729,710
12,639,935	HarborView Mortgage Loan Trust, Series 2006-11-A1A (1 Month LIBOR USD + 0.17%, 0.17% Floor)	2.56%		12/19/2036	11,741,124
57,964,210	HarborView Mortgage Loan Trust, Series 2006-14-1A1A (1 Month LIBOR USD + 0.18%, 0.18% Floor)	2.57%		01/25/2047	55,120,915
90,040,891	HarborView Mortgage Loan Trust, Series 2006-8-1A1 (1 Month LIBOR USD + 0.20%)	2.58%		07/21/2036	68,252,670
18,840,327	HarborView Mortgage Loan Trust, Series 2006-BU1-1A1A (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap)	2.60%		02/19/2046	17,549,928
54,966,975	HarborView Mortgage Loan Trust, Series 2007-3-1A1A (1 Month LIBOR USD + 0.20%)	2.59%		05/19/2047	53,923,531
16,592,681	HarborView Mortgage Loan Trust, Series 2007-4-1A1 (1 Month LIBOR USD + 0.22%, 10.00% Cap)	2.61%		07/19/2047	16,090,790
25,575,530	HarborView Mortgage Loan Trust, Series 2007-7-1A1 (1 Month LIBOR USD + 1.00%, 10.50% Cap)	3.40%		10/25/2037	24,385,352
24,000,000	HMIR, Series 2019-1-M1 (1 Month LIBOR USD + 1.65%)	4.05%	^	05/25/2029	24,029,976
1,025,252	Home Equity Asset Trust, Series 2003-3-M1 (1 Month LIBOR USD + 1.29%, 0.86% Floor)	3.69%		08/25/2033	1,029,818
1,079,474	Home Equity Asset Trust, Series 2004-7-M2 (1 Month LIBOR USD + 0.99%, 0.66% Floor)	3.39%		01/25/2035	1,081,298
12,182,000	Home Equity Loan Trust, Series 2006-B-2A4 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	2.68%		06/25/2036	11,414,611
3,994,030	Home Equity Loan Trust, Series 2007-FRE1-2AV2 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	2.56%		04/25/2037	3,988,063
10,218,567	Home Equity Mortgage Loan Asset Backed Trust, Series 2006-D-2A4 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	2.64%		11/25/2036	8,495,240
1,019,883	HomeBanc Mortgage Trust, Series 2005-1-M2 (1 Month LIBOR USD + 0.49%, 0.49% Floor, 11.50% Cap)	2.89%		03/25/2035	855,455
9,250,609	HomeBanc Mortgage Trust, Series 2005-3-A1 (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.50% Cap)	2.64%		07/25/2035	9,244,061
25,961,113	HSI Asset Loan Obligation Trust, Series 2007-2-3A6	6.00%		09/25/2037	16,971,834
1,752,036	HSI Asset Loan Obligation Trust, Series 2007-AR1-3A1	4.68%	#	01/25/2037	1,643,060
17,097,645	HSI Asset Loan Obligation Trust, Series 2007-WF1-A3	4.95%	ß	12/25/2036	9,261,854
14,337,183	Impac Secured Assets Trust, Series 2007-1-A2 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 11.50% Cap)	2.56%		03/25/2037	13,505,481
576,789	Impac Trust, Series 2002-9F-A1	5.22%		12/25/2032	589,410
5,703,991	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1-A11 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	2.58%		07/25/2047	4,871,435
1,603,164	IndyMac Mortgage Loan Trust, Series 2006-AR2-1A1	4.05%	#	09/25/2036	1,452,079
2,717,144	IndyMac Mortgage Loan Trust, Series 2006-AR2-4A1	4.13%	#	09/25/2036	2,640,679
16,177,179	IndyMac Mortgage Loan Trust, Series 2006-AR3-1A1	4.33%	#	12/25/2036	15,489,656
5,911,835	IndyMac Mortgage Loan Trust, Series 2006-AR7-3A1	4.14%	#	05/25/2036	5,252,833
4,209,054	IndyMac Mortgage Loan Trust, Series 2007-A1-A1	6.00%		08/25/2037	2,992,324
3,081,356	IndyMac Mortgage Loan Trust, Series 2007-A1-A7	6.00%		08/25/2037	2,190,615
13,961,392	IndyMac Mortgage Loan Trust, Series 2007-A2-1A1	6.00%		10/25/2037	13,027,013
20,104,054	IndyMac Mortgage Loan Trust, Series 2007-A2-3A1	7.00%		10/25/2037	11,149,047
20,960,711	IndyMac Mortgage Loan Trust, Series 2007-A3-A1	6.25%		11/25/2037	15,521,257
7,412,570	IndyMac Mortgage Loan Trust, Series 2007-AR13-2A1	4.00%	#	07/25/2037	6,155,842
5,741,100	IndyMac Mortgage Loan Trust, Series 2007-AR1-3A1	3.56%	#	03/25/2037	5,520,266
4,059,551	IndyMac Mortgage Loan Trust, Series 2007-AR3-3A1	3.69%	#	07/25/2037	3,788,675
32,255,288	IndyMac Mortgage Loan Trust, Series 2007-F1-2A1	6.50%		06/25/2037	16,479,598
437,041	IndyMac Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	429,846
25,639,847	IndyMac Mortgage Loan Trust, Series 2007-F2-2A1	6.50%		07/25/2037	15,299,181
4,147,361	Jefferies Resecuritization Trust, Series 2010-R4-1A4	6.00%	#^Þ	10/26/2036	4,223,810
10,135,112	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	9,624,048
3,249,101	JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	3,085,264
3,319,701	JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	2,775,075
13,488,227	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%		05/25/2036	12,814,291
24,431,774	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	5.96%	ß	12/25/2036	23,106,062
9,609,619	JP Morgan Mortgage Acquisition Trust, Series 2006-CH2-AF3	5.46%	ß	09/25/2029	7,575,031
17,059,455	JP Morgan Mortgage Acquisition Trust, Series 2006-HE3-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	2.54%		11/25/2036	15,569,387
28,936,017	JP Morgan Mortgage Acquisition Trust, Series 2006-RM1-A3 (1 Month LIBOR USD + 0.12%, 0.12% Floor)	2.52%		08/25/2036	16,839,124
26,743,956	JP Morgan Mortgage Acquisition Trust, Series 2006-RM1-A4 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	2.58%		08/25/2036	15,787,460
3,842,756	JP Morgan Mortgage Acquisition Trust, Series 2006-WF1-A5	6.41%	ß	07/25/2036	1,883,092
23,000,000	JP Morgan Mortgage Acquisition Trust, Series 2007-CH1-AF5	4.91%	ß	11/25/2036	23,974,271
9,690,000	JP Morgan Mortgage Acquisition Trust, Series 2007-CH3-M2 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	2.72%		03/25/2037	8,363,857
1,062,773	JP Morgan Mortgage Trust, Series 2005-A6-5A1	4.32%	#	08/25/2035	1,064,647
7,039,950	JP Morgan Mortgage Trust, Series 2005-S1-1A2	6.50%		01/25/2035	7,923,394
760,383	JP Morgan Mortgage Trust, Series 2005-S2-2A13	5.50%		09/25/2035	746,480
1,335,043	JP Morgan Mortgage Trust, Series 2006-S2-3A3	6.00%		07/25/2036	947,148
4,608,985	JP Morgan Mortgage Trust, Series 2006-S2-3A5	6.25%		07/25/2036	3,514,253
3,231,022	JP Morgan Mortgage Trust, Series 2006-S3-1A2	6.00%		08/25/2036	2,608,370
8,817,761	JP Morgan Mortgage Trust, Series 2006-S3-1A21 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.50% Cap)	2.78%		08/25/2036	3,251,950
8,817,761	JP Morgan Mortgage Trust, Series 2006-S3-1A22 (-1 x 1 Month LIBOR USD + 7.12%, 7.12% Cap)	4.72%	I/F I/O	08/25/2036	2,960,746
1,505,563	JP Morgan Mortgage Trust, Series 2006-S3-1A9	6.00%		08/25/2036	1,215,425
8,261,127	JP Morgan Mortgage Trust, Series 2006-S4-A3	6.00%		01/25/2037	6,294,406
3,439,401	JP Morgan Mortgage Trust, Series 2006-S4-A5	6.00%		01/25/2037	2,689,137
7,502,283	JP Morgan Mortgage Trust, Series 2006-S4-A8 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.00% Cap)	2.78%		01/25/2037	3,912,329
7,502,283	JP Morgan Mortgage Trust, Series 2006-S4-A9 (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	4.22%	I/F I/O	01/25/2037	2,234,401
1,650,451	JP Morgan Mortgage Trust, Series 2007-A2-2A1	4.49%	#	04/25/2037	1,557,041
9,214,807	JP Morgan Mortgage Trust, Series 2007-S1-2A6	6.00%		03/25/2037	7,009,131
3,112,105	JP Morgan Mortgage Trust, Series 2007-S3-1A1	5.50%		08/25/2037	2,429,129
6,219,311	JP Morgan Mortgage Trust, Series 2007-S3-1A35	6.00%		08/25/2037	4,973,021
2,076,144	JP Morgan Mortgage Trust, Series 2007-S3-1A64	7.50%		08/25/2037	1,440,866
1,048,172	JP Morgan Mortgage Trust, Series 2007-S3-1A9	6.00%		08/25/2037	838,022
5,734,505	JP Morgan Mortgage Trust, Series 2007-S3-1A96	6.00%		08/25/2037	4,584,787
6,535,649	JP Morgan Mortgage Trust, Series 2007-S3-1A97	6.00%		08/25/2037	5,225,308
616,357	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	602,452
37,304,832	JP Morgan Mortgage Trust, Series 2018-7FRB-A2 (1 Month LIBOR USD + 0.75%)	3.18%	^	04/25/2046	37,336,284
8,231,542	JP Morgan Resecuritization Trust, Series 2009-4-3A2	6.00%	^	02/26/2037	6,720,928
16,706,960	JP Morgan Resecuritization Trust, Series 2009-7-7A1	7.00%	#^Þ	09/27/2037	12,258,747
15,651,050	JP Morgan Resecuritization Trust, Series 2010-1-1A4	6.00%	^	02/26/2037	13,523,335
6,365,541	JP Morgan Resecuritization Trust, Series 2010-1-2A11	7.17%	^	01/26/2037	4,969,292
11,039,184	JP Morgan Resecuritization Trust, Series 2010-2-3A9	6.00%	^	07/26/2036	11,423,620
55,080,275	Legacy Mortgage Asset Trust, Series 2018-GS3-A1	4.00%	^§	06/25/2058	56,217,842
24,031,357	Legacy Mortgage Asset Trust, Series 2018-SL1-A	4.00%	#^	02/25/2058	24,145,723
52,616,103	Legacy Mortgage Asset Trust, Series 2019-GS1-A1	4.00%	^§	01/25/2059	53,621,339
48,336,045	Legacy Mortgage Asset Trust, Series 2019-GS2-A1	3.75%	^§	01/25/2059	49,617,724
73,336,690	Legacy Mortgage Asset Trust, Series 2019-SL1-A	4.00%	#^	12/28/2054	73,857,234
2,738,203	Lehman Mortgage Trust, Series 2005-2-3A5	5.50%		12/25/2035	2,346,112
2,349,621	Lehman Mortgage Trust, Series 2005-2-5A5	5.75%		12/25/2035	2,311,824
3,537,832	Lehman Mortgage Trust, Series 2005-3-2A1	6.00%		01/25/2036	3,649,071
301,260	Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	302,848
1,618,047	Lehman Mortgage Trust, Series 2005-3-2A7	6.00%		01/25/2036	1,668,011
1,564,732	Lehman Mortgage Trust, Series 2006-1-1A1 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	3.15%		02/25/2036	1,125,073
4,694,195	Lehman Mortgage Trust, Series 2006-1-1A2 (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	2.35%	I/F I/O	02/25/2036	783,431
5,229,745	Lehman Mortgage Trust, Series 2006-1-3A1 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	3.15%		02/25/2036	4,477,821
5,229,745	Lehman Mortgage Trust, Series 2006-1-3A2 (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	2.35%	I/F I/O	02/25/2036	495,690
3,369,481	Lehman Mortgage Trust, Series 2006-1-3A4	5.50%		02/25/2036	3,267,001
3,348,531	Lehman Mortgage Trust, Series 2006-4-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.00%	I/F I/O	08/25/2036	522,670
2,128,254	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	2,062,083
6,361,721	Lehman Mortgage Trust, Series 2006-5-2A1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap)	2.75%		09/25/2036	1,924,561
13,251,396	Lehman Mortgage Trust, Series 2006-5-2A2 (-1 x 1 Month LIBOR USD + 7.15%, 7.15% Cap)	4.75%	I/F I/O	09/25/2036	3,631,732
9,681,674	Lehman Mortgage Trust, Series 2006-6-3A9	5.50%		10/25/2036	8,490,204
2,657,597	Lehman Mortgage Trust, Series 2006-6-4A5	6.00%		12/25/2036	2,528,352
3,539,917	Lehman Mortgage Trust, Series 2006-7-2A2 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.85%		11/25/2036	1,403,058
12,375,740	Lehman Mortgage Trust, Series 2006-7-2A5 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.15%	I/F I/O	11/25/2036	3,670,487
2,688,876	Lehman Mortgage Trust, Series 2006-9-1A19 (-5 x 1 Month LIBOR USD + 30.68%, 30.68% Cap)	19.62%	I/F	01/25/2037	4,139,498
2,951,308	Lehman Mortgage Trust, Series 2006-9-1A5 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 5.75% Cap)	3.00%		01/25/2037	2,180,296
8,797,265	Lehman Mortgage Trust, Series 2006-9-1A6 (-1 x 1 Month LIBOR USD + 5.15%, 5.15% Cap)	2.75%	I/F I/O	01/25/2037	1,254,662
4,273,330	Lehman Mortgage Trust, Series 2006-9-2A1 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.00% Cap)	2.78%		01/25/2037	1,660,511
7,933,637	Lehman Mortgage Trust, Series 2006-9-2A2 (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	4.22%	I/F I/O	01/25/2037	2,212,581
7,933,676	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	5,202,846
2,440,894	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	2,201,796
2,767,011	Lehman Mortgage Trust, Series 2007-4-2A11 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	2.73%		05/25/2037	1,213,915
12,813,048	Lehman Mortgage Trust, Series 2007-4-2A8 (-1 x 1 Month LIBOR USD + 6.67%, 6.67% Cap)	4.27%	I/F I/O	05/25/2037	3,715,725
1,053,981	Lehman Mortgage Trust, Series 2007-4-2A9 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	2.73%		05/25/2037	479,037
10,793,472	Lehman Mortgage Trust, Series 2007-5-11A1	5.18%	#	06/25/2037	8,550,577
1,449,971	Lehman Mortgage Trust, Series 2007-5-3A4	5.00%		12/25/2035	1,331,715
1,264,255	Lehman Mortgage Trust, Series 2007-5-4A3 (-6 x 1 Month LIBOR USD + 40.08%, 40.08% Cap)	25.65%	I/F	08/25/2036	2,446,876
860,037	Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	661,061
316,552	Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	299,557
7,781,949	Lehman Mortgage Trust, Series 2007-9-2A2	6.50%		10/25/2037	4,881,185
4,919,590	Lehman Mortgage Trust, Series 2008-2-1A6	6.00%		03/25/2038	3,424,088
302,876	Lehman Trust, Series 2005-10-2A3B	5.31%	ß	01/25/2036	362,224
6,764,553	Lehman Trust, Series 2005-4-2A3A	5.00%	ß	10/25/2035	7,088,604
12,769,850	Lehman Trust, Series 2005-9N-2A1 (12 Month US Treasury Average + 1.06%, 1.06% Floor)	3.56%		02/25/2036	12,107,329
7,625,904	Lehman Trust, Series 2006-17-1A2 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	2.57%		08/25/2046	7,797,292
12,978,005	Lehman Trust, Series 2006-5-1A1A (1 Month LIBOR USD + 0.21%, 0.21% Floor)	2.61%		04/25/2036	12,248,020
383,306	Lehman Trust, Series 2006-5-2A4A	5.89%		04/25/2036	374,994
14,247,354	Lehman Trust, Series 2006-GP3-1A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	2.60%		06/25/2046	14,245,926
12,918,336	Lehman Trust, Series 2007-1-2A1	7.00%	#	02/25/2037	11,732,250
20,800,090	Lehman Trust, Series 2007-12N-1A3A (1 Month LIBOR USD + 0.20%, 0.20% Floor)	2.60%		07/25/2047	20,132,145
9,152,103	Lehman XS Trust, Series 2005-2-2A3B	5.44%	ß	08/25/2035	9,137,555
35,382,403	Long Beach Mortgage Loan Trust, Series 2006-3-2A3 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	2.58%		05/25/2046	16,369,305
5,762,598	Long Beach Mortgage Loan Trust, Series 2006-3-2A4 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	2.67%		05/25/2046	2,736,791
37,801	Long Beach Mortgage Loan Trust, Series 2006-WL1-2A3 (1 Month LIBOR USD + 0.48%, 0.24% Floor)	2.88%		01/25/2046	37,900
6,212,030	Luminent Mortgage Trust, Series 2005-1-A1 (1 Month LIBOR USD + 0.26%, 0.26% Floor, 11.50% Cap)	2.66%		11/25/2035	6,145,374
3,689,278	MASTR Adjustable Rate Mortgages Trust, Series 2005-2-2A1	3.84%	#	03/25/2035	2,940,842
1,680,153	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-5A1	3.47%	#	07/25/2035	1,604,551
11,112,833	MASTR Adjustable Rate Mortgages Trust, Series 2007-1-2A1	4.33%	#	11/25/2036	12,218,161
1,603,678	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	1,558,205
292,807	MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	296,287
3,147,029	MASTR Alternative Loans Trust, Series 2005-6-1A5	5.50%		12/25/2035	3,021,750
2,021,142	MASTR Alternative Loans Trust, Series 2006-3-1A2	6.25%		07/25/2036	1,732,147
3,287,157	MASTR Alternative Loans Trust, Series 2007-1-1A5	5.75%		10/25/2036	3,185,784
5,061,126	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	3,163,598
4,380,511	MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3 (1 Month LIBOR USD + 4.13%, 2.75% Floor)	6.53%		12/25/2032	4,530,544
11,316,660	MASTR Asset Backed Securities Trust, Series 2006-AM2-A3 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	2.57%		06/25/2036	10,135,628
24,690,801	MASTR Asset Backed Securities Trust, Series 2007-HE1-A3 (1 Month LIBOR USD + 0.21%, 0.21% Floor)	2.61%		05/25/2037	23,714,680
3,720,329	MASTR Asset Securitization Trust, Series 2006-1-1A4	5.75%		05/25/2036	3,489,609
2,678,759	MASTR Asset Securitization Trust, Series 2006-2-1A11 (1 Month LIBOR USD + 6.00%, 6.00% Floor)	6.00%		06/25/2036	2,537,492
3,259,904	MASTR Asset Securitization Trust, Series 2007-1-1A3	6.25%		11/25/2037	2,434,629
24,531,314	MASTR Resecuritization Trust, Series 2008-1-A1	6.00%	#^	09/27/2037	23,553,238
14,048,756	MASTR Resecuritization Trust, Series 2008-4-A1	6.00%	#^	06/27/2036	12,809,966
2,263,742	MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%	∆	10/25/2032	2,384,613
1,003,971	MASTR Seasoned Securitization Trust, Series 2005-2-2A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap)	2.80%		10/25/2032	934,240
18,126,521	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A4 (1 Month LIBOR USD + 0.32%, 0.32% Floor, 7.00% Cap)	2.72%		03/25/2037	8,354,843
18,126,521	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A5 (-1 x 1 Month LIBOR USD + 6.68%, 6.68% Cap)	4.28%	I/F I/O	03/25/2037	5,121,344
3,307,471	Merrill Lynch Mortgage Investors Trust, Series 2006-3-1A	4.64%	#	10/25/2036	3,276,293
1,545,016	Merrill Lynch Mortgage Investors Trust, Series 2006-F1-1A2	6.00%		04/25/2036	1,285,872
117,064,151	Merrill Lynch Mortgage Investors Trust, Series 2007-HE2-A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	2.65%		02/25/2037	73,699,422
29,667,384	MFA LLC, Series 2017-NPL1-A1	3.35%	^§	11/25/2047	29,571,751
65,170,408	MFA LLC, Series 2018-NPL1-A1	3.88%	^§	05/25/2048	66,032,749
80,075,116	MFA LLC, Series 2018-NPL2-A1	4.16%	^§	07/25/2048	80,997,982
33,605,984	Morgan Stanley Home Equity Loan Trust, Series 2007-1-A4 (1 Month LIBOR USD + 0.22%, 0.22% Floor)	2.62%		12/25/2036	19,922,831
1,252,991	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.75% Cap)	3.10%		12/25/2035	946,530
3,139,321	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A6	5.75%		12/25/2035	2,961,907
4,210,006	Morgan Stanley Mortgage Loan Trust, Series 2005-10-2A1	5.42%	#	12/25/2035	4,230,901
87,928	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	2.68%		11/25/2035	88,227
5,476,907	Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.23%	ß	08/25/2036	2,078,609
10,089,619	Morgan Stanley Mortgage Loan Trust, Series 2006-11-2A1	6.00%		08/25/2036	8,192,642
6,672,501	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	5.65%	ß	10/25/2046	3,225,408
2,183,186	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	5.58%	ß	10/25/2046	915,520
4,599,290	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	4,751,351
25,736,525	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.01%	#	06/25/2036	22,334,182
2,521,249	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A4	6.00%		06/25/2036	2,158,574
2,552,328	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A7	6.00%		06/25/2036	2,185,183
3,501,175	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	2,878,442
8,641,932	Morgan Stanley Mortgage Loan Trust, Series 2007-14AR-2A3	4.10%	#	10/25/2037	7,688,751
3,631,985	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A3	5.92%	ß	09/25/2046	1,656,352
2,555,068	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.08%	ß	09/25/2046	1,334,267
884,490	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	5.62%	ß	01/25/2047	827,603
6,915,163	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	5.86%	ß	01/25/2047	4,095,926
4,044,718	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	5.96%	ß	01/25/2047	2,395,411
23,367,808	Morgan Stanley Re-Remic Trust, Series 2010-R9-3C	6.00%	#^	11/26/2036	24,076,483
3,264,285	Morgan Stanley Re-Remic Trust, Series 2011-R1-1A	5.94%	#^Þ	02/26/2037	3,566,335
13,542,225	New Century Alternative Mortgage Loan Trust, Series 2006-ALT1-AF3	6.17%	#	07/25/2036	7,010,149
16,024,068	New Century Alternative Mortgage Loan Trust, Series 2006-ALT2-AF5	5.07%		10/25/2036	7,454,907
12,500,000	New Century Home Equity Loan Trust, Series 2006-1-A2C (1 Month LIBOR USD + 0.28%, 0.28% Floor, 12.50% Cap)	2.68%		05/25/2036	10,812,335
10,135,487	New Residential Mortgage Loan Trust, Series 2014-2A-A3	3.75%	#^	05/25/2054	10,352,662
32,873,740	New Residential Mortgage Loan Trust, Series 2015-2A-A1	3.75%	#^	08/25/2055	34,183,989
72,019,217	New Residential Mortgage Loan Trust, Series 2018-FNT1-A	3.61%	^	05/25/2023	73,350,074
32,608,946	New Residential Mortgage Loan Trust, Series 2018-FNT2-A	3.79%	^	07/25/2054	33,428,363
32,331,785	New Residential Mortgage Loan Trust, Series 2019-NQM1-A1	3.67%	#^	01/25/2049	33,046,071
22,856,179	New Residential Mortgage Loan Trust, Series 2019-RPL1-A1	4.33%	^§	02/26/2024	23,253,109
516,006	New York Mortgage Trust, Series 2005-2-A (1 Month LIBOR USD + 0.66%, 0.33% Floor, 10.50% Cap)	3.06%		08/25/2035	502,462
195,097	Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	4.86%		02/25/2035	200,753
15,270,380	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A2	6.16%	#	05/25/2036	6,003,594
3,103,214	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A3	6.41%	#	05/25/2036	1,219,454
17,606,301	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	9,086,369
2,975,836	Nomura Asset Acceptance Corporation, Series 2006-AP1-A3	5.65%	#	01/25/2036	1,536,302
1,481,295	Nomura Asset Acceptance Corporation, Series 2006-WF1-A2	5.76%	#	06/25/2036	713,127
17,237,278	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	ß	10/25/2036	6,766,581
3,065,129	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	ß	02/25/2037	1,421,894
15,277,308	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	5.99%	ß	02/25/2037	7,087,809
23,620,052	NRPL Trust, Series 2018-2A-A1	4.25%	#^	07/25/2067	23,903,280
46,087,729	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS2-A	3.27%	^	02/25/2023	46,419,552
35,016,817	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2-A1	3.00%	^§	07/25/2057	35,121,983
53,277,501	OBX Trust, Series 2018-1-A2 (1 Month LIBOR USD + 0.65%)	3.05%	^	06/25/2057	53,122,149
908,423	Option One Mortgage Loan Trust, Series 2004-3-M3 (1 Month LIBOR USD + 0.98%, 0.65% Floor)	3.38%		11/25/2034	919,020
7,991,774	Option One Mortgage Loan Trust, Series 2007-1-2A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	2.54%		01/25/2037	5,299,083
88,257,619	Option One Mortgage Loan Trust, Series 2007-6-1A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	2.59%		07/25/2037	80,903,721
13,000,000	Park Place Securities, Inc., Series 2005-WHQ4-M2 (1 Month LIBOR USD + 0.49%, 0.49% Floor)	2.89%		09/25/2035	13,001,758
6,478,162	PHH Alternative Mortgage Trust, Series 2007-1-1A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 10.10% Cap)	2.56%		02/25/2037	5,471,315
17,231,187	PHH Alternative Mortgage Trust, Series 2007-2-2A1	6.00%		05/25/2037	16,924,434
8,040,352	PHH Alternative Mortgage Trust, Series 2007-2-2A2	6.00%		05/25/2037	7,897,216
626,285	PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	583,030
133,400,000	PMT Credit Risk Transfer Trust 2019-2R, Series 2019-2R-A (1 Month LIBOR USD + 2.75%, 2.75% Floor)	5.16%	^	05/27/2023	134,783,625
205,112,389	PR Mortgage Loan Trust, Series 2014-1-APT	5.91%	#^	10/25/2049	197,072,209
21,928,793	Preston Ridge Partners Mortgage Trust, Series 2017-2A-A1	3.47%	^§	09/25/2022	22,054,462
60,821,661	Pretium Mortgage Credit Partners LLC, Series 2018-NPL4-A1	4.83%	^§	09/25/2058	61,712,114
33,826,485	Pretium Mortgage Credit Partners LLC, Series 2019-1A-A1	4.50%	^§	01/25/2024	34,316,969
26,223,343	Pretium Mortgage Credit Partners LLC, Series 2019-NPL1-A1	4.21%	^§	07/25/2060	26,644,631
164,385,253	Pretium Mortgage Credit Partners LLC, Series 2019-NPL2-A1	3.84%	^§	12/25/2058	165,062,981
9,570,929	Prime Mortgage Trust, Series 2006-DR1-2A1	5.50%	^	05/25/2035	8,248,705
4,586,847	Prime Mortgage Trust, Series 2006-DR1-2A2	6.00%	^	05/25/2035	3,789,097
38,195,221	PRPM LLC, Series 2017-3A-A1	3.47%	#^	11/25/2022	38,375,274
42,631,836	PRPM LLC, Series 2018-2A-A1	4.00%	#^	08/25/2023	43,130,219
100,566,918	PRPM LLC, Series 2018-3A-A1	4.48%	#^	10/25/2023	102,387,230
150,078,148	PRPM LLC, Series 2019-2A-A1	3.97%	^§	04/25/2024	152,433,474
42,943,094	RALI Trust, Series 2007-QA5-1A1	5.70%	#	09/25/2037	37,071,085
45,360,784	RALI Trust, Series 2007-QS10-A1	6.50%		09/25/2037	44,587,936
23,008,861	RAMP Series Trust, Series 2006-RS3-A4 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 14.00% Cap)	2.70%		05/25/2036	22,061,795
24,974,948	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	24,991,612
4,746,385	RBSSP Resecuritization Trust, Series 2010-4-7A2	6.00%	^	07/26/2037	3,901,864
21,356,528	RCO Trust, Series 2016-SFR1-A	3.75%	#^	11/25/2051	21,681,425
6,521,723	RCO Trust, Series 2016-SFR1-M1	4.50%	#^	11/25/2051	6,636,549
1,168,372	Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75%	ß	05/25/2036	793,950
10,340,045	Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47%	ß	01/25/2037	5,654,496
20,361,654	Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69%	ß	01/25/2037	11,564,707
8,209,000	Renaissance Home Equity Loan Trust, Series 2007-1-AF1	5.74%	ß	04/25/2037	3,812,760
5,791,363	Renaissance Home Equity Loan Trust, Series 2007-1-AF1Z	5.35%	ß	04/25/2037	2,525,377
3,493,780	Renaissance Home Equity Loan Trust, Series 2007-1-AF2	5.51%	ß	04/25/2037	1,557,911
5,082,284	Renaissance Home Equity Loan Trust, Series 2007-1-AF3	5.61%	ß	04/25/2037	2,307,203
8,249,074	Renaissance Home Equity Loan Trust, Series 2007-1-AF5	5.91%	ß	04/25/2037	3,942,739
17,696,892	Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68%	ß	06/25/2037	7,646,385
9,571,061	Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20%	ß	06/25/2037	4,564,398
26,681,162	Residential Accredit Loans, Inc., Series 2005-QA11-4A1	4.75%	#	10/25/2035	22,641,818
15,459,437	Residential Accredit Loans, Inc., Series 2005-QA13-2A1	4.83%	#	12/25/2035	14,232,787
11,403,800	Residential Accredit Loans, Inc., Series 2005-QA3-CB1	4.57%	#	03/25/2035	6,950,478
439,648	Residential Accredit Loans, Inc., Series 2005-QS12-A11 (-11 x 1 Month LIBOR USD + 51.15%, 51.15% Cap)	24.70%	I/F	08/25/2035	842,272
1,626,603	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	1,539,304
3,430,752	Residential Accredit Loans, Inc., Series 2005-QS13-2A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.75% Cap)	3.10%		09/25/2035	2,912,937
14,066,084	Residential Accredit Loans, Inc., Series 2005-QS13-2A2 (-1 x 1 Month LIBOR USD + 5.05%, 5.05% Cap)	2.65%	I/F I/O	09/25/2035	1,511,880
7,131,129	Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	4,660,670
2,703,299	Residential Accredit Loans, Inc., Series 2005-QS15-2A	6.00%		10/25/2035	2,450,497
3,274,456	Residential Accredit Loans, Inc., Series 2005-QS15-3A	6.00%		10/25/2035	3,220,406
3,321,745	Residential Accredit Loans, Inc., Series 2005-QS16-A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	3.10%		11/25/2035	2,712,877
3,321,171	Residential Accredit Loans, Inc., Series 2005-QS16-A2 (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	2.40%	I/F I/O	11/25/2035	345,045
1,659,795	Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	1,637,908
1,150,153	Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	1,134,986
4,810,437	Residential Accredit Loans, Inc., Series 2005-QS17-A11	6.00%		12/25/2035	4,747,003
3,419,107	Residential Accredit Loans, Inc., Series 2005-QS17-A2 (1 Month LIBOR USD + 0.85%, 0.85% Floor, 6.00% Cap)	3.25%		12/25/2035	2,744,238
3,419,107	Residential Accredit Loans, Inc., Series 2005-QS17-A4 (-1 x 1 Month LIBOR USD + 5.15%, 5.15% Cap)	2.75%	I/F I/O	12/25/2035	394,263
2,751,119	Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	2,714,841
1,338,945	Residential Accredit Loans, Inc., Series 2005-QS5-A3	5.70%		04/25/2035	1,367,067
1,065,219	Residential Accredit Loans, Inc., Series 2005-QS9-A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	2.90%		06/25/2035	924,469
2,586,856	Residential Accredit Loans, Inc., Series 2005-QS9-A4 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.60%	I/F I/O	06/25/2035	309,864
1,321,229	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	1,217,789
8,948,436	Residential Accredit Loans, Inc., Series 2006-QS11-1A1	6.50%		08/25/2036	8,409,013
1,723,778	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	1,271,457
3,696,991	Residential Accredit Loans, Inc., Series 2006-QS12-2A18	5.75%		09/25/2036	3,574,397
5,537,663	Residential Accredit Loans, Inc., Series 2006-QS14-A18	6.25%		11/25/2036	5,050,710
2,580,600	Residential Accredit Loans, Inc., Series 2006-QS15-A1	6.50%		10/25/2036	2,479,760
1,181,897	Residential Accredit Loans, Inc., Series 2006-QS16-A10	6.00%		11/25/2036	1,088,887
4,202,637	Residential Accredit Loans, Inc., Series 2006-QS16-A11	6.00%		11/25/2036	3,871,909
1,226,797	Residential Accredit Loans, Inc., Series 2006-QS16-A7	6.00%		11/25/2036	1,130,254
1,325,699	Residential Accredit Loans, Inc., Series 2006-QS16-A8	6.00%		11/25/2036	1,221,372
524,604	Residential Accredit Loans, Inc., Series 2006-QS16-A9	6.00%		11/25/2036	483,320
2,370,111	Residential Accredit Loans, Inc., Series 2006-QS17-A4	6.00%		12/25/2036	2,232,475
13,167,310	Residential Accredit Loans, Inc., Series 2006-QS17-A5	6.00%		12/25/2036	12,402,663
1,431,243	Residential Accredit Loans, Inc., Series 2006-QS1-A6 (-8 x 1 Month LIBOR USD + 42.86%, 42.86% Cap)	24.42%	I/F	01/25/2036	2,568,974
9,245,575	Residential Accredit Loans, Inc., Series 2006-QS3-1A11	6.00%		03/25/2036	8,975,025
2,115,278	Residential Accredit Loans, Inc., Series 2006-QS4-A8 (-790 x 1 Month LIBOR USD + 5143.00%, 0.10% Floor, 8.00% Cap)	8.00%	I/F	04/25/2036	2,109,811
5,840,550	Residential Accredit Loans, Inc., Series 2006-QS5-A3	6.00%		05/25/2036	5,624,555
17,407,037	Residential Accredit Loans, Inc., Series 2006-QS5-A4	6.00%		05/25/2036	16,763,290
2,296,479	Residential Accredit Loans, Inc., Series 2006-QS6-1A16	6.00%		06/25/2036	2,144,436
3,777,230	Residential Accredit Loans, Inc., Series 2006-QS6-1A2	6.00%		06/25/2036	3,527,150
7,749,788	Residential Accredit Loans, Inc., Series 2006-QS8-A1	6.00%		08/25/2036	7,214,190
13,439,264	Residential Accredit Loans, Inc., Series 2006-QS8-A5 (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	3.15%	I/F I/O	08/25/2036	1,752,270
5,023,746	Residential Accredit Loans, Inc., Series 2006-QS9-1A6 (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	2.90%	I/F I/O	07/25/2036	721,868
30,540,407	Residential Accredit Loans, Inc., Series 2007-QH5-AII (1 Month LIBOR USD + 0.23%, 0.23% Floor)	2.63%		06/25/2037	17,092,079
4,605,109	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	4,120,220
15,567,273	Residential Accredit Loans, Inc., Series 2007-QS1-1A2 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.05%	I/F I/O	01/25/2037	1,885,110
1,567,011	Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	1,494,713
3,808,103	Residential Accredit Loans, Inc., Series 2007-QS1-2A10	6.00%		01/25/2037	3,576,882
5,701,710	Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	5,325,412
25,981,041	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	24,735,749
4,142,839	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	3,888,343
6,723,583	Residential Accredit Loans, Inc., Series 2007-QS4-3A3	6.00%		03/25/2037	6,331,058
3,070,610	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	2,840,176
1,266,752	Residential Accredit Loans, Inc., Series 2007-QS5-A5 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 7.00% Cap)	2.70%		03/25/2037	951,854
4,207,172	Residential Accredit Loans, Inc., Series 2007-QS5-A8 (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	4.30%	I/F I/O	03/25/2037	749,447
3,232,223	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	3,061,660
1,039,254	Residential Accredit Loans, Inc., Series 2007-QS6-A13 (-8 x 1 Month LIBOR USD + 55.00%, 55.00% Cap)	34.96%	I/F	04/25/2037	2,124,435
4,628,291	Residential Accredit Loans, Inc., Series 2007-QS6-A45	5.75%		04/25/2037	4,384,057
7,376,065	Residential Accredit Loans, Inc., Series 2007-QS6-A6	6.25%		04/25/2037	7,167,086
509,441	Residential Accredit Loans, Inc., Series 2007-QS6-A77 (-8 x 1 Month LIBOR USD + 55.83%, 55.83% Cap)	35.80%	I/F	04/25/2037	1,056,536
7,160,514	Residential Accredit Loans, Inc., Series 2007-QS7-2A1	6.75%		06/25/2037	4,930,179
25,590,447	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	24,136,823
2,909,656	Residential Asset Mortgage Products, Inc., Series 2004-RS7-A3	4.69%	#	07/25/2034	2,818,383
2,925,669	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.91%		01/25/2035	2,974,166
23,212,228	Residential Asset Mortgage Products, Inc., Series 2006-RS2-A3A (1 Month LIBOR USD + 0.30%, 0.30% Floor, 14.00% Cap)	2.70%		03/25/2036	22,897,816
3,871,668	Residential Asset Mortgage Products, Inc., Series 2006-RZ3-A3 (1 Month LIBOR USD + 0.29%, 0.29% Floor, 14.00% Cap)	2.69%		08/25/2036	3,880,881
8,616,627	Residential Asset Mortgage Products, Inc., Series 2006-RZ5-A3 (1 Month LIBOR USD + 0.25%, 0.25% Floor, 14.00% Cap)	2.65%		08/25/2046	8,609,846
27,100,365	Residential Asset Securities Corporation, Series 2005-KS11-M2 (1 Month LIBOR USD + 0.42%, 0.42% Floor, 14.00% Cap)	2.82%		12/25/2035	27,200,084
4,077,296	Residential Asset Securities Corporation, Series 2006-EMX5-A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 14.00% Cap)	2.56%		07/25/2036	3,916,107
30,177,426	Residential Asset Securities Corporation, Series 2007-EMX1-A13 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 14.00% Cap)	2.60%		01/25/2037	27,533,929
15,908,606	Residential Asset Securities Corporation, Series 2007-KS3-AI3 (1 Month LIBOR USD + 0.25%, 0.25% Floor, 14.00% Cap)	2.65%		04/25/2037	15,827,455
5,565,375	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	4,171,554
2,541,555	Residential Asset Securitization Trust, Series 2005-A12-A7 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.60%	I/F I/O	11/25/2035	377,187
2,331,494	Residential Asset Securitization Trust, Series 2005-A12-A8 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 5.50% Cap)	2.95%		11/25/2035	1,642,483
21,195,851	Residential Asset Securitization Trust, Series 2005-A13-2A1	5.50%		10/25/2035	15,315,166
9,451,516	Residential Asset Securitization Trust, Series 2005-A15-5A3	5.75%		02/25/2036	6,665,737
10,077,600	Residential Asset Securitization Trust, Series 2005-A16-A1	5.00%		02/25/2036	6,983,432
1,817,233	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	1,552,137
4,479,348	Residential Asset Securitization Trust, Series 2005-A8CB-A11	6.00%		07/25/2035	4,111,251
4,499,244	Residential Asset Securitization Trust, Series 2005-A8CB-A2 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.60%	I/F I/O	07/25/2035	684,749
5,695,614	Residential Asset Securitization Trust, Series 2006-A10-A5	6.50%		09/25/2036	3,894,586
813,895	Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	600,255
7,948,917	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	5,230,690
7,982,395	Residential Asset Securitization Trust, Series 2006-A13-A1	6.25%		12/25/2036	4,847,956
13,765,989	Residential Asset Securitization Trust, Series 2006-A1-3A2	6.00%		04/25/2036	11,204,331
14,640,938	Residential Asset Securitization Trust, Series 2006-A14C-2A6 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.85%		12/25/2036	3,512,528
32,310,354	Residential Asset Securitization Trust, Series 2006-A14C-2A7 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.15%	I/F I/O	12/25/2036	9,079,171
6,894,228	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	4,981,828
4,773,150	Residential Asset Securitization Trust, Series 2006-A2-A4	6.00%		01/25/2046	3,449,118
580,860	Residential Asset Securitization Trust, Series 2006-A4-2A5	6.00%		05/25/2036	570,000
4,423,455	Residential Asset Securitization Trust, Series 2006-A4-2A9	6.00%		05/25/2036	4,340,756
3,819,347	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	3,404,823
5,750,654	Residential Asset Securitization Trust, Series 2006-R1-A1 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	18.78%	I/F	01/25/2046	10,309,847
29,623,008	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	26,264,778
926,065	Residential Asset Securitization Trust, Series 2007-A3-1A2 (-8 x 1 Month LIBOR USD + 46.38%, 46.38% Cap)	27.95%	I/F	04/25/2037	2,073,990
22,920,198	Residential Asset Securitization Trust, Series 2007-A5-1A4 (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.70%	I/F I/O	05/25/2037	4,538,731
5,900,154	Residential Asset Securitization Trust, Series 2007-A5-1A6 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	2.80%		05/25/2037	979,814
6,078,645	Residential Asset Securitization Trust, Series 2007-A5-2A3	6.00%		05/25/2037	5,279,496
2,663,960	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	2,313,733
11,019,222	Residential Asset Securitization Trust, Series 2007-A6-1A2	6.00%		06/25/2037	9,731,023
8,581,985	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	5,600,785
37,749,081	Residential Asset Securitization Trust, Series 2007-A7-A2	6.00%		07/25/2037	24,635,851
16,725,821	Residential Asset Securitization Trust, Series 2007-A7-A6	6.00%		07/25/2037	10,915,625
2,517,451	Residential Funding Mortgage Securities Trust, Series 2005-S9-A10	6.25%		12/25/2035	2,634,602
6,760,222	Residential Funding Mortgage Securities Trust, Series 2005-S9-A6	5.75%		12/25/2035	6,898,416
501,484	Residential Funding Mortgage Securities Trust, Series 2005-S9-A8	5.50%		12/25/2035	505,477
8,588,077	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A1	6.00%		10/25/2036	8,185,740
15,252,033	Residential Funding Mortgage Securities Trust, Series 2006-S11-A1	6.00%		11/25/2036	15,285,712
2,805,154	Residential Funding Mortgage Securities Trust, Series 2006-S5-A12	6.00%		06/25/2036	2,774,296
192,053	Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	189,940
4,757,594	Residential Funding Mortgage Securities Trust, Series 2006-S9-A1	6.25%		09/25/2036	4,706,056
6,766,236	Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	6,688,580
3,263,277	Residential Funding Mortgage Securities Trust, Series 2007-S2-A1	6.00%		02/25/2037	3,128,509
3,676,441	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	3,524,610
6,863,494	Residential Funding Mortgage Securities Trust, Series 2007-S2-A5	6.00%		02/25/2037	6,580,044
1,072,535	Residential Funding Mortgage Securities Trust, Series 2007-S2-A9	6.00%		02/25/2037	1,028,242
3,001,527	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	2,841,717
4,437,319	Residential Funding Mortgage Securities Trust, Series 2007-S4-A1	6.00%		04/25/2037	4,351,941
2,485,030	Residential Funding Mortgage Securities Trust, Series 2007-S4-A2	6.00%		04/25/2037	2,437,215
22,360,692	Residential Funding Mortgage Securities Trust, Series 2007-S5-A1	6.00%		05/25/2037	22,876,111
6,480,217	Residential Funding Mortgage Securities Trust, Series 2007-S5-A8	6.00%		05/25/2037	6,629,587
3,503,879	Residential Funding Mortgage Securities Trust, Series 2007-S6-2A4	6.00%		06/25/2037	3,318,228
17,885,435	Residential Funding Mortgage Securities Trust, Series 2007-S7-A20	6.00%		07/25/2037	17,622,140
8,804,957	Residential Funding Mortgage Securities Trust, Series 2007-S8-1A1	6.00%		09/25/2037	8,169,276
1,656,531	Residential Funding Mortgage Securities Trust, Series 2007-SA1-4A	5.35%	#	02/25/2037	1,383,010
6,983,273	Residential Funding Mortgage Securities Trust, Series 2007-SA2-2A1	4.90%	#	04/25/2037	6,764,390
17,000,599	RMAT LLC, Series 2015-PR2-A1	9.85%	^	11/25/2035	16,720,836
33,832,633	Saxon Asset Securities Trust, Series 2006-3-A3 (1 Month LIBOR USD + 0.17%, 0.17% Floor, 12.25% Cap)	2.57%		10/25/2046	33,301,927
298,651,562	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	3.70%	#^	02/25/2054	273,376,292
58,124,692	Securitized Mortgage Asset Loan Trust, Series 2015-2-PC	0.00%	#^	12/26/2059	57,745,899
84,497,721	Securitized Mortgage Asset Loan Trust, Series 2015-3-PC	0.00%	#^	10/25/2044	83,863,093
150,706	Sequoia Mortgage Trust, Series 2003-4-2A1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap)	2.73%		07/20/2033	148,218
8,319,146	Sequoia Mortgage Trust, Series 2013-2-A	1.87%	#	02/25/2043	7,770,386
55,266,240	Sequoia Mortgage Trust, Series 2015-4-A1	3.00%	#^	11/25/2030	56,014,705
13,157,821	SG Mortgage Securities Trust, Series 2006-FRE1-A1A (1 Month LIBOR USD + 0.17%, 0.17% Floor)	2.57%		02/25/2036	12,354,490
50,252,717	Silver Hill Trust, Series 2018-SBC1-A1	5.19%	^§	10/28/2033	50,630,517
23,737,902	Soundview Home Loan Trust, Series 2007-NS1-A3 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	2.60%		01/25/2037	23,451,283
4,967,593	Soundview Home Loan Trust, Series 2007-OPT1-2A2 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	2.55%		06/25/2037	3,532,072
9,420,788	Soundview Home Loan Trust, Series 2007-OPT3-1A1 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	2.57%		08/25/2037	8,690,321
27,342,533	Soundview Home Loan Trust, Series 2007-OPT4-1A1 (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.40%		09/25/2037	22,062,009
15,649,370	Stanwich Mortgage Loan Trust, Series 2018-NPB1-A1	4.02%	^§	05/16/2023	15,756,180
6,908,947	STARM Mortgage Loan Trust, Series 2007-2-1A1	4.52%	#	04/25/2037	5,095,692
3,279,358	STARM Mortgage Loan Trust, Series 2007-3-1A1	4.73%	#	06/25/2037	3,038,358
2,339,128	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-8A	4.33%	#	09/25/2034	2,380,965
4,734,296	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	4.53%	#	12/25/2035	4,557,926
4,494,850	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12-2A1	4.23%	#	01/25/2037	4,124,829
2,107,718	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-8A1	4.43%	#	02/25/2036	1,660,667
2,669,674	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-6-3A1	4.19%	#	07/25/2036	2,078,372
106,979,623	Structured Asset Investment Loan Trust, Series 2006-3-A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	2.56%		06/25/2036	82,611,302
17,441,025	Structured Asset Mortgage Investments Trust, Series 2006-AR3-12A2 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 10.50% Cap)	2.60%		05/25/2036	16,781,076
105,646,605	Structured Asset Securities Corporation Mortgage Loan Trust, Series 2006-BC4-A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	2.56%		12/25/2036	78,605,142
2,087,776	Structured Asset Securities Corporation, Series 2003-24A-1A3	4.52%	#	07/25/2033	2,134,455
4,474,659	Structured Asset Securities Corporation, Series 2003-35-1A1	5.18%	#	12/25/2033	4,792,734
13,729,854	Structured Asset Securities Corporation, Series 2005-10-1A1	5.75%		06/25/2035	13,403,951
327,460	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	332,166
4,042,449	Structured Asset Securities Corporation, Series 2005-16-1A2	5.50%		09/25/2035	4,109,322
4,044,080	Structured Asset Securities Corporation, Series 2005-16-3A1	6.00%		09/25/2035	3,073,496
12,267,898	Structured Asset Securities Corporation, Series 2005-5-3A1	6.00%		04/25/2035	10,802,722
40,962,982	Structured Asset Securities Corporation, Series 2006-BC4-A4 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	2.57%		12/25/2036	39,936,724
88,872,033	Structured Asset Securities Corporation, Series 2007-4-1A3 (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.69%	^I/F I/O Þ	03/28/2045	12,611,795
23,153,711	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	2.59%	^	03/25/2037	20,444,629
572,668	Suntrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	572,700
914,585	Suntrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	750,243
396,027	Thornburg Mortgage Securities Trust, Series 2003-6-A2 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.50% Cap)	2.90%		12/25/2033	373,829
4,729,108	Thornburg Mortgage Securities Trust, Series 2004-4-5A	3.85%	#	12/25/2044	4,751,866
13,671,100	Thornburg Mortgage Securities Trust, Series 2007-1-A1 (12 Month LIBOR USD + 1.30%, 0.11% Floor, 10.75% Cap)	3.50%		03/25/2037	13,297,096
3,173,656	Thornburg Mortgage Securities Trust, Series 2007-1-A2A (12 Month LIBOR USD + 1.30%, 0.11% Floor, 10.75% Cap)	3.50%		03/25/2037	2,950,992
65,000,000	Toorak Mortgage Corporation Ltd., Series 2019-1-A1	4.46%	^§	03/25/2022	66,490,450
4,084,502	Towd Point Mortgage Trust, Series 2015-1-AES	3.00%	#^	10/25/2053	4,097,108
4,246,727	Towd Point Mortgage Trust, Series 2015-2-1A12	2.75%	#^	11/25/2060	4,275,451
237,368,223	Towd Point Mortgage Trust, Series 2019-1-A1	3.75%	#^	03/25/2058	248,081,601
37,378,873	VCAT LLC, Series 2019-NPL1-A1	4.36%	^§	02/25/2049	37,968,308
3,702,570	Velocity Commercial Capital Loan Trust, Series 2016-1-AFX	3.53%	#^	04/25/2046	3,696,142
34,048,887	Velocity Commercial Capital Loan Trust, Series 2017-2-AFX	3.07%	#^	11/25/2047	34,309,297
35,739,627	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05%	#^	10/26/2048	36,595,091
85,106,799	Velocity Commercial Capital Loan Trust, Series 2019-1-A	3.76%	#^	03/25/2049	86,727,173
52,198,894	Vericrest Opportunity Loan Trust, Series 2019-NPL3-A1	3.97%	^§	03/25/2049	52,706,444
28,352,631	Verus Securitization Trust, Series 2018-INV1-A1	3.63%	#^	03/25/2058	28,804,912
47,955,592	VOLT LLC, Series 2017-NPL9-A1	3.13%	^§	09/25/2047	48,186,566
99,474,137	VOLT LLC, Series 2018-NPL1-A1	3.75%	^§	04/25/2048	100,083,038
135,033,420	VOLT LLC, Series 2018-NPL5-A1A	4.21%	^§	08/25/2048	136,654,280
78,401,006	VOLT LLC, Series 2018-NPL6-A1A	4.11%	^§	09/25/2048	79,341,018
161,859,467	VOLT LLC, Series 2018-NPL8-A1A	4.21%	^§	10/26/2048	163,268,745
58,143,357	VOLT LLC, Series 2019-NPL1-A1A	4.34%	^§	01/25/2049	59,098,024
17,294,807	WaMu Asset-Backed Certificates Trust, Series 2007-HE4-1A (1 Month LIBOR USD + 0.17%, 0.17% Floor)	2.57%		07/25/2047	13,641,791
6,008,638	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	5,766,922
2,233,317	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-4-5A1	5.50%		06/25/2035	2,185,339
865,588	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB12 (-11 x 1 Month LIBOR USD + 50.60%, 50.60% Cap)	24.15%	I/F	07/25/2035	1,619,487
2,802,986	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB6 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.50% Cap)	3.00%		07/25/2035	2,503,162
751,405	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6-2A7	5.50%		08/25/2035	731,743
10,569,014	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-2CB6 (1 Month LIBOR USD + 1.45%, 1.45% Floor, 6.00% Cap)	3.85%		08/25/2035	9,904,341
960,820	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-2CB7 (-11 x 1 Month LIBOR USD + 50.05%, 50.05% Cap)	23.60%	I/F	08/25/2035	1,608,325
4,068,105	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-3CB	6.50%		08/25/2035	3,830,906
10,913,567	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-8-1A2	5.50%		10/25/2035	10,716,675
8,576,679	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-2A2	5.50%		11/25/2035	8,562,662
2,346,088	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-CX	5.50%	I/O	11/25/2035	493,222
3,071,542	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	2,920,344
1,555,121	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A2	5.75%		02/25/2036	1,478,570
1,320,923	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A7	5.75%		02/25/2036	1,255,900
3,700,990	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-3-3CB4	6.00%		04/25/2036	3,458,898
2,211,798	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A8	5.75%		07/25/2036	2,009,531
4,064,064	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB1	6.00%		07/25/2036	3,376,071
7,382,050	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	6,132,366
16,116,406	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-3A3	6.22%	ß	07/25/2036	6,969,802
6,716,099	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-3A5	6.45%	ß	07/25/2036	2,903,330
3,606,926	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-9-A7	4.66%	ß	10/25/2036	1,908,372
7,682,409	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-1A1	3.85%	#	09/25/2036	7,429,139
12,898,309	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15-1A (12 Month US Treasury Average + 0.84%, 0.84% Floor)	3.34%		11/25/2046	12,080,405
9,864,923	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR4-2A (12 Month US Treasury Average + 0.95%, 0.95% Floor)	3.45%		06/25/2046	8,199,421
7,798,371	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR5-4A (12 Month US Treasury Average + 0.99%, 0.99% Floor)	3.49%		06/25/2046	6,891,600
1,020,936	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6-2A3	3.73%	#	08/25/2036	971,760
11,946,970	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A2	6.00%		04/25/2037	10,889,048
12,223,645	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	11,141,223
5,693,809	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A2	6.00%		04/25/2037	5,668,051
7,720,645	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A3	6.00%		04/25/2037	7,685,718
6,433,194	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	6,549,982
354,158	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11 (-6 x 1 Month LIBOR USD + 39.48%, 39.48% Cap)	25.05%	I/F	06/25/2037	676,561
8,853,953	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A6	6.00%		06/25/2037	9,201,038
12,582,350	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3-4A1	4.27%	#	03/25/2037	12,685,588
14,368,945	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5-1A1	3.68%	#	05/25/2037	13,814,671
12,517,812	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6-2A3	3.81%	#	06/25/2037	12,093,682
10,112,242	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OC1-A2 (1 Month LIBOR USD + 0.12%, 0.12% Floor)	2.52%		01/25/2047	9,235,603
1,333,282	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A10	6.00%		03/25/2037	1,271,713
5,854,145	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A3	6.00%		03/25/2037	5,583,813
5,047,554	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A5	6.00%		03/25/2037	4,814,468
8,272,688	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A6	6.00%		03/25/2037	7,890,672
33,595,926	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	34,254,997
4,889,515	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.00% Cap)	2.75%		06/25/2037	3,505,768
7,203,013	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A2 (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.25%	I/F I/O	06/25/2037	980,727
490,344	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	477,650
10,620,510	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	10,629,911
4,219,597	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A4	6.00%		07/25/2037	4,223,332
9,133,955	Wells Fargo Alternative Loan Trust, Series 2007-PA3-3A1	6.25%		07/25/2037	8,824,520
58,988,268	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	58,861,974
11,724,195	Wells Fargo Alternative Loan Trust, Series 2007-PA6-A1	4.72%	#	12/28/2037	11,697,474
7,360,596	Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y-3A3	4.91%	#	11/25/2034	7,690,622
13,872,799	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	13,857,744
1,397,874	Wells Fargo Mortgage Backed Securities Trust, Series 2005-8-A1	5.50%		10/25/2035	1,462,829
843,692	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	4.90%	#	10/25/2035	863,933
2,356,455	Wells Fargo Mortgage Backed Securities Trust, Series 2006-12-A3	6.00%		10/25/2036	2,391,333
3,112,977	Wells Fargo Mortgage Backed Securities Trust, Series 2006-14-A1	6.00%		10/25/2036	3,120,742
4,013,270	Wells Fargo Mortgage Backed Securities Trust, Series 2006-15-A1	6.00%		11/25/2036	4,051,562
43,536	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-1A4 (-3 x 1 Month LIBOR USD + 19.39%, 19.39% Cap)	12.78%	I/F	03/25/2036	52,348
1,827,621	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	1,815,098
12,436,535	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A11	5.50%		03/25/2036	12,677,349
2,771,599	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A6	5.50%		03/25/2036	2,720,164
126,452	Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-2A2	5.50%		04/25/2036	125,103
1,663,002	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap)	2.80%		05/25/2036	1,498,180
1,663,002	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A2 (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	4.70%	I/F I/O	05/25/2036	197,092
1,805,534	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A1	0.00%	P/O	08/25/2036	1,301,053
1,805,534	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A2	6.00%	I/O	08/25/2036	388,647
5,517,105	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12-1A1	4.76%	#	09/25/2036	5,633,187
2,435,557	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13-A2	4.70%	#	09/25/2036	2,475,448
3,121,335	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	5.22%	#	04/25/2036	3,104,282
930,703	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A18	6.00%		07/25/2037	944,337
1,568,834	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	1,539,808
942,882	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A14	6.00%		08/25/2037	954,578
1,881,894	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A36	6.00%		08/25/2037	1,905,239
1,337,404	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	1,353,994
17,782,263	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	17,793,217
10,574,458	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A1	6.00%		03/25/2037	10,426,728
611,977	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A18	5.75%		03/25/2037	599,477
1,378,333	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A9	6.00%		03/25/2037	1,359,077
259,037	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-3A2	5.25%		03/25/2037	269,983
1,179,112	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A3	6.00%		04/25/2037	1,213,578
1,031,967	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A11	6.50%		04/25/2037	1,068,792
3,964,137	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A15	6.00%		04/25/2037	4,032,971
2,338,228	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A3	6.00%		04/25/2037	2,378,829
2,465,975	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A8	6.00%		04/25/2037	2,508,794
2,476,546	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6-A4	6.00%		05/25/2037	2,512,506
1,183,414	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6-A6	6.00%		05/25/2037	1,200,598
4,057,857	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	4,171,197
282,216	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	287,420
9,137,995	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A34	6.00%		06/25/2037	9,393,229
2,475,014	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	2,544,144
841,713	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A43 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	2.90%		06/25/2037	741,079
2,299,542	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A49	6.00%		06/25/2037	2,363,771
973,505	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A8 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	2.90%		06/25/2037	857,114
439,165	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A9 (-6 x 1 Month LIBOR USD + 39.00%, 39.00% Cap)	24.57%	I/F	06/25/2037	724,075
724,023	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A13 (1 Month LIBOR USD + 0.37%, 0.37% Floor, 7.00% Cap)	2.77%		07/25/2037	665,153
724,023	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A14 (-6 x 1 Month LIBOR USD + 39.78%, 39.78% Cap)	25.35%	I/F	07/25/2037	1,073,580
11,765,371	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A16	6.00%		07/25/2037	11,915,370
7,850,851	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A2	6.00%		07/25/2037	7,950,943
1,109,882	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A20	6.00%		07/25/2037	1,124,033
9,916,069	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A22	6.00%		07/25/2037	10,042,503
3,451,170	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A3	6.00%		07/25/2037	3,495,172
4,460,974	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-2A9	6.00%		07/25/2037	4,918,573
32,031,765	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR9-A1	4.86%	#	12/28/2037	31,884,207
12,477,267	WinWater Mortgage Loan Trust, Series 2015-4-A5	3.50%	#^	06/20/2045	12,578,059

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $14,091,161,469)					14,175,235,055

US Government and Agency Mortgage Backed Obligations - 44.3%
6,101,052	Federal Home Loan Mortgage Corporation, Pool G08800	3.50%		02/01/2048	6,286,783
31,245,053	Federal Home Loan Mortgage Corporation, Pool G16072	3.00%		02/01/2032	32,004,232
59,208,178	Federal Home Loan Mortgage Corporation, Pool T65492	3.00%		06/01/2048	59,286,723
7,058,035	Federal Home Loan Mortgage Corporation, Pool C03490	4.50%		08/01/2040	7,588,265
43,042,418	Federal Home Loan Mortgage Corporation, Pool C91388	3.50%		02/01/2032	44,669,257
22,764,170	Federal Home Loan Mortgage Corporation, Pool C91403	3.50%		03/01/2032	23,624,654
21,916,866	Federal Home Loan Mortgage Corporation, Pool C91413	3.50%		12/01/2031	22,745,191
11,052,771	Federal Home Loan Mortgage Corporation, Pool C91417	3.50%		01/01/2032	11,470,528
45,945,212	Federal Home Loan Mortgage Corporation, Pool C91447	3.50%		05/01/2032	47,682,102
52,886,026	Federal Home Loan Mortgage Corporation, Pool C91594	3.00%		01/01/2033	53,884,873
15,540,728	Federal Home Loan Mortgage Corporation, Pool C91596	3.00%		02/01/2033	15,834,242
8,077,794	Federal Home Loan Mortgage Corporation, Pool D98901	3.50%		01/01/2032	8,383,076
21,218,303	Federal Home Loan Mortgage Corporation, Pool D98923	3.50%		01/01/2032	22,019,940
20,207,140	Federal Home Loan Mortgage Corporation, Pool D99724	3.00%		11/01/2032	20,588,777
16,793,068	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	18,267,230
3,459,830	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	3,759,542
17,638,286	Federal Home Loan Mortgage Corporation, Pool G07801	4.00%		10/01/2044	18,594,756
33,063,857	Federal Home Loan Mortgage Corporation, Pool G07862	4.00%		01/01/2044	34,849,217
38,510,767	Federal Home Loan Mortgage Corporation, Pool G07905	4.00%		01/01/2042	40,645,605
67,551,336	Federal Home Loan Mortgage Corporation, Pool G08534	3.00%		06/01/2043	68,695,301
21,914,838	Federal Home Loan Mortgage Corporation, Pool G08537	3.00%		07/01/2043	22,302,945
53,112,772	Federal Home Loan Mortgage Corporation, Pool G08614	3.00%		11/01/2044	54,008,837
61,313,366	Federal Home Loan Mortgage Corporation, Pool G08619	3.00%		12/01/2044	62,309,932
82,368,961	Federal Home Loan Mortgage Corporation, Pool G08622	3.00%		01/01/2045	83,690,811
157,307,820	Federal Home Loan Mortgage Corporation, Pool G08626	3.00%		02/01/2045	159,799,886
85,813,953	Federal Home Loan Mortgage Corporation, Pool G08631	3.00%		03/01/2045	87,138,056
220,418,159	Federal Home Loan Mortgage Corporation, Pool G08635	3.00%		04/01/2045	223,773,820
64,778,674	Federal Home Loan Mortgage Corporation, Pool G08640	3.00%		05/01/2045	65,758,211
338,646,373	Federal Home Loan Mortgage Corporation, Pool G08648	3.00%		06/01/2045	343,732,306
65,431,487	Federal Home Loan Mortgage Corporation, Pool G08653	3.00%		07/01/2045	66,400,720
36,498,382	Federal Home Loan Mortgage Corporation, Pool G08658	3.00%		08/01/2045	37,039,038
43,702,424	Federal Home Loan Mortgage Corporation, Pool G08670	3.00%		10/01/2045	44,336,320
515,209,913	Federal Home Loan Mortgage Corporation, Pool G08675	3.00%		11/01/2045	522,629,904
216,517,551	Federal Home Loan Mortgage Corporation, Pool G08680	3.00%		12/01/2045	219,613,527
87,874,535	Federal Home Loan Mortgage Corporation, Pool G08686	3.00%		01/01/2046	89,131,873
203,144,804	Federal Home Loan Mortgage Corporation, Pool G08692	3.00%		02/01/2046	206,009,717
67,814,590	Federal Home Loan Mortgage Corporation, Pool G08705	3.00%		05/01/2046	68,753,506
6,827,451	Federal Home Loan Mortgage Corporation, Pool G08741	3.00%		01/01/2047	6,910,372
60,678,769	Federal Home Loan Mortgage Corporation, Pool G60251	3.50%		10/01/2045	63,039,215
192,211,707	Federal Home Loan Mortgage Corporation, Pool G60393	3.50%		01/01/2046	199,309,182
30,384,598	Federal Home Loan Mortgage Corporation, Pool J22834	2.50%		03/01/2028	30,666,914
58,698,255	Federal Home Loan Mortgage Corporation, Pool Q13637	3.00%		11/01/2042	59,737,669
59,189,779	Federal Home Loan Mortgage Corporation, Pool Q13638	3.00%		11/01/2042	60,237,848
95,158,342	Federal Home Loan Mortgage Corporation, Pool Q16672	3.00%		03/01/2043	96,843,509
5,627,903	Federal Home Loan Mortgage Corporation, Pool Q23595	4.00%		12/01/2043	5,968,132
7,377,662	Federal Home Loan Mortgage Corporation, Pool Q24052	4.00%		01/01/2044	7,823,707
6,062,136	Federal Home Loan Mortgage Corporation, Pool Q24172	4.00%		01/01/2044	6,428,398
5,901,237	Federal Home Loan Mortgage Corporation, Pool Q24979	4.00%		02/01/2044	6,257,820
42,894,935	Federal Home Loan Mortgage Corporation, Pool Q31596	3.50%		02/01/2045	44,280,803
15,855,347	Federal Home Loan Mortgage Corporation, Pool Q32861	3.50%		04/01/2045	16,404,265
41,824,487	Federal Home Loan Mortgage Corporation, Pool Q32921	3.50%		04/01/2045	43,175,776
27,532,585	Federal Home Loan Mortgage Corporation, Pool Q39502	3.50%		03/01/2046	28,549,263
85,388,929	Federal Home Loan Mortgage Corporation, Pool Q44073	3.00%		09/01/2046	86,544,859
5,661,937	Federal Home Loan Mortgage Corporation, Pool T60392	4.00%		10/01/2041	5,914,640
5,857,762	Federal Home Loan Mortgage Corporation, Pool T60681	4.00%		05/01/2042	6,036,125
19,883,515	Federal Home Loan Mortgage Corporation, Pool T60782	3.50%		07/01/2042	20,214,984
32,212,153	Federal Home Loan Mortgage Corporation, Pool T60853	3.50%		09/01/2042	32,749,093
25,645,551	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	26,070,237
2,779,988	Federal Home Loan Mortgage Corporation, Pool T65110	3.50%		10/01/2042	2,826,025
3,993,132	Federal Home Loan Mortgage Corporation, Pool T69016	5.00%		06/01/2041	4,146,819
24,128,183	Federal Home Loan Mortgage Corporation, Pool T69050	3.50%		05/01/2046	24,527,964
527,064	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	557,542
132,524,666	Federal Home Loan Mortgage Corporation, Pool V81821	3.00%		08/01/2045	134,787,951
37,156,409	Federal Home Loan Mortgage Corporation, Pool V82117	3.00%		12/01/2045	37,791,030
40,540,913	Federal Home Loan Mortgage Corporation, Pool V82209	3.50%		02/01/2046	42,037,958
14,190,212	Federal Home Loan Mortgage Corporation, Pool V82248	3.50%		03/01/2046	14,742,109
210,876,962	Federal Home Loan Mortgage Corporation, Pool Z40117	3.00%		04/01/2045	214,184,118
7,706,077	Federal Home Loan Mortgage Corporation, Series 4050-ND	2.50%		09/15/2041	7,687,538
45,590,403	Federal Home Loan Mortgage Corporation, Series 4510-HB	2.00%		03/15/2040	45,209,768
64,205,779	Federal Home Loan Mortgage Corporation, Series 4763-QA	3.00%		06/15/2043	65,108,513
65,376,855	Federal Home Loan Mortgage Corporation, Series 4766-JA	3.00%		07/15/2044	66,563,961
498,317,944	Federal Home Loan Mortgage Corporation, Series 4791-JT	3.00%		05/15/2048	504,642,994
30,519,334	Federal Home Loan Mortgage Corporation, Series 4791-LO	0.00%	P/O	05/15/2048	26,974,525
92,274,760	Federal Home Loan Mortgage Corporation, Series 4791-PO	0.00%	P/O	05/15/2048	81,230,652
108,487,534	Federal Home Loan Mortgage Corporation, Series 4792-A	3.00%		05/15/2048	109,474,380
46,630,028	Federal Home Loan Mortgage Corporation, Series 4795-AO	0.00%	P/O	05/15/2048	41,385,315
59,428,543	Federal Home Loan Mortgage Corporation, Series 2015-SC02-1A	3.00%		09/25/2045	59,706,579
39,915,989	Federal Home Loan Mortgage Corporation, Series 2016-SC01-1A	3.00%		07/25/2046	40,045,924
1,076,075	Federal Home Loan Mortgage Corporation, Series 2519-ZD	5.50%		11/15/2032	1,183,875
627,203	Federal Home Loan Mortgage Corporation, Series 2596-ZL	5.00%		04/15/2033	666,908
38,136,523	Federal Home Loan Mortgage Corporation, Series 267-30	3.00%		08/15/2042	38,521,918
389,350	Federal Home Loan Mortgage Corporation, Series 2684-ZN	4.00%		10/15/2033	412,080
74,529,015	Federal Home Loan Mortgage Corporation, Series 269-30	3.00%		08/15/2042	75,345,660
30,621,736	Federal Home Loan Mortgage Corporation, Series 274-30	3.00%		08/15/2042	31,371,860
2,583,351	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	2,778,080
94,432,133	Federal Home Loan Mortgage Corporation, Series 280-30	3.00%		09/15/2042	95,547,643
6,634,551	Federal Home Loan Mortgage Corporation, Series 2825-PZ	5.50%		07/15/2034	7,447,475
22,411,189	Federal Home Loan Mortgage Corporation, Series 284-300	3.00%		10/15/2042	22,842,197
4,142,227	Federal Home Loan Mortgage Corporation, Series 2898-JZ	5.00%		12/15/2034	4,475,028
9,562,082	Federal Home Loan Mortgage Corporation, Series 2899-AZ	5.00%		12/15/2034	10,322,386
6,900,252	Federal Home Loan Mortgage Corporation, Series 2909-Z	5.00%		12/15/2034	7,475,090
11,620,475	Federal Home Loan Mortgage Corporation, Series 2932-Z	5.00%		02/15/2035	12,574,695
821,573	Federal Home Loan Mortgage Corporation, Series 2990-JL (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.26%	I/F I/O	03/15/2035	44,426
4,124,445	Federal Home Loan Mortgage Corporation, Series 3002-SN (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.11%	I/F I/O	07/15/2035	630,407
2,810,247	Federal Home Loan Mortgage Corporation, Series 3030-SL (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.71%	I/F I/O	09/15/2035	353,416
857,616	Federal Home Loan Mortgage Corporation, Series 3045-DI (-1 x 1 Month LIBOR USD + 6.73%, 6.73% Cap)	4.34%	I/F I/O	10/15/2035	142,221
6,627,843	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	7,292,181
1,266,413	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	1,312,583
3,465,265	Federal Home Loan Mortgage Corporation, Series 3174-PZ	5.00%		01/15/2036	3,804,202
830,527	Federal Home Loan Mortgage Corporation, Series 3187-JZ	5.00%		07/15/2036	905,095
2,268,095	Federal Home Loan Mortgage Corporation, Series 3188-ZK	5.00%		07/15/2036	2,453,981
3,528,561	Federal Home Loan Mortgage Corporation, Series 3203-SE (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.11%	I/F I/O	08/15/2036	623,587
4,961,341	Federal Home Loan Mortgage Corporation, Series 3203-Z	5.00%		07/15/2036	5,463,181
7,861,280	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	8,656,449
4,500,715	Federal Home Loan Mortgage Corporation, Series 3261-SA (-1 x 1 Month LIBOR USD + 6.43%, 6.43% Cap)	4.04%	I/F I/O	01/15/2037	764,729
17,662,376	Federal Home Loan Mortgage Corporation, Series 326-300	3.00%		03/15/2044	18,024,054
5,111,660	Federal Home Loan Mortgage Corporation, Series 3275-SC (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	3.69%	I/F I/O	02/15/2037	748,622
1,456,376	Federal Home Loan Mortgage Corporation, Series 3315-HZ	6.00%		05/15/2037	1,475,138
3,860,676	Federal Home Loan Mortgage Corporation, Series 3326-GS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.26%	I/F I/O	06/15/2037	552,994
826,570	Federal Home Loan Mortgage Corporation, Series 3351-ZC	5.50%		07/15/2037	929,795
9,417,315	Federal Home Loan Mortgage Corporation, Series 3355-BI (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.66%	I/F I/O	08/15/2037	1,494,902
428,723	Federal Home Loan Mortgage Corporation, Series 3369-Z	6.00%		09/15/2037	465,441
1,063,793	Federal Home Loan Mortgage Corporation, Series 3405-ZG	5.50%		01/15/2038	1,153,441
2,040,052	Federal Home Loan Mortgage Corporation, Series 3417-SI (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	3.79%	I/F I/O	02/15/2038	246,793
2,676,988	Federal Home Loan Mortgage Corporation, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.26%	I/F I/O	03/15/2038	253,022
439,590	Federal Home Loan Mortgage Corporation, Series 3423-SG (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.26%	I/F I/O	03/15/2038	41,351
579,571	Federal Home Loan Mortgage Corporation, Series 3451-S (-1 x 1 Month LIBOR USD + 6.03%, 6.03% Cap)	3.64%	I/F I/O	02/15/2037	65,654
523,805	Federal Home Loan Mortgage Corporation, Series 3455-SC (-1 x 1 Month LIBOR USD + 6.06%, 6.06% Cap)	3.67%	I/F I/O	06/15/2038	55,380
352,475	Federal Home Loan Mortgage Corporation, Series 3473-SM (-1 x 1 Month LIBOR USD + 6.07%, 6.07% Cap)	3.68%	I/F I/O	07/15/2038	34,049
4,147,577	Federal Home Loan Mortgage Corporation, Series 3484-SE (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	3.46%	I/F I/O	08/15/2038	650,654
4,760,154	Federal Home Loan Mortgage Corporation, Series 3519-SD (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	3.16%	I/F I/O	02/15/2038	696,520
1,627,059	Federal Home Loan Mortgage Corporation, Series 3524-LB	3.61%	I/O P/O	06/15/2038	1,670,564
72,937	Federal Home Loan Mortgage Corporation, Series 3530-GZ	4.50%		05/15/2039	76,822
5,974,038	Federal Home Loan Mortgage Corporation, Series 3541-EI (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.36%	I/F I/O	06/15/2039	915,452
724,750	Federal Home Loan Mortgage Corporation, Series 3545-SA (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	3.76%	I/F I/O	06/15/2039	97,322
301,495	Federal Home Loan Mortgage Corporation, Series 3549-SA (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	3.41%	I/F I/O	07/15/2039	30,825
6,634,357	Federal Home Loan Mortgage Corporation, Series 3577-LS (-1 x 1 Month LIBOR USD + 7.20%, 7.20% Cap)	4.81%	I/F I/O	08/15/2035	1,158,941
1,375,743	Federal Home Loan Mortgage Corporation, Series 3582-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.61%	I/F I/O	10/15/2049	205,402
37,225,661	Federal Home Loan Mortgage Corporation, Series 358-300	3.00%		10/15/2047	38,324,336
2,045,103	Federal Home Loan Mortgage Corporation, Series 3583-GB	4.50%		10/15/2039	2,159,253
4,082,562	Federal Home Loan Mortgage Corporation, Series 3616-SG (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	3.96%	I/F I/O	03/15/2032	476,796
5,594,251	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	6,127,808
7,996,261	Federal Home Loan Mortgage Corporation, Series 3641-Z	5.50%		02/15/2036	8,907,786
7,766,793	Federal Home Loan Mortgage Corporation, Series 3654-ZB	5.50%		11/15/2037	8,454,844
17,827,258	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	19,647,706
1,186,370	Federal Home Loan Mortgage Corporation, Series 3667-SB (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.06%	I/F I/O	05/15/2040	142,735
7,185,864	Federal Home Loan Mortgage Corporation, Series 3702-SG (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.66%	I/F I/O	08/15/2032	981,091
1,665,163	Federal Home Loan Mortgage Corporation, Series 3704-EI	5.00%	I/O	12/15/2036	473,772
3,291,918	Federal Home Loan Mortgage Corporation, Series 3712-SG (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	12.80%	I/F	08/15/2040	4,216,269
4,605,252	Federal Home Loan Mortgage Corporation, Series 3724-CM	5.50%		06/15/2037	5,197,917
15,104,821	Federal Home Loan Mortgage Corporation, Series 3726-SA (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.66%	I/F I/O	09/15/2040	2,445,014
2,464,710	Federal Home Loan Mortgage Corporation, Series 3741-SC (-2 x 1 Month LIBOR USD + 10.00%, 10.00% Cap)	5.21%	I/F	10/15/2040	2,815,449
17,137,642	Federal Home Loan Mortgage Corporation, Series 3752-BS (-2 x 1 Month LIBOR USD + 10.00%, 10.00% Cap)	5.12%	I/F	11/15/2040	17,914,152
18,338,885	Federal Home Loan Mortgage Corporation, Series 3768-ZX	5.00%	>	12/15/2040	20,903,382
5,668,739	Federal Home Loan Mortgage Corporation, Series 3771-AL	4.00%		12/15/2030	5,997,297
15,795,633	Federal Home Loan Mortgage Corporation, Series 3779-BY	3.50%		12/15/2030	16,584,969
27,917,461	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%	>	12/15/2040	30,755,832
16,634,529	Federal Home Loan Mortgage Corporation, Series 3779-LB	4.00%		12/15/2030	17,635,661
3,500,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	3,674,707
14,216,846	Federal Home Loan Mortgage Corporation, Series 3783-AC	4.00%		01/15/2031	15,126,769
8,689,698	Federal Home Loan Mortgage Corporation, Series 3786-SG (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	4.71%	I/F	01/15/2041	9,853,050
11,731,674	Federal Home Loan Mortgage Corporation, Series 3788-AY	3.50%		01/15/2031	12,171,445
4,867,310	Federal Home Loan Mortgage Corporation, Series 3790-Z	4.00%		01/15/2041	5,179,488
13,599,765	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	14,216,759
12,757,829	Federal Home Loan Mortgage Corporation, Series 3798-FG (1 Month LIBOR USD + 0.51%, 0.51% Floor, 7.00% Cap)	2.90%		01/15/2041	12,837,509
419,734	Federal Home Loan Mortgage Corporation, Series 3798-SD (-2 x 1 Month LIBOR USD + 9.60%, 9.60% Cap)	4.81%	I/F	12/15/2040	495,092
22,583,082	Federal Home Loan Mortgage Corporation, Series 3800-VZ	4.50%	>	02/15/2041	25,369,439
6,489,051	Federal Home Loan Mortgage Corporation, Series 3803-ZM	4.00%		02/15/2041	6,696,353
38,962,286	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	43,410,259
16,924,282	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	17,437,394
13,886,607	Federal Home Loan Mortgage Corporation, Series 3812-EY	3.50%		02/15/2031	14,381,948
5,762,994	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	6,322,513
9,022,904	Federal Home Loan Mortgage Corporation, Series 3819-MS (-1 x 1 Month LIBOR USD + 6.47%, 6.47% Cap)	4.08%	I/F I/O	06/15/2040	864,943
9,049,871	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	9,970,920
33,372,294	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	35,082,838
3,350,433	Federal Home Loan Mortgage Corporation, Series 3828-SW (-3 x 1 Month LIBOR USD + 13.20%, 13.20% Cap)	6.02%	I/F	02/15/2041	4,380,733
13,141,756	Federal Home Loan Mortgage Corporation, Series 3829-VZ	4.00%		03/15/2041	14,185,619
7,515,164	Federal Home Loan Mortgage Corporation, Series 3843-PZ	5.00%	>	04/15/2041	9,015,032
26,593,622	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	29,130,419
9,370,088	Federal Home Loan Mortgage Corporation, Series 3870-PB	4.50%		06/15/2041	9,953,396
41,126,585	Federal Home Loan Mortgage Corporation, Series 3871-LZ	5.50%		06/15/2041	47,153,736
12,514,022	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	12,921,957
10,485,501	Federal Home Loan Mortgage Corporation, Series 3877-EY	4.50%		06/15/2041	11,419,851
5,567,340	Federal Home Loan Mortgage Corporation, Series 3877-GY	4.50%		06/15/2041	6,021,040
23,495,042	Federal Home Loan Mortgage Corporation, Series 3877-ZU	4.50%		06/15/2041	24,514,861
22,832,214	Federal Home Loan Mortgage Corporation, Series 3888-ZU	4.50%	>	06/15/2041	25,791,479
5,423,741	Federal Home Loan Mortgage Corporation, Series 3900-SB (-1 x 1 Month LIBOR USD + 5.97%, 5.97% Cap)	3.58%	I/F I/O	07/15/2041	734,885
30,779,438	Federal Home Loan Mortgage Corporation, Series 3901-VZ	4.00%		07/15/2041	32,527,372
26,608,340	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%	>	08/15/2041	30,533,989
5,652,424	Federal Home Loan Mortgage Corporation, Series 3910-ZE	5.00%		10/15/2034	6,229,684
9,889,409	Federal Home Loan Mortgage Corporation, Series 3919-KL	4.50%		09/15/2041	10,651,196
32,862,247	Federal Home Loan Mortgage Corporation, Series 3919-ZJ	4.00%	>	09/15/2041	36,387,736
2,288,884	Federal Home Loan Mortgage Corporation, Series 3942-JZ	4.00%		10/15/2041	2,378,377
9,374,284	Federal Home Loan Mortgage Corporation, Series 3944-AZ	4.00%		10/15/2041	9,686,136
2,973,918	Federal Home Loan Mortgage Corporation, Series 3946-SM (-3 x 1 Month LIBOR USD + 14.70%, 14.70% Cap)	7.52%	I/F	10/15/2041	3,922,168
6,084,967	Federal Home Loan Mortgage Corporation, Series 3957-DZ	3.50%		11/15/2041	6,264,594
26,370,394	Federal Home Loan Mortgage Corporation, Series 3969-AB	4.00%		10/15/2033	27,480,704
12,197,346	Federal Home Loan Mortgage Corporation, Series 3982-AZ	3.50%		01/15/2042	13,059,649
65,111,205	Federal Home Loan Mortgage Corporation, Series 3990-ZA	3.50%	>	01/15/2042	69,507,344
13,549,109	Federal Home Loan Mortgage Corporation, Series 3999-EZ	4.00%		02/15/2042	14,331,173
56,289,902	Federal Home Loan Mortgage Corporation, Series 3999-ZB	4.00%	>	02/15/2042	61,374,985
31,916,278	Federal Home Loan Mortgage Corporation, Series 4016-KZ	4.00%	>	03/15/2042	35,172,287
12,106,901	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	12,128,976
79,350,832	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%	>	06/15/2042	86,445,780
79,060,845	Federal Home Loan Mortgage Corporation, Series 4084-TZ	4.00%	>	07/15/2042	85,946,942
5,143,330	Federal Home Loan Mortgage Corporation, Series 4097-TG	2.00%		05/15/2039	5,129,090
43,737,268	Federal Home Loan Mortgage Corporation, Series 4097-ZA	3.50%	>	08/15/2042	45,985,359
97,063,000	Federal Home Loan Mortgage Corporation, Series 4109-GE	4.50%		10/15/2041	103,895,818
2,378,950	Federal Home Loan Mortgage Corporation, Series 4109-KD	3.00%		05/15/2032	2,378,657
4,673,412	Federal Home Loan Mortgage Corporation, Series 4121-AV	3.00%		12/15/2035	4,746,145
39,610,064	Federal Home Loan Mortgage Corporation, Series 4160-HP	2.50%		01/15/2033	40,182,889
30,757,640	Federal Home Loan Mortgage Corporation, Series 4162-ZJ	3.00%	>	02/15/2033	31,069,717
6,477,001	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%	>	02/15/2043	6,441,589
44,857,566	Federal Home Loan Mortgage Corporation, Series 4174-Z	3.50%	>	03/15/2043	47,356,187
113,334,204	Federal Home Loan Mortgage Corporation, Series 4179-AZ	4.00%	>	01/15/2041	122,666,618
32,542,726	Federal Home Loan Mortgage Corporation, Series 4183-ZB	3.00%	>	03/15/2043	32,256,793
17,465,074	Federal Home Loan Mortgage Corporation, Series 4186-ZJ	3.00%	>	03/15/2033	17,349,787
13,000,000	Federal Home Loan Mortgage Corporation, Series 4189-ML	3.00%		04/15/2038	13,145,527
160,468,926	Federal Home Loan Mortgage Corporation, Series 4212-US (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	2.47%	I/F	06/15/2043	151,807,247
5,710,460	Federal Home Loan Mortgage Corporation, Series 4215-KC	2.25%		03/15/2038	5,709,448
71,144,198	Federal Home Loan Mortgage Corporation, Series 4223-US (-1 x 1 Month LIBOR USD + 5.43%, 5.43% Cap)	2.49%	I/F	07/15/2043	68,245,855
25,330,403	Federal Home Loan Mortgage Corporation, Series 4223-ZV	4.00%	>	07/15/2043	28,015,015
30,500,275	Federal Home Loan Mortgage Corporation, Series 4229-TZ	3.00%	>	06/15/2043	30,402,109
31,663,004	Federal Home Loan Mortgage Corporation, Series 4229-ZA	4.00%	>	07/15/2043	34,892,738
21,059,784	Federal Home Loan Mortgage Corporation, Series 4249-CS (-1 x 1 Month LIBOR USD + 4.65%, 4.65% Cap)	2.82%	I/F	09/15/2043	20,357,918
22,676,380	Federal Home Loan Mortgage Corporation, Series 4250-BZ	3.00%	>	09/15/2033	22,673,019
23,413,034	Federal Home Loan Mortgage Corporation, Series 4267-BZ	4.00%	>	10/15/2040	25,294,037
22,403,856	Federal Home Loan Mortgage Corporation, Series 4283-ZL	3.00%	>	08/15/2033	23,232,565
48,666,415	Federal Home Loan Mortgage Corporation, Series 4323-GA	3.00%		06/15/2040	49,399,662
19,535,945	Federal Home Loan Mortgage Corporation, Series 4355-ZX	4.00%	>	05/15/2044	21,402,031
22,467,200	Federal Home Loan Mortgage Corporation, Series 4360-KA	3.00%		05/15/2040	22,842,112
34,996,752	Federal Home Loan Mortgage Corporation, Series 4375-CG	3.00%		04/15/2039	35,481,429
15,603,711	Federal Home Loan Mortgage Corporation, Series 4376-GZ	3.00%	>	08/15/2044	15,614,931
49,607,968	Federal Home Loan Mortgage Corporation, Series 4377-LZ	3.00%	>	08/15/2044	49,506,024
56,506,105	Federal Home Loan Mortgage Corporation, Series 4377-UZ	3.00%		08/15/2044	56,047,117
4,223,379	Federal Home Loan Mortgage Corporation, Series 4379-KA	3.00%		08/15/2044	4,337,407
18,317,731	Federal Home Loan Mortgage Corporation, Series 4384-A	3.00%		12/15/2040	18,683,301
27,116,539	Federal Home Loan Mortgage Corporation, Series 4384-ZY	3.00%	>	09/15/2044	27,229,208
1,544,242	Federal Home Loan Mortgage Corporation, Series 4386-US (-2 x 1 Month LIBOR USD + 8.14%, 8.14% Cap)	3.87%	I/F	09/15/2044	1,588,916
153,759,521	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	156,420,760
137,431,406	Federal Home Loan Mortgage Corporation, Series 4390-NZ	3.00%	>	09/15/2044	137,466,671
40,010,968	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	40,732,742
56,454,618	Federal Home Loan Mortgage Corporation, Series 4408-PB	3.00%		04/15/2044	56,935,058
70,608,788	Federal Home Loan Mortgage Corporation, Series 4427-CE	3.00%		02/15/2034	72,411,275
46,366,548	Federal Home Loan Mortgage Corporation, Series 4427-MA	3.00%		02/15/2034	47,374,130
28,887,010	Federal Home Loan Mortgage Corporation, Series 4427-PS (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.21%	I/F I/O	07/15/2044	3,469,353
38,932,391	Federal Home Loan Mortgage Corporation, Series 4429-HA	3.00%		04/15/2034	39,939,019
26,188,804	Federal Home Loan Mortgage Corporation, Series 4434-LZ	3.00%	>	02/15/2045	26,122,085
9,443,895	Federal Home Loan Mortgage Corporation, Series 4438-B	3.00%		10/15/2043	9,661,471
9,792,335	Federal Home Loan Mortgage Corporation, Series 4441-VZ	3.00%	>	02/15/2045	9,760,078
42,826,588	Federal Home Loan Mortgage Corporation, Series 4444-CH	3.00%		01/15/2041	43,591,325
28,466,091	Federal Home Loan Mortgage Corporation, Series 4444-CZ	3.00%	>	02/15/2045	28,520,843
41,224,021	Federal Home Loan Mortgage Corporation, Series 4447-A	3.00%		06/15/2041	41,996,963
27,254,306	Federal Home Loan Mortgage Corporation, Series 4447-YZ	4.00%	>	08/15/2043	30,136,909
8,518,531	Federal Home Loan Mortgage Corporation, Series 4450-JZ	3.00%	>	03/15/2045	8,566,025
7,408,009	Federal Home Loan Mortgage Corporation, Series 4461-LZ	3.00%	>	03/15/2045	7,282,386
8,737,478	Federal Home Loan Mortgage Corporation, Series 4462-ZA	3.00%	>	04/15/2045	8,735,834
50,983,727	Federal Home Loan Mortgage Corporation, Series 4463-ZC	3.00%	>	04/15/2045	51,043,679
28,324,293	Federal Home Loan Mortgage Corporation, Series 4467-ZA	3.00%	>	04/15/2045	28,161,405
135,065,667	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	136,864,444
117,447,087	Federal Home Loan Mortgage Corporation, Series 4471-BC	3.00%		12/15/2041	120,028,879
107,730,138	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	110,352,807
48,396,946	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	49,306,465
185,922,357	Federal Home Loan Mortgage Corporation, Series 4483-CA	3.00%		06/15/2044	189,966,652
82,660,466	Federal Home Loan Mortgage Corporation, Series 4483-PA	2.50%		06/15/2045	82,821,232
16,909,920	Federal Home Loan Mortgage Corporation, Series 4484-ZL	3.00%	>	06/15/2045	17,029,085
9,173,559	Federal Home Loan Mortgage Corporation, Series 4492-GZ	3.50%	>	07/15/2045	9,809,112
32,061,929	Federal Home Loan Mortgage Corporation, Series 4498-PD	2.50%		08/15/2042	31,957,734
27,431,247	Federal Home Loan Mortgage Corporation, Series 4499-AB	3.00%		06/15/2042	27,935,324
44,248,912	Federal Home Loan Mortgage Corporation, Series 4504-CA	3.00%		04/15/2044	45,324,869
24,726,506	Federal Home Loan Mortgage Corporation, Series 4511-QA	3.00%		01/15/2041	25,098,991
21,365,203	Federal Home Loan Mortgage Corporation, Series 4511-QC	3.00%		12/15/2040	21,711,595
129,052,269	Federal Home Loan Mortgage Corporation, Series 4527-CA	3.00%		02/15/2044	131,958,088
56,439,640	Federal Home Loan Mortgage Corporation, Series 4527-GA	3.00%		02/15/2044	57,542,075
121,382,595	Federal Home Loan Mortgage Corporation, Series 4533-AB	3.00%		06/15/2044	123,115,586
112,981,579	Federal Home Loan Mortgage Corporation, Series 4543-HG	2.70%		04/15/2044	113,773,399
180,815,621	Federal Home Loan Mortgage Corporation, Series 4573-CA	3.00%		11/15/2044	182,453,196
55,950,138	Federal Home Loan Mortgage Corporation, Series 4573-DA	3.00%		03/15/2045	56,453,980
124,841,876	Federal Home Loan Mortgage Corporation, Series 4582-HA	3.00%		09/15/2045	128,151,609
71,432,638	Federal Home Loan Mortgage Corporation, Series 4588-DA	3.00%		02/15/2044	72,385,671
67,496,701	Federal Home Loan Mortgage Corporation, Series 4629-KA	3.00%		03/15/2045	69,113,496
56,862,452	Federal Home Loan Mortgage Corporation, Series 4738-LA	3.00%		11/15/2043	57,961,768
44,509,467	Federal Home Loan Mortgage Corporation, Series 4744-KA	3.00%		08/15/2046	45,567,661
59,680,755	Federal Home Loan Mortgage Corporation, Series 4750-PA	3.00%		07/15/2046	60,347,663
89,980,558	Federal Home Loan Mortgage Corporation, Series 4752-PL	3.00%		09/15/2046	92,117,713
47,856,940	Federal Home Loan Mortgage Corporation, Series 4793-C	3.00%		06/15/2048	48,474,505
47,842,442	Federal Home Loan Mortgage Corporation, Series 4801-OG	0.00%	P/O	06/15/2048	42,383,380
31,023,855	Federal Home Loan Mortgage Corporation, Series 4901-BD	3.00%		07/25/2049	31,672,626
58,353,703	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	65,404,336
8,374,500	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	9,095,329
6,302,367	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	6,891,411
10,344,902	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	11,310,994
7,338,125	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	8,023,358
2,856,426	Federal National Mortgage Association Pass-Thru, Pool 735667	5.00%		07/01/2035	3,114,525
2,361,825	Federal National Mortgage Association Pass-Thru, Pool 735893	5.00%		10/01/2035	2,583,256
5,839,902	Federal National Mortgage Association Pass-Thru, Pool 745275	5.00%		02/01/2036	6,387,547
233,523	Federal National Mortgage Association Pass-Thru, Pool 888695	5.00%		08/01/2037	254,036
1,365,274	Federal National Mortgage Association Pass-Thru, Pool 888968	5.00%		08/01/2035	1,492,898
11,768,729	Federal National Mortgage Association Pass-Thru, Pool 890549	4.00%		11/01/2043	12,468,706
14,376,902	Federal National Mortgage Association Pass-Thru, Pool 890565	3.00%		11/01/2043	14,622,531
727,737	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	791,519
190,668	Federal National Mortgage Association Pass-Thru, Pool 975116	5.00%		05/01/2038	207,080
1,639,846	Federal National Mortgage Association Pass-Thru, Pool 986864	6.50%		08/01/2038	1,883,722
1,183,270	Federal National Mortgage Association Pass-Thru, Pool 987316	6.50%		09/01/2038	1,359,378
11,297,698	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	12,275,093
18,860,878	Federal National Mortgage Association Pass-Thru, Pool 995849	5.00%		08/01/2036	20,612,773
17,199,764	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	17,971,248
214,755	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	221,577
1,469,639	Federal National Mortgage Association Pass-Thru, Pool AB3713	4.00%		10/01/2031	1,535,523
9,268,549	Federal National Mortgage Association Pass-Thru, Pool AB3796	3.50%		11/01/2031	9,612,782
4,316,196	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	4,446,308
6,427,336	Federal National Mortgage Association Pass-Thru, Pool AB3923	4.00%		11/01/2041	6,620,928
30,798,745	Federal National Mortgage Association Pass-Thru, Pool AB4167	3.50%		01/01/2032	31,942,781
29,986,206	Federal National Mortgage Association Pass-Thru, Pool AB4261	3.50%		01/01/2032	31,100,058
5,508,667	Federal National Mortgage Association Pass-Thru, Pool AB5084	3.50%		05/01/2032	5,713,326
10,211,443	Federal National Mortgage Association Pass-Thru, Pool AB5156	3.50%		05/01/2032	10,590,748
18,533,523	Federal National Mortgage Association Pass-Thru, Pool AB5212	3.50%		05/01/2032	19,221,385
8,362,317	Federal National Mortgage Association Pass-Thru, Pool AB5243	4.00%		05/01/2042	8,614,591
27,013,515	Federal National Mortgage Association Pass-Thru, Pool AB5911	3.00%		08/01/2032	27,506,914
7,747,479	Federal National Mortgage Association Pass-Thru, Pool AB6280	3.00%		09/01/2042	7,856,185
11,856,200	Federal National Mortgage Association Pass-Thru, Pool AB6349	3.00%		10/01/2032	12,072,779
34,452,121	Federal National Mortgage Association Pass-Thru, Pool AB6750	3.00%		10/01/2032	35,080,697
17,785,465	Federal National Mortgage Association Pass-Thru, Pool AB6751	3.00%		10/01/2032	18,110,007
105,111,368	Federal National Mortgage Association Pass-Thru, Pool AB6854	3.00%		11/01/2042	106,907,144
75,051,107	Federal National Mortgage Association Pass-Thru, Pool AB7077	3.00%		11/01/2042	76,333,378
56,617,298	Federal National Mortgage Association Pass-Thru, Pool AB7344	3.00%		12/01/2032	57,651,607
27,652,688	Federal National Mortgage Association Pass-Thru, Pool AB7776	3.00%		02/01/2043	28,040,447
33,937,257	Federal National Mortgage Association Pass-Thru, Pool AB7877	3.00%		02/01/2043	34,412,263
14,661,977	Federal National Mortgage Association Pass-Thru, Pool AB8418	3.00%		02/01/2033	14,929,848
21,147,315	Federal National Mortgage Association Pass-Thru, Pool AB8520	3.00%		02/01/2033	21,533,662
25,978,130	Federal National Mortgage Association Pass-Thru, Pool AB8703	3.00%		03/01/2038	26,421,530
12,157,991	Federal National Mortgage Association Pass-Thru, Pool AB8858	3.00%		04/01/2033	12,380,132
22,624,001	Federal National Mortgage Association Pass-Thru, Pool AB9020	3.00%		04/01/2038	23,010,161
19,636,179	Federal National Mortgage Association Pass-Thru, Pool AB9197	3.00%		05/01/2033	19,994,995
58,332,491	Federal National Mortgage Association Pass-Thru, Pool AB9406	3.00%		05/01/2033	59,398,431
11,292,779	Federal National Mortgage Association Pass-Thru, Pool AB9409	3.00%		05/01/2033	11,499,128
834,928	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	888,640
950,524	Federal National Mortgage Association Pass-Thru, Pool AD6438	5.00%		06/01/2040	1,026,234
721,245	Federal National Mortgage Association Pass-Thru, Pool AD7859	5.00%		06/01/2040	778,694
8,357,740	Federal National Mortgage Association Pass-Thru, Pool AH0607	4.00%		12/01/2040	8,816,358
880,915	Federal National Mortgage Association Pass-Thru, Pool AH1140	4.50%		12/01/2040	916,467
7,930,060	Federal National Mortgage Association Pass-Thru, Pool AH4437	4.00%		01/01/2041	8,168,734
1,841,860	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	1,924,468
6,501,654	Federal National Mortgage Association Pass-Thru, Pool AH9323	4.00%		04/01/2026	6,782,676
495,275	Federal National Mortgage Association Pass-Thru, Pool AI8889	4.00%		08/01/2041	510,220
4,678,710	Federal National Mortgage Association Pass-Thru, Pool AI9831	4.00%		09/01/2041	4,819,629
1,368,548	Federal National Mortgage Association Pass-Thru, Pool AJ1265	4.00%		09/01/2041	1,409,837
2,285,992	Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%		09/01/2041	2,354,353
4,726,309	Federal National Mortgage Association Pass-Thru, Pool AJ1467	4.00%		10/01/2041	4,868,476
4,019,922	Federal National Mortgage Association Pass-Thru, Pool AJ3392	4.00%		10/01/2041	4,139,663
1,836,020	Federal National Mortgage Association Pass-Thru, Pool AJ3854	4.00%		10/01/2041	1,891,467
23,088,189	Federal National Mortgage Association Pass-Thru, Pool AJ4118	4.00%		11/01/2041	23,783,071
5,234,753	Federal National Mortgage Association Pass-Thru, Pool AJ4131	4.00%		10/01/2041	5,392,498
1,191,249	Federal National Mortgage Association Pass-Thru, Pool AJ5172	4.00%		11/01/2041	1,227,224
28,131,190	Federal National Mortgage Association Pass-Thru, Pool AJ5322	4.00%		11/01/2041	29,675,349
16,363,772	Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%		12/01/2041	16,626,029
2,872,529	Federal National Mortgage Association Pass-Thru, Pool AJ8334	4.00%		12/01/2041	2,958,990
29,513,929	Federal National Mortgage Association Pass-Thru, Pool AK0713	3.50%		01/01/2032	30,604,746
7,698,991	Federal National Mortgage Association Pass-Thru, Pool AK4039	4.00%		02/01/2042	7,930,359
5,366,712	Federal National Mortgage Association Pass-Thru, Pool AK4763	4.00%		02/01/2042	5,528,742
6,302,091	Federal National Mortgage Association Pass-Thru, Pool AK9438	4.00%		03/01/2042	6,492,120
6,833,599	Federal National Mortgage Association Pass-Thru, Pool AK9439	4.00%		03/01/2042	7,039,138
626,604	Federal National Mortgage Association Pass-Thru, Pool AK9446	4.50%		03/01/2042	646,041
112,483,711	Federal National Mortgage Association Pass-Thru, Pool AL3699	3.00%		06/01/2043	114,061,030
57,512,907	Federal National Mortgage Association Pass-Thru, Pool AL3883	3.00%		07/01/2043	58,320,345
2,839,148	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	2,960,203
9,296,905	Federal National Mortgage Association Pass-Thru, Pool AL4312	4.00%		10/01/2043	9,851,816
21,976,598	Federal National Mortgage Association Pass-Thru, Pool AL6075	3.50%		09/01/2053	22,143,899
29,781,955	Federal National Mortgage Association Pass-Thru, Pool AL6076	3.00%		06/01/2053	29,563,469
77,025,307	Federal National Mortgage Association Pass-Thru, Pool AL6141	4.00%		04/01/2042	81,338,989
57,269,388	Federal National Mortgage Association Pass-Thru, Pool AL6325	3.00%		10/01/2044	58,246,840
23,907,984	Federal National Mortgage Association Pass-Thru, Pool AL6486	4.50%		02/01/2045	25,438,506
65,301,791	Federal National Mortgage Association Pass-Thru, Pool AL6538	4.50%		06/01/2044	70,157,031
55,330,040	Federal National Mortgage Association Pass-Thru, Pool AL8304	3.50%		03/01/2046	57,446,307
26,454,296	Federal National Mortgage Association Pass-Thru, Pool AO2980	4.00%		05/01/2042	27,254,065
64,588,932	Federal National Mortgage Association Pass-Thru, Pool AP4787	3.50%		09/01/2042	65,623,893
59,164,436	Federal National Mortgage Association Pass-Thru, Pool AP4789	3.50%		09/01/2042	60,110,134
16,157,600	Federal National Mortgage Association Pass-Thru, Pool AQ5541	3.00%		12/01/2042	16,433,651
18,182,170	Federal National Mortgage Association Pass-Thru, Pool AR9856	3.00%		04/01/2043	18,492,846
23,548,621	Federal National Mortgage Association Pass-Thru, Pool AS1927	4.50%		03/01/2044	25,054,833
24,444,432	Federal National Mortgage Association Pass-Thru, Pool AS2038	4.50%		03/01/2044	26,015,044
20,678,790	Federal National Mortgage Association Pass-Thru, Pool AS2517	4.50%		05/01/2044	22,004,732
10,019,930	Federal National Mortgage Association Pass-Thru, Pool AS2551	4.50%		06/01/2044	10,676,243
8,453,488	Federal National Mortgage Association Pass-Thru, Pool AS2765	4.50%		07/01/2044	8,990,521
33,076,628	Federal National Mortgage Association Pass-Thru, Pool AS3201	3.00%		08/01/2034	33,680,781
15,500,928	Federal National Mortgage Association Pass-Thru, Pool AS3456	3.00%		10/01/2034	15,784,069
31,087,419	Federal National Mortgage Association Pass-Thru, Pool AS3666	3.00%		10/01/2034	31,655,251
141,654,849	Federal National Mortgage Association Pass-Thru, Pool AS3961	3.00%		12/01/2044	143,898,207
43,727,123	Federal National Mortgage Association Pass-Thru, Pool AS4154	3.00%		12/01/2044	44,383,597
25,294,499	Federal National Mortgage Association Pass-Thru, Pool AS4212	3.00%		01/01/2035	25,756,537
39,610,728	Federal National Mortgage Association Pass-Thru, Pool AS4281	3.00%		01/01/2035	40,334,307
27,830,969	Federal National Mortgage Association Pass-Thru, Pool AS4345	3.50%		01/01/2045	28,873,630
30,605,419	Federal National Mortgage Association Pass-Thru, Pool AS4360	3.00%		01/01/2035	31,164,518
273,868,375	Federal National Mortgage Association Pass-Thru, Pool AS4625	3.00%		03/01/2045	277,923,377
112,423,391	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	114,064,833
37,658,199	Federal National Mortgage Association Pass-Thru, Pool AS4779	3.00%		04/01/2035	38,346,166
36,908,480	Federal National Mortgage Association Pass-Thru, Pool AS4780	3.00%		04/01/2035	37,582,730
49,711,140	Federal National Mortgage Association Pass-Thru, Pool AS4840	3.00%		04/01/2035	50,619,302
24,760,801	Federal National Mortgage Association Pass-Thru, Pool AS4881	3.00%		05/01/2035	25,213,131
25,617,535	Federal National Mortgage Association Pass-Thru, Pool AS4882	3.00%		05/01/2035	26,085,527
54,224,124	Federal National Mortgage Association Pass-Thru, Pool AX9696	3.00%		07/01/2045	54,262,433
67,138,868	Federal National Mortgage Association Pass-Thru, Pool AY3974	3.00%		03/01/2045	68,119,191
22,552,086	Federal National Mortgage Association Pass-Thru, Pool AY4295	3.00%		02/01/2045	22,567,891
11,622,824	Federal National Mortgage Association Pass-Thru, Pool AY4296	3.00%		01/01/2045	11,630,996
12,216,970	Federal National Mortgage Association Pass-Thru, Pool AY5471	3.00%		03/01/2045	12,225,556
19,569,656	Federal National Mortgage Association Pass-Thru, Pool BC0785	3.50%		04/01/2046	20,318,239
49,636,618	Federal National Mortgage Association Pass-Thru, Pool BC9003	3.00%		11/01/2046	50,275,037
2,206,620	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	2,348,899
8,037,518	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	8,559,365
1,702,651	Federal National Mortgage Association Pass-Thru, Pool MA0406	4.50%		05/01/2030	1,813,206
115,232	Federal National Mortgage Association Pass-Thru, Pool MA0445	5.00%		06/01/2040	119,535
92,360	Federal National Mortgage Association Pass-Thru, Pool MA0459	4.00%		07/01/2020	95,922
255,566	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	265,112
331,292	Federal National Mortgage Association Pass-Thru, Pool MA0502	4.00%		08/01/2020	344,070
176,891	Federal National Mortgage Association Pass-Thru, Pool MA0517	4.00%		09/01/2020	183,713
2,518,945	Federal National Mortgage Association Pass-Thru, Pool MA0534	4.00%		10/01/2030	2,631,763
1,112,297	Federal National Mortgage Association Pass-Thru, Pool MA0536	4.00%		10/01/2020	1,155,196
1,505,392	Federal National Mortgage Association Pass-Thru, Pool MA0580	4.00%		11/01/2020	1,563,451
557,236	Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%		12/01/2030	582,226
13,590,214	Federal National Mortgage Association Pass-Thru, Pool MA0616	4.00%		01/01/2031	14,199,620
5,407,200	Federal National Mortgage Association Pass-Thru, Pool MA0896	4.00%		11/01/2041	5,569,411
105,288,485	Federal National Mortgage Association Pass-Thru, Pool MA0919	3.50%		12/01/2031	109,199,130
45,139,113	Federal National Mortgage Association Pass-Thru, Pool MA0949	3.50%		01/01/2032	46,813,547
54,660,814	Federal National Mortgage Association Pass-Thru, Pool MA0976	3.50%		02/01/2032	56,690,980
26,850,995	Federal National Mortgage Association Pass-Thru, Pool MA1010	3.50%		03/01/2032	27,848,369
8,502,472	Federal National Mortgage Association Pass-Thru, Pool MA1039	3.50%		04/01/2042	8,638,313
36,631,625	Federal National Mortgage Association Pass-Thru, Pool MA1059	3.50%		05/01/2032	37,992,445
5,492,368	Federal National Mortgage Association Pass-Thru, Pool MA1068	3.50%		05/01/2042	5,579,606
77,775,594	Federal National Mortgage Association Pass-Thru, Pool MA1084	3.50%		06/01/2032	80,664,887
12,413,138	Federal National Mortgage Association Pass-Thru, Pool MA1093	3.50%		06/01/2042	12,610,788
8,998,553	Federal National Mortgage Association Pass-Thru, Pool MA1094	4.00%		06/01/2042	9,266,602
47,410,862	Federal National Mortgage Association Pass-Thru, Pool MA1107	3.50%		07/01/2032	49,172,331
118,874,099	Federal National Mortgage Association Pass-Thru, Pool MA1117	3.50%		07/01/2042	120,773,950
138,795,809	Federal National Mortgage Association Pass-Thru, Pool MA1136	3.50%		08/01/2042	141,016,197
31,792,086	Federal National Mortgage Association Pass-Thru, Pool MA1138	3.50%		08/01/2032	32,973,300
36,153,332	Federal National Mortgage Association Pass-Thru, Pool MA1179	3.50%		09/01/2042	36,728,782
6,159,664	Federal National Mortgage Association Pass-Thru, Pool MA1201	3.50%		10/01/2032	6,388,546
79,647,465	Federal National Mortgage Association Pass-Thru, Pool MA1209	3.50%		10/01/2042	80,919,142
40,464,145	Federal National Mortgage Association Pass-Thru, Pool MA1237	3.00%		11/01/2032	41,203,294
5,113,725	Federal National Mortgage Association Pass-Thru, Pool MA1242	3.50%		11/01/2042	5,195,692
22,261,295	Federal National Mortgage Association Pass-Thru, Pool MA1338	3.00%		02/01/2033	22,667,978
87,149,063	Federal National Mortgage Association Pass-Thru, Pool MA1366	3.00%		03/01/2033	88,741,216
53,548,204	Federal National Mortgage Association Pass-Thru, Pool MA1401	3.00%		04/01/2033	54,526,547
92,059,453	Federal National Mortgage Association Pass-Thru, Pool MA1459	3.00%		06/01/2033	93,741,707
11,755,485	Federal National Mortgage Association Pass-Thru, Pool MA1490	3.00%		07/01/2033	11,970,250
67,180,983	Federal National Mortgage Association Pass-Thru, Pool MA2018	3.50%		09/01/2034	69,675,003
26,775,620	Federal National Mortgage Association Pass-Thru, Pool MA2114	3.50%		12/01/2044	27,203,348
21,539,969	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	21,882,982
39,623,929	Federal National Mortgage Association Pass-Thru, Pool MA2164	3.50%		02/01/2035	41,095,498
85,728,041	Federal National Mortgage Association Pass-Thru, Pool MA2166	3.50%		02/01/2045	87,093,228
90,782,639	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	90,846,365
92,521,018	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	92,586,192
114,976,165	Federal National Mortgage Association Pass-Thru, Pool MA2650	3.50%		06/01/2046	116,807,475
42,979,925	Federal National Mortgage Association Pass-Thru, Pool MA2833	3.00%		12/01/2046	43,532,729
7,333,518	Federal National Mortgage Association Pass-Thru, Pool MA3894	4.00%		09/01/2031	7,662,616
9,987,486	Federal National Mortgage Association, Pool BL1851	3.83%		05/01/2049	10,504,622
10,510,204	Federal National Mortgage Association, Pool BL2274	3.13%		05/01/2031	10,927,994
15,825,000	Federal National Mortgage Association, Pool BL2923	3.19%		06/01/2031	16,597,398
101,894,988	Federal National Mortgage Association, Pool BM5112	3.00%		11/01/2033	104,205,624
25,478,764	Federal National Mortgage Association, Pool BM5834	3.00%		04/01/2048	25,496,623
106,848,757	Federal National Mortgage Association, Pool MA2259	3.00%		05/01/2035	108,800,823
30,014,978	Federal National Mortgage Association, Pool AL9220	3.00%		06/01/2045	30,527,602
49,048,629	Federal National Mortgage Association, Pool AL9445	3.00%		07/01/2031	50,275,087
10,026,000	Federal National Mortgage Association, Pool AN7452	3.12%		11/01/2032	10,431,126
70,328,399	Federal National Mortgage Association, Pool AS7473	3.00%		07/01/2046	70,377,638
10,481,646	Federal National Mortgage Association, Pool AS7610	2.50%		07/01/2046	10,334,575
160,305,550	Federal National Mortgage Association, Pool AS7661	3.00%		08/01/2046	160,418,413
89,620,515	Federal National Mortgage Association, Pool AS8111	3.00%		10/01/2041	91,150,813
57,043,579	Federal National Mortgage Association, Pool AS8269	3.00%		11/01/2046	57,774,332
59,224,457	Federal National Mortgage Association, Pool AS8306	3.00%		11/01/2041	60,059,615
85,108,943	Federal National Mortgage Association, Pool AS8356	3.00%		11/01/2046	85,389,821
19,023,555	Federal National Mortgage Association, Pool AZ0576	3.50%		04/01/2042	19,517,067
15,169,204	Federal National Mortgage Association, Pool BC9081	3.00%		12/01/2046	15,367,433
58,306,371	Federal National Mortgage Association, Pool BM5299	3.00%		12/01/2046	59,055,323
87,740,012	Federal National Mortgage Association, Pool BM5633	3.00%		07/01/2047	88,864,960
43,749,809	Federal National Mortgage Association, Pool CA0862	3.50%		09/01/2047	45,040,298
112,066,909	Federal National Mortgage Association, Pool MA2621	3.50%		05/01/2046	113,851,875
105,556,343	Federal National Mortgage Association, Pool MA2649	3.00%		06/01/2046	105,630,576
37,305,485	Federal National Mortgage Association, Pool MA2673	3.00%		07/01/2046	37,331,703
111,578,473	Federal National Mortgage Association, Pool MA2711	3.00%		08/01/2046	111,656,888
10,402,157	Federal National Mortgage Association, Pool MA2743	3.00%		09/01/2046	10,409,469
141,799,508	Federal National Mortgage Association, Pool MA2806	3.00%		11/01/2046	143,609,393
49,732,164	Federal National Mortgage Association, Pool MA2895	3.00%		02/01/2047	50,369,288
738,022	Federal National Mortgage Association, Series 2002-70-QZ	5.50%		11/25/2032	812,306
1,089,953	Federal National Mortgage Association, Series 2002-75-ZG	5.50%		11/25/2032	1,181,969
15,226,431	Federal National Mortgage Association, Series 2003-129-ZT	5.50%		01/25/2034	16,803,245
2,934,713	Federal National Mortgage Association, Series 2003-29-ZL	5.00%		04/25/2033	3,144,343
1,431,683	Federal National Mortgage Association, Series 2003-64-ZG	5.50%		07/25/2033	1,553,297
11,655,196	Federal National Mortgage Association, Series 2003-84-PZ	5.00%		09/25/2033	12,877,910
9,614,795	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	10,452,034
2,852,524	Federal National Mortgage Association, Series 2004-46-PJ (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.60%	I/F I/O	03/25/2034	290,767
2,821,353	Federal National Mortgage Association, Series 2004-51-XP (-1 x 1 Month LIBOR USD + 7.70%, 7.70% Cap)	5.30%	I/F I/O	07/25/2034	557,080
4,681,390	Federal National Mortgage Association, Series 2004-W10-A6	5.75%		08/25/2034	5,198,706
320,525	Federal National Mortgage Association, Series 2004-W4-A5	5.50%		06/25/2034	322,863
204,870	Federal National Mortgage Association, Series 2005-107-EG	4.50%		01/25/2026	212,419
676,880	Federal National Mortgage Association, Series 2005-37-ZK	4.50%		05/25/2035	702,031
5,138,370	Federal National Mortgage Association, Series 2005-87-SG (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	4.30%	I/F I/O	10/25/2035	925,544
4,301,945	Federal National Mortgage Association, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	4.18%	I/F I/O	10/25/2036	807,404
1,755,447	Federal National Mortgage Association, Series 2006-123-LI (-1 x 1 Month LIBOR USD + 6.32%, 6.32% Cap)	3.92%	I/F I/O	01/25/2037	322,445
1,090,552	Federal National Mortgage Association, Series 2006-16-HZ	5.50%		03/25/2036	1,210,791
7,209,788	Federal National Mortgage Association, Series 2006-56-SM (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.35%	I/F I/O	07/25/2036	1,216,086
854,834	Federal National Mortgage Association, Series 2006-93-SN (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	4.20%	I/F I/O	10/25/2036	137,338
10,794,737	Federal National Mortgage Association, Series 2007-109-VZ	5.00%		10/25/2035	11,861,731
1,062,240	Federal National Mortgage Association, Series 2007-116-BI (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.85%	I/F I/O	05/25/2037	144,573
6,646,285	Federal National Mortgage Association, Series 2007-14-PS (-1 x 1 Month LIBOR USD + 6.81%, 6.81% Cap)	4.41%	I/F I/O	03/25/2037	1,242,736
3,264,821	Federal National Mortgage Association, Series 2007-30-OI (-1 x 1 Month LIBOR USD + 6.44%, 6.44% Cap)	4.04%	I/F I/O	04/25/2037	620,622
428,747	Federal National Mortgage Association, Series 2007-30-SI (-1 x 1 Month LIBOR USD + 6.11%, 6.11% Cap)	3.71%	I/F I/O	04/25/2037	48,976
3,359,813	Federal National Mortgage Association, Series 2007-32-SG (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.70%	I/F I/O	04/25/2037	579,033
2,809,554	Federal National Mortgage Association, Series 2007-57-SX (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	4.22%	I/F I/O	10/25/2036	402,740
3,744,362	Federal National Mortgage Association, Series 2007-60-VZ	6.00%		07/25/2037	4,155,706
2,273,336	Federal National Mortgage Association, Series 2007-71-GZ	6.00%		07/25/2047	2,413,962
3,472,745	Federal National Mortgage Association, Series 2007-75-ID (-1 x 1 Month LIBOR USD + 5.87%, 5.87% Cap)	3.47%	I/F I/O	08/25/2037	588,139
968,109	Federal National Mortgage Association, Series 2007-9-SD (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.25%	I/F I/O	03/25/2037	149,463
529,962	Federal National Mortgage Association, Series 2008-27-B	5.50%		04/25/2038	582,675
4,185,379	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	4,460,546
8,020,026	Federal National Mortgage Association, Series 2008-48-BE	5.00%		06/25/2034	8,908,514
813,372	Federal National Mortgage Association, Series 2008-48-SD (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.60%	I/F I/O	06/25/2037	92,058
1,055,468	Federal National Mortgage Association, Series 2008-53-LI (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	3.75%	I/F I/O	07/25/2038	124,827
932,518	Federal National Mortgage Association, Series 2008-57-SE (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.60%	I/F I/O	02/25/2037	107,246
1,178,833	Federal National Mortgage Association, Series 2008-5-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.85%	I/F I/O	02/25/2038	156,046
1,009,158	Federal National Mortgage Association, Series 2008-61-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.60%	I/F I/O	07/25/2038	95,501
704,377	Federal National Mortgage Association, Series 2008-62-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.60%	I/F I/O	07/25/2038	95,583
1,979,516	Federal National Mortgage Association, Series 2008-65-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.60%	I/F I/O	08/25/2038	326,506
1,164,703	Federal National Mortgage Association, Series 2008-81-LP	5.50%		09/25/2038	1,262,404
6,969,813	Federal National Mortgage Association, Series 2009-106-EZ	4.50%		01/25/2040	7,362,821
965,784	Federal National Mortgage Association, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.85%	I/F I/O	01/25/2040	124,806
576,721	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	611,091
1,988,991	Federal National Mortgage Association, Series 2009-42-SI (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.60%	I/F I/O	06/25/2039	242,095
1,243,402	Federal National Mortgage Association, Series 2009-42-SX (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.60%	I/F I/O	06/25/2039	133,936
839,975	Federal National Mortgage Association, Series 2009-47-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.70%	I/F I/O	07/25/2039	107,442
565,116	Federal National Mortgage Association, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	3.55%	I/F I/O	07/25/2039	61,012
5,222,522	Federal National Mortgage Association, Series 2009-49-S (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.35%	I/F I/O	07/25/2039	812,762
628,984	Federal National Mortgage Association, Series 2009-51-BZ	4.50%		07/25/2039	650,954
1,899,660	Federal National Mortgage Association, Series 2009-54-EZ	5.00%		07/25/2039	1,987,060
850,354	Federal National Mortgage Association, Series 2009-70-SA (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	3.40%	I/F I/O	09/25/2039	99,097
4,748,270	Federal National Mortgage Association, Series 2009-80-PM	4.50%		10/25/2039	5,151,843
2,950,063	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	3,049,468
11,856,620	Federal National Mortgage Association, Series 2009-85-ES (-1 x 1 Month LIBOR USD + 7.23%, 7.23% Cap)	4.83%	I/F I/O	01/25/2036	2,333,411
15,568,031	Federal National Mortgage Association, Series 2009-85-JS (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.35%	I/F I/O	10/25/2039	3,179,106
1,400,133	Federal National Mortgage Association, Series 2009-90-IB (-1 x 1 Month LIBOR USD + 5.72%, 5.72% Cap)	3.32%	I/F I/O	04/25/2037	162,145
1,287,650	Federal National Mortgage Association, Series 2009-94-BC	5.00%		11/25/2039	1,333,063
15,118,423	Federal National Mortgage Association, Series 2010-101-SA (-1 x 1 Month LIBOR USD + 4.48%, 4.48% Cap)	2.08%	I/F I/O	09/25/2040	1,788,709
8,168,765	Federal National Mortgage Association, Series 2010-101-ZC	4.50%		09/25/2040	8,833,395
21,486,027	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	22,883,186
4,556,721	Federal National Mortgage Association, Series 2010-10-SA (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	3.95%	I/F I/O	02/25/2040	750,675
2,135,891	Federal National Mortgage Association, Series 2010-10-ZA	4.50%		02/25/2040	2,173,398
1,284,057	Federal National Mortgage Association, Series 2010-111-S (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	3.55%	I/F I/O	10/25/2050	154,265
4,038,555	Federal National Mortgage Association, Series 2010-116-Z	4.00%		10/25/2040	4,238,429
841,967	Federal National Mortgage Association, Series 2010-117-SA (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	2.10%	I/F I/O	10/25/2040	67,429
3,156,486	Federal National Mortgage Association, Series 2010-120-KD	4.00%		10/25/2040	3,382,164
25,206,842	Federal National Mortgage Association, Series 2010-121-SD (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	2.10%	I/F I/O	10/25/2040	2,247,008
242,685	Federal National Mortgage Association, Series 2010-126-SU (-11 x 1 Month LIBOR USD + 55.00%, 55.00% Cap)	28.16%	I/F	11/25/2040	751,983
178,693	Federal National Mortgage Association, Series 2010-126-SX (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	7.68%	I/F	11/25/2040	279,249
6,244,149	Federal National Mortgage Association, Series 2010-128-HZ	4.00%		11/25/2040	6,504,673
3,413,791	Federal National Mortgage Association, Series 2010-132-Z	4.50%		11/25/2040	3,537,147
88,008	Federal National Mortgage Association, Series 2010-137-VS (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	7.68%	I/F	12/25/2040	118,292
12,666,874	Federal National Mortgage Association, Series 2010-142-AZ	4.00%		12/25/2040	13,129,640
10,273,007	Federal National Mortgage Association, Series 2010-148-SA (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.25%	I/F I/O	01/25/2026	995,238
11,404,381	Federal National Mortgage Association, Series 2010-150-FD (1 Month LIBOR USD + 0.51%, 0.51% Floor, 7.00% Cap)	2.91%		01/25/2041	11,467,265
29,002,971	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	30,544,270
9,715,432	Federal National Mortgage Association, Series 2010-16-SA (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.05%	I/F I/O	03/25/2040	1,101,002
3,085,921	Federal National Mortgage Association, Series 2010-21-DZ	5.00%		03/25/2040	3,407,240
1,419,867	Federal National Mortgage Association, Series 2010-21-KS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	2.55%	I/F I/O	03/25/2040	86,476
484,505	Federal National Mortgage Association, Series 2010-2-GS (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.05%	I/F I/O	12/25/2049	28,959
1,969,925	Federal National Mortgage Association, Series 2010-2-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.85%	I/F I/O	02/25/2050	286,472
1,554,457	Federal National Mortgage Association, Series 2010-31-SA (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.60%	I/F I/O	04/25/2040	110,368
5,837,060	Federal National Mortgage Association, Series 2010-31-VZ	4.00%		04/25/2040	5,971,443
4,172,123	Federal National Mortgage Association, Series 2010-34-PS (-1 x 1 Month LIBOR USD + 4.93%, 4.93% Cap)	2.53%	I/F I/O	04/25/2040	297,985
652,593	Federal National Mortgage Association, Series 2010-35-ES (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.05%	I/F I/O	04/25/2040	74,361
760,358	Federal National Mortgage Association, Series 2010-35-SV (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.05%	I/F I/O	04/25/2040	65,719
1,366,519	Federal National Mortgage Association, Series 2010-46-MS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	2.55%	I/F I/O	05/25/2040	108,709
9,950,075	Federal National Mortgage Association, Series 2010-49-ZW	4.50%		05/25/2040	10,526,193
2,440,010	Federal National Mortgage Association, Series 2010-4-SK (-1 x 1 Month LIBOR USD + 6.23%, 6.23% Cap)	3.83%	I/F I/O	02/25/2040	354,091
975,607	Federal National Mortgage Association, Series 2010-58-ES (-3 x 1 Month LIBOR USD + 12.47%, 12.47% Cap)	6.29%	I/F	06/25/2040	1,137,537
6,759,203	Federal National Mortgage Association, Series 2010-59-MS (-1 x 1 Month LIBOR USD + 5.77%, 5.77% Cap)	3.37%	I/F I/O	06/25/2040	1,093,917
5,066,319	Federal National Mortgage Association, Series 2010-59-PS (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.05%	I/F I/O	03/25/2039	201,666
6,879,796	Federal National Mortgage Association, Series 2010-59-SC (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.60%	I/F I/O	01/25/2040	700,185
875,659	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	946,238
644,321	Federal National Mortgage Association, Series 2010-61-EL	4.50%		06/25/2040	699,038
7,533,827	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	8,289,978
16,180,456	Federal National Mortgage Association, Series 2010-64-FC (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	2.90%		06/25/2040	16,260,695
29,509,910	Federal National Mortgage Association, Series 2010-76-ZK	4.50%		07/25/2040	31,595,570
6,318,203	Federal National Mortgage Association, Series 2010-79-CZ	4.00%		07/25/2040	6,446,147
22,337,324	Federal National Mortgage Association, Series 2010-79-VZ	4.50%		07/25/2040	23,926,670
3,433,218	Federal National Mortgage Association, Series 2010-84-ZC	4.50%		08/25/2040	3,708,357
6,866,422	Federal National Mortgage Association, Series 2010-84-ZD	4.50%		08/25/2040	7,416,697
8,496,062	Federal National Mortgage Association, Series 2010-84-ZG	4.50%		08/25/2040	8,974,248
577,422	Federal National Mortgage Association, Series 2010-90-SA (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	3.45%	I/F I/O	08/25/2040	72,318
1,896,922	Federal National Mortgage Association, Series 2010-94-Z	4.50%		08/25/2040	1,961,593
8,668,587	Federal National Mortgage Association, Series 2010-99-SG (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	12.80%	I/F	09/25/2040	12,656,005
1,464,041	Federal National Mortgage Association, Series 2010-9-DS (-1 x 1 Month LIBOR USD + 5.30%, 0.50% Floor, 5.30% Cap)	2.90%	I/F I/O	02/25/2040	170,495
37,482,221	Federal National Mortgage Association, Series 2011-106-LZ	3.50%	>	10/25/2041	39,619,615
520,021	Federal National Mortgage Association, Series 2011-110-LS (-2 x 1 Month LIBOR USD + 10.10%, 10.10% Cap)	5.22%	I/F	11/25/2041	666,459
7,512,028	Federal National Mortgage Association, Series 2011-111-CZ	4.00%		11/25/2041	7,844,966
9,749,794	Federal National Mortgage Association, Series 2011-111-EZ	5.00%	>	11/25/2041	10,801,855
5,031,758	Federal National Mortgage Association, Series 2011-111-VZ	4.00%		11/25/2041	5,295,404
30,000,000	Federal National Mortgage Association, Series 2011-131-PB	4.50%		12/25/2041	33,750,843
28,319,798	Federal National Mortgage Association, Series 2011-16-AL	3.50%		03/25/2031	29,655,660
38,800,000	Federal National Mortgage Association, Series 2011-17-NY	3.50%		03/25/2031	40,548,879
895,209	Federal National Mortgage Association, Series 2011-17-SA (-1 x 1 Month LIBOR USD + 6.47%, 6.47% Cap)	4.07%	I/F I/O	03/25/2041	102,790
8,646,353	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	8,823,538
4,744,126	Federal National Mortgage Association, Series 2011-27-BS (-2 x 1 Month LIBOR USD + 9.00%, 9.00% Cap)	4.12%	I/F	04/25/2041	4,953,439
55,340,892	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	57,024,445
12,296,789	Federal National Mortgage Association, Series 2011-2-GZ	4.00%		02/25/2041	12,890,714
33,763,206	Federal National Mortgage Association, Series 2011-32-ZG	4.00%		04/25/2041	35,353,030
6,072,610	Federal National Mortgage Association, Series 2011-36-VZ	4.50%		05/25/2041	6,321,238
12,586,599	Federal National Mortgage Association, Series 2011-37-Z	4.50%		05/25/2041	13,636,452
9,225,672	Federal National Mortgage Association, Series 2011-38-BZ	4.00%	>	05/25/2041	9,679,685
7,976,368	Federal National Mortgage Association, Series 2011-39-CB	3.00%		05/25/2026	8,139,831
16,478,901	Federal National Mortgage Association, Series 2011-39-ZD	4.00%		02/25/2041	17,277,452
4,048,103	Federal National Mortgage Association, Series 2011-40-LZ	4.50%		05/25/2041	4,214,468
8,328,408	Federal National Mortgage Association, Series 2011-42-MZ	4.50%		05/25/2041	9,042,962
20,747,770	Federal National Mortgage Association, Series 2011-45-ZA	4.00%	>	05/25/2031	22,264,760
12,101,426	Federal National Mortgage Association, Series 2011-45-ZB	4.50%		05/25/2041	13,390,160
2,811,100	Federal National Mortgage Association, Series 2011-48-SC (-2 x 1 Month LIBOR USD + 9.20%, 9.20% Cap)	4.39%	I/F	06/25/2041	3,020,887
23,253,777	Federal National Mortgage Association, Series 2011-51-FJ (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.85%		06/25/2041	23,293,355
1,518,313	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	1,628,919
13,947,147	Federal National Mortgage Association, Series 2011-60-EL	3.00%		07/25/2026	14,326,693
16,117,079	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	17,161,286
7,803,354	Federal National Mortgage Association, Series 2011-74-KL	5.00%		06/25/2040	8,397,070
27,534,770	Federal National Mortgage Association, Series 2011-77-Z	3.50%	>	08/25/2041	30,878,389
28,327,413	Federal National Mortgage Association, Series 2011-99-CZ	4.50%	>	10/25/2041	32,346,739
85,976,483	Federal National Mortgage Association, Series 2011-99-DZ	5.00%		10/25/2041	95,513,321
13,080,150	Federal National Mortgage Association, Series 2012-104-Z	3.50%	>	09/25/2042	13,763,499
9,853,488	Federal National Mortgage Association, Series 2012-111-LB	3.50%		05/25/2041	10,142,006
37,182,471	Federal National Mortgage Association, Series 2012-111-MJ	4.00%		04/25/2042	39,655,436
10,470,868	Federal National Mortgage Association, Series 2012-114-DC	2.00%		08/25/2039	10,503,836
60,674,997	Federal National Mortgage Association, Series 2012-122-AD	2.00%		02/25/2040	60,697,671
56,929,538	Federal National Mortgage Association, Series 2012-122-DB	3.00%		11/25/2042	57,971,053
62,473,994	Federal National Mortgage Association, Series 2012-125-LA	3.00%		11/25/2042	63,616,919
32,734,534	Federal National Mortgage Association, Series 2012-144-PT	4.29%	#	11/25/2049	35,343,241
11,392,004	Federal National Mortgage Association, Series 2012-14-BZ	4.00%	>	03/25/2042	12,719,537
26,035,188	Federal National Mortgage Association, Series 2012-15-PZ	4.00%	>	03/25/2042	28,718,973
19,381,971	Federal National Mortgage Association, Series 2012-20-ZT	3.50%	>	03/25/2042	20,325,043
60,110,241	Federal National Mortgage Association, Series 2012-30-DZ	4.00%	>	04/25/2042	65,896,934
49,423,976	Federal National Mortgage Association, Series 2012-31-Z	4.00%	>	04/25/2042	53,932,392
7,458,537	Federal National Mortgage Association, Series 2012-63-EB	2.00%		08/25/2040	7,466,340
26,208,421	Federal National Mortgage Association, Series 2012-70-FY (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.85%		07/25/2042	26,208,516
35,508,811	Federal National Mortgage Association, Series 2012-74-Z	4.00%	>	07/25/2042	38,956,858
7,706,005	Federal National Mortgage Association, Series 2012-80-EA	2.00%		04/25/2042	7,527,847
25,733,909	Federal National Mortgage Association, Series 2012-86-ZC	3.50%	>	08/25/2042	27,113,260
35,854,077	Federal National Mortgage Association, Series 2012-96-VZ	3.50%	>	09/25/2042	37,659,574
26,547,645	Federal National Mortgage Association, Series 2012-98-BG	4.50%		08/25/2040	28,427,985
46,630,767	Federal National Mortgage Association, Series 2012-99-QE	3.00%		09/25/2042	47,417,969
22,616,565	Federal National Mortgage Association, Series 2013-100-PJ	3.00%		03/25/2043	23,120,242
26,462,491	Federal National Mortgage Association, Series 2013-130-ZE	3.00%	>	01/25/2044	26,646,461
23,776,387	Federal National Mortgage Association, Series 2013-133-ZT	3.00%	>	01/25/2039	23,896,538
12,662,454	Federal National Mortgage Association, Series 2013-36-Z	3.00%	>	04/25/2043	12,786,719
20,799,249	Federal National Mortgage Association, Series 2013-41-ZH	3.00%	>	05/25/2033	20,717,889
19,292,416	Federal National Mortgage Association, Series 2013-51-HS (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	2.51%	I/F	04/25/2043	17,090,327
3,948,546	Federal National Mortgage Association, Series 2013-53-AB	1.50%		03/25/2028	3,873,251
7,059,931	Federal National Mortgage Association, Series 2013-58-SC (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	2.39%	I/F	06/25/2043	6,281,348
119,343,333	Federal National Mortgage Association, Series 2013-81-ZQ	3.00%	>	08/25/2043	118,175,868
23,188,231	Federal National Mortgage Association, Series 2013-82-SH (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.65%	I/F I/O	12/25/2042	3,509,114
27,223,760	Federal National Mortgage Association, Series 2013-8-Z	3.00%	>	02/25/2043	26,795,750
24,097,961	Federal National Mortgage Association, Series 2014-12-GZ	3.50%	>	03/25/2044	25,348,597
25,747,716	Federal National Mortgage Association, Series 2014-21-GZ	3.00%	>	04/25/2044	25,608,717
30,236,401	Federal National Mortgage Association, Series 2014-37-ZY	2.50%	>	07/25/2044	28,594,304
48,787,905	Federal National Mortgage Association, Series 2014-39-ZA	3.00%	>	07/25/2044	49,054,448
12,967,375	Federal National Mortgage Association, Series 2014-46-NZ	3.00%	>	06/25/2043	12,855,022
40,432,333	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	41,100,073
1,814,431	Federal National Mortgage Association, Series 2014-56-AD	3.00%		01/25/2040	1,806,754
58,474,065	Federal National Mortgage Association, Series 2014-60-EZ	3.00%	>	10/25/2044	58,547,321
41,276,021	Federal National Mortgage Association, Series 2014-61-ZV	3.00%	>	10/25/2044	41,137,152
34,808,078	Federal National Mortgage Association, Series 2014-64-NZ	3.00%	>	10/25/2044	34,482,591
86,697,711	Federal National Mortgage Association, Series 2014-65-CD	3.00%		06/25/2040	88,155,715
12,256,561	Federal National Mortgage Association, Series 2014-67-DZ	3.00%	>	10/25/2044	12,198,419
80,882,579	Federal National Mortgage Association, Series 2014-68-MA	3.00%		11/25/2040	82,711,997
39,182,264	Federal National Mortgage Association, Series 2014-68-MZ	3.00%	>	11/25/2044	38,942,351
27,476,460	Federal National Mortgage Association, Series 2014-6-Z	2.50%	>	02/25/2044	25,968,497
34,155,731	Federal National Mortgage Association, Series 2014-73-CQ	3.00%		06/25/2040	34,714,676
22,118,799	Federal National Mortgage Association, Series 2014-77-VZ	3.00%	>	11/25/2044	21,995,531
20,414,298	Federal National Mortgage Association, Series 2014-82-YA	3.00%		04/25/2041	20,764,873
28,406,345	Federal National Mortgage Association, Series 2014-84-KZ	3.00%	>	12/25/2044	28,424,912
91,858,544	Federal National Mortgage Association, Series 2014-95-NA	3.00%		04/25/2041	93,388,210
137,917,712	Federal National Mortgage Association, Series 2014-M11-1A	3.22%	#	08/25/2024	143,927,587
31,408,398	Federal National Mortgage Association, Series 2015-11-A	3.00%		05/25/2034	32,375,959
84,356,885	Federal National Mortgage Association, Series 2015-21-G	3.00%		02/25/2042	86,749,786
17,262,040	Federal National Mortgage Association, Series 2015-42-CA	3.00%		03/25/2044	17,711,143
54,280,493	Federal National Mortgage Association, Series 2015-49-A	3.00%		03/25/2044	55,806,595
12,253,229	Federal National Mortgage Association, Series 2015-63-KD	3.00%		07/25/2041	12,410,474
52,609,638	Federal National Mortgage Association, Series 2015-88-AC	3.00%		04/25/2043	53,496,857
148,783,808	Federal National Mortgage Association, Series 2015-88-BA	3.00%		04/25/2044	159,277,351
17,939,943	Federal National Mortgage Association, Series 2015-94-MA	3.00%		01/25/2046	18,352,976
58,739,306	Federal National Mortgage Association, Series 2015-9-HA	3.00%		01/25/2045	60,385,369
39,031,209	Federal National Mortgage Association, Series 2016-2-JA	2.50%		02/25/2046	39,053,706
92,889,972	Federal National Mortgage Association, Series 2016-32-LA	3.00%		10/25/2044	93,797,117
22,908,681	Federal National Mortgage Association, Series 2016-71-ZQ	3.00%	>	10/25/2046	22,370,634
103,747,287	Federal National Mortgage Association, Series 2016-72-PA	3.00%		07/25/2046	105,334,008
79,384,886	Federal National Mortgage Association, Series 2016-74-PA	3.00%		12/25/2044	80,579,787
38,817,900	Federal National Mortgage Association, Series 2016-79-EP	3.00%		01/25/2044	39,765,138
100,718,008	Federal National Mortgage Association, Series 2016-81-PA	3.00%		02/25/2044	103,121,251
53,605,232	Federal National Mortgage Association, Series 2016-94-PA	3.00%		03/25/2044	54,917,687
53,019,756	Federal National Mortgage Association, Series 2017-13-ML	3.00%		08/25/2041	53,996,762
26,249,016	Federal National Mortgage Association, Series 2017-2-HA	3.00%		09/25/2041	26,527,502
17,138,855	Federal National Mortgage Association, Series 2017-4-CH	3.00%		06/25/2042	17,309,390
18,710,725	Federal National Mortgage Association, Series 2017-51-EA	3.00%		11/25/2042	18,965,385
28,243,778	Federal National Mortgage Association, Series 2017-61-TA	3.00%		02/25/2043	28,656,374
96,136,051	Federal National Mortgage Association, Series 2018-21-PO	0.00%	P/O	04/25/2048	82,077,750
12,710,935	Federal National Mortgage Association, Series 2018-23-CG	2.75%		12/25/2043	12,745,562
118,064,559	Federal National Mortgage Association, Series 2018-27-AO	0.00%	P/O	05/25/2048	102,327,345
230,718,590	Federal National Mortgage Association, Series 2018-27-JA	3.00%		12/25/2047	233,863,123
68,734,869	Federal National Mortgage Association, Series 2018-33-A	3.00%		05/25/2048	69,481,034
29,648,205	Federal National Mortgage Association, Series 2018-33-C	3.00%		05/25/2048	29,970,627
200,011,029	Federal National Mortgage Association, Series 2018-36-A	3.00%		06/25/2048	203,872,042
69,946,767	Federal National Mortgage Association, Series 2018-38-JB	3.00%		06/25/2048	71,143,892
218,774,678	Federal National Mortgage Association, Series 2018-39-AB	3.00%		06/25/2048	222,606,779
51,716,370	Federal National Mortgage Association, Series 2018-64-A	3.00%		09/25/2048	52,252,358
98,755,397	Federal National Mortgage Association, Series 2018-85-PO	0.00%	P/O	12/25/2048	83,987,683
72,570,835	Federal National Mortgage Association, Series 2019-12-BA	3.00%		04/25/2049	73,666,582
8,488,742	Federal National Mortgage Association, Series 400-S4 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.05%	I/F I/O	11/25/2039	968,938
88,948,028	Federal National Mortgage Association, Series 412-A3	3.00%		08/25/2042	89,915,129
4,098,928	Government National Mortgage Association, Pool MA2511	3.50%		01/20/2045	4,209,029
11,830,083	Government National Mortgage Association, Series 2003-67-SP (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	4.72%	I/F I/O	08/20/2033	1,858,073
4,936,204	Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	5,456,679
2,579,314	Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	2,866,838
113,176	Government National Mortgage Association, Series 2004-80-PH	5.00%		07/20/2034	113,244
5,321,195	Government National Mortgage Association, Series 2004-83-CS (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	3.70%	I/F I/O	10/20/2034	753,882
1,365,800	Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	1,502,405
14,533,983	Government National Mortgage Association, Series 2005-39-ZB	5.00%		07/20/2034	15,865,317
906,542	Government National Mortgage Association, Series 2006-24-CX (-7 x 1 Month LIBOR USD + 39.97%, 39.97% Cap)	22.49%	I/F	05/20/2036	1,644,547
6,392,395	Government National Mortgage Association, Series 2007-26-SJ (-1 x 1 Month LIBOR USD + 4.69%, 4.69% Cap)	2.31%	I/F I/O	04/20/2037	455,649
4,474,654	Government National Mortgage Association, Series 2008-2-SM (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.11%	I/F I/O	01/16/2038	831,920
7,609,338	Government National Mortgage Association, Series 2008-42-AI (-1 x 1 Month LIBOR USD + 7.69%, 7.69% Cap)	5.30%	I/F I/O	05/16/2038	1,867,886
3,144,952	Government National Mortgage Association, Series 2008-43-SH (-1 x 1 Month LIBOR USD + 6.34%, 6.34% Cap)	3.95%	I/F I/O	05/20/2038	392,608
3,527,525	Government National Mortgage Association, Series 2008-51-SC (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.87%	I/F I/O	06/20/2038	568,981
2,543,874	Government National Mortgage Association, Series 2008-51-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.86%	I/F I/O	06/16/2038	401,465
1,191,940	Government National Mortgage Association, Series 2008-82-SM (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.67%	I/F I/O	09/20/2038	155,580
2,525,174	Government National Mortgage Association, Series 2008-83-SD (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	4.17%	I/F I/O	11/16/2036	447,822
9,722,574	Government National Mortgage Association, Series 2009-106-VZ	4.50%		11/20/2039	10,420,105
5,395,237	Government National Mortgage Association, Series 2009-10-NS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.26%	I/F I/O	02/16/2039	1,021,271
1,863,915	Government National Mortgage Association, Series 2009-24-SN (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.72%	I/F I/O	09/20/2038	189,822
5,317,399	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	5,765,329
30,340,328	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	32,900,524
7,674	Government National Mortgage Association, Series 2009-41-ZQ	4.50%	>	06/16/2039	8,674
3,321,305	Government National Mortgage Association, Series 2009-48-Z	5.00%		06/16/2039	3,607,149
696,431	Government National Mortgage Association, Series 2009-50-KP	4.50%		06/20/2039	739,132
2,565,379	Government National Mortgage Association, Series 2009-69-TS (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	3.81%	I/F I/O	04/16/2039	252,180
4,568,045	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	4,902,829
3,414,789	Government National Mortgage Association, Series 2009-87-IG (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	4.36%	I/F I/O	03/20/2037	346,223
24,115,716	Government National Mortgage Association, Series 2010-106-PS (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.67%	I/F I/O	03/20/2040	2,739,497
6,707,177	Government National Mortgage Association, Series 2010-1-SA (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	3.36%	I/F I/O	01/16/2040	759,833
3,901,960	Government National Mortgage Association, Series 2010-25-ZB	4.50%	>	02/16/2040	4,285,823
62,777,489	Government National Mortgage Association, Series 2010-26-QS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.87%	I/F I/O	02/20/2040	11,507,164
5,276,505	Government National Mortgage Association, Series 2010-42-AY	5.00%		11/20/2039	5,864,142
5,347,493	Government National Mortgage Association, Series 2010-42-ES (-1 x 1 Month LIBOR USD + 5.68%, 5.68% Cap)	3.30%	I/F I/O	04/20/2040	731,387
1,594,859	Government National Mortgage Association, Series 2010-61-AS (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.17%	I/F I/O	09/20/2039	217,944
16,179,918	Government National Mortgage Association, Series 2010-62-SB (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	3.37%	I/F I/O	05/20/2040	1,898,456
10,913,011	Government National Mortgage Association, Series 2010-62-ZG	5.50%	>	05/16/2040	12,357,020
8,333,334	Government National Mortgage Association, Series 2011-18-SN (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	4.73%	I/F	12/20/2040	8,945,851
8,333,334	Government National Mortgage Association, Series 2011-18-YS (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	4.73%	I/F	12/20/2040	8,841,355
3,952,220	Government National Mortgage Association, Series 2011-51-UZ	4.50%		04/20/2041	4,234,643
2,441,419	Government National Mortgage Association, Series 2011-69-OC	0.00%	P/O	05/20/2041	2,207,752
23,364,523	Government National Mortgage Association, Series 2011-69-SB (-1 x 1 Month LIBOR USD + 5.35%, 5.35% Cap)	2.97%	I/F I/O	05/20/2041	2,919,222
22,008,449	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	23,551,382
8,509,164	Government National Mortgage Association, Series 2011-72-AS (-1 x 1 Month LIBOR USD + 5.38%, 5.38% Cap)	3.00%	I/F I/O	05/20/2041	1,252,779
6,129,315	Government National Mortgage Association, Series 2011-72-SK (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	3.77%	I/F I/O	05/20/2041	766,497
3,595,305	Government National Mortgage Association, Series 2012-105-SE (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	3.82%	I/F I/O	01/20/2041	190,117
7,679,325	Government National Mortgage Association, Series 2012-52-PN	2.00%		12/20/2039	7,697,120
22,711,860	Government National Mortgage Association, Series 2013-116-LS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	3.77%	I/F I/O	08/20/2043	3,859,787
23,751,286	Government National Mortgage Association, Series 2013-136-CS (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	3.81%	I/F I/O	09/16/2043	4,194,197
19,503,039	Government National Mortgage Association, Series 2013-182-WZ	2.50%	>	12/20/2043	19,018,420
60,119,132	Government National Mortgage Association, Series 2013-182-ZW	2.50%	>	12/20/2043	58,625,267
16,080,001	Government National Mortgage Association, Series 2013-186-SG (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.86%	I/F I/O	02/16/2043	2,073,812
15,409,568	Government National Mortgage Association, Series 2013-26-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.87%	I/F I/O	02/20/2043	2,651,059
33,376,941	Government National Mortgage Association, Series 2013-34-PL	3.00%		03/20/2042	33,869,921
29,766,452	Government National Mortgage Association, Series 2014-163-PS (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.22%	I/F I/O	11/20/2044	3,431,864
30,984,596	Government National Mortgage Association, Series 2014-167-SA (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.22%	I/F I/O	11/20/2044	4,028,862
47,154,562	Government National Mortgage Association, Series 2014-21-SE (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	3.17%	I/F I/O	02/20/2044	6,180,440
25,934,228	Government National Mortgage Association, Series 2014-39-SK (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	3.82%	I/F I/O	03/20/2044	3,698,714
24,046,742	Government National Mortgage Association, Series 2014-59-DS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.86%	I/F I/O	04/16/2044	4,090,257
9,070,053	Government National Mortgage Association, Series 2016-99-TL	2.00%		04/16/2044	8,267,459

Total US Government and Agency Mortgage Backed Obligations (Cost $22,872,704,543)					23,467,181,842

US Government and Agency Obligations - 8.2%
59,900,000	Tennessee Valley Authority	4.25%		09/15/2065	75,404,570
500,000,000	United States Treasury Notes	2.00%		11/15/2026	503,574,220
500,000,000	United States Treasury Notes	2.25%		02/15/2027	512,167,970
600,000,000	United States Treasury Notes	2.88%		05/15/2028	643,968,750
300,000,000	United States Treasury Notes	2.88%		08/15/2028	322,265,625
500,000,000	United States Treasury Notes	3.13%		11/15/2028	548,203,125
370,800,000	United States Treasury Notes	2.63%		02/15/2029	390,853,617
1,308,200,000	United States Treasury Notes	2.38%		05/15/2029	1,351,304,169

Total US Government and Agency Obligations (Cost $4,199,067,159)					4,347,742,046

Short Term Investments - 5.2%
500,415,045	First American Government Obligations Fund - Class U	2.31%	◆		500,415,045
500,415,045	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.26%	◆		500,415,045
500,415,045	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.24%	◆		500,415,045
250,000,000	United States Treasury Bills	0.00%		07/11/2019	249,865,497
250,000,000	United States Treasury Bills	0.00%		07/18/2019	249,761,527
250,000,000	United States Treasury Bills	0.00%		07/25/2019	249,676,250
250,000,000	United States Treasury Bills	0.00%		08/15/2019	249,355,470
250,000,000	United States Treasury Bills	0.00%		08/29/2019	249,142,655

Total Short Term Investments (Cost $2,748,658,659)					2,749,046,534

Total Investments - 101.7% (Cost $53,157,113,507)					53,831,653,902
Liabilities in Excess of Other Assets - (1.7)%					(882,028,089)

NET ASSETS - 100.0%					$52,949,625,813

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2019, the value of these securities amounted to $15,140,134,033 or 28.6% of net assets.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2019.

I/O	Interest only security

P/O	Principal only security

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

Þ	Value determined using significant unobservable inputs.

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of June 30, 2019.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of June 30, 2019.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2019.

Δ

This mortgage-backed bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of June 30, 2019.

>

This U.S. Agency bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of June 30, 2019.

◆	Seven-day yield as of June 30, 2019

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Mortgage Backed Obligations	44.3%
Non-Agency Residential Collateralized Mortgage Obligations	26.8%
US Government and Agency Obligations	8.2%
Non-Agency Commercial Mortgage Backed Obligations	7.7%
Collateralized Loan Obligations	5.2%
Short Term Investments	5.2%
Asset Backed Obligations	4.3%
Other Assets and Liabilities	(1.7)%

100.0%

Notes to Schedule of Investments June 30, 2019 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 17 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund and Doubleline Emerging Markets Local Currency Bond Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate schedule of investments.

Each Fund is classified as a diversified fund under the 1940 Act, except the Global Bond Fund, Infrastructure Income Fund, and Strategic Commodity Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and commencement of operations of each share class are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—

DoubleLine Floating Rate Fund	Seek high level of current income	2/1/2013	2/1/2013	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Notes to Financial Statements (Cont.)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 20191:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,501,245,135	$458,192,157	$64,170,160	$52,369,809	$80,161,041	$3,509,571

Affiliated Mutual Funds	—	1,391,458,534	—	64,575,934	49,800,000	—

Exchange Traded Funds and Common Stocks	—	1,356,900	2,284,975	61,757,005	893,288	—

Real Estate Investment Trusts	—	—	—	2,806,856	—	—

Total Level 1	1,501,245,135	1,851,007,591	66,455,135	181,509,604	130,854,329	3,509,571

Level 2

US Government and Agency Mortgage Backed Obligations	23,467,181,842	1,718,237,591	—	6,087,768	332,697,127	—

Non-Agency Residential Collateralized Mortgage Obligations	13,870,898,355	1,027,265,278	—	14,160,060	1,297,177,522	—

US Government and Agency Obligations	4,347,742,046	1,934,647,087	—	—	334,382,654	—

Non-Agency Commercial Mortgage Backed Obligations	4,054,353,569	904,306,978	—	—	1,218,474,368	—

Collateralized Loan Obligations	2,735,122,973	359,897,695	—	1,284,588	1,153,027,870	1,958,049

Asset Backed Obligations	2,302,971,883	245,068,650	—	846,395	600,025,403	—

Other Short Term Investments	1,247,801,399	434,044,008	—	11,929,239	184,626,531	—

Foreign Corporate Bonds	—	1,570,839,774	1,097,600,865	—	1,124,706,881	6,295,663

US Corporate Bonds	—	1,493,481,314	—	—	402,182,531	37,728,192

Bank Loans	—	482,197,081	—	—	357,514,311	379,722,586

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	136,201,540	90,823,871	—	58,287,790	—

Municipal Bonds	—	10,719,414	—	—	—	—

Total Level 2	52,026,072,067	10,316,906,410	1,188,424,736	34,308,050	7,063,102,988	425,704,490

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	304,336,700	40,889,022	—	952,690	1,265,984	—

Asset Backed Obligations	—	8,645,077	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	3,467,652	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	1	—	—	—

Total Level 3	304,336,700	53,052,753	82,504	952,690	1,265,984	—

Total	$53,831,653,902	$12,220,966,754	$1,254,962,375	$216,770,344	$7,195,223,301	$429,214,061

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$1,186,553	$—	$—

Total Level 1	—	—	—	1,186,553	—	—

Level 2

Excess Return Swaps	—	—	—	4,238,171	—	—

Forward Currency Exchange Contracts	—	—	—	24,621	—	—

Total Level 2	—	—	—	4,262,792	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$5,449,345	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$372,839,493	$60,573,027	$5,132,014	$1,919,487	$38,402,511	$4,661,618

Affiliated Mutual Funds	200,149,451	98,118,347	—	—	—	—

Exchange Traded Funds and Common Stock	—	55,684	212,483	—	—	—

Total Level 1	572,988,944	158,747,058	5,344,497	1,919,487	38,402,511	4,661,618

Level 2

Collateralized Loan Obligations	883,965,159	218,861,055	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	856,607,591	147,592,980	—	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	788,584,247	266,652,250	—	—	—	—

Foreign Corporate Bonds	580,492,685	225,599,524	203,315,557	—	—	—

US Government and Agency Obligations	562,972,089	46,436,958	—	24,686,970	—	234,309,765

Bank Loans	516,108,185	104,524,399	—	—	—	—

Other Short Term Investments	456,884,469	—	—	3,672,854	401,666,910	—

Asset Backed Obligations	437,560,617	59,693,847	—	—	—	—

US Government and Agency Mortgage Backed Obligations	435,802,395	13,126,344	—	59,002,617	—	—

US Corporate Bonds	336,866,606	99,287,881	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	33,771,981	16,198,696	24,466,171	—	—	919,643,822

Total Level 2	5,889,616,024	1,197,973,934	227,781,728	87,362,441	401,666,910	1,153,953,587

Level 3

Non-Agency Commercial Mortgage Backed Obligations	2,265,672	477,174	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	31,211,480	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	2,267,170	31,690,154	4,494	—	—	—

Total	$6,464,872,138	$1,388,411,146	$233,130,719	$89,281,928	$440,069,421	$1,158,615,205

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$356,068	$—	$—

Total Level 1	—	—	—	356,068	—	—

Level 2

Excess Return Swaps	284,743,977	—	—	—	18,459,485	—

Forward Currency Exchange Contracts	—	—	—	—	—	—

Total Level 2	284,743,977	—	—	—	18,459,485	—

Level 3	—	—	—	—	—	—

Total	$284,743,977	$—	$—	$356,068	$18,459,485	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund

Investments in Securities

Level 1

Money Market Funds	$23,346,976	$4,052,022	$6,357,372	$3,798,084	$10,000,000

Affiliated Mutual Funds	—	—	5,902,549	—	—

Total Level 1	23,346,976	4,052,022	12,259,921	3,798,084	10,000,000

Level 2

Asset Backed Obligations	246,020,408	—	4,698,452	8,553,108	—

US Corporate Bonds	157,375,655	68,111,476	4,021,379	7,997,083	—

Foreign Corporate Bonds	100,403,384	48,490,129	5,455,203	9,886,010	—

Commercial Paper	—	118,290,775	—	—	—

Other Short Term Investments	—	4,983,174	398,161	7,174,369	—

Collateralized Loan Obligations	—	—	9,879,656	17,298,747	—

Non-Agency Commercial Mortgage Backed Obligations	—	—	7,898,124	16,537,229	—

Non-Agency Residential Collateralized Mortgage Obligations	—	—	7,684,032	14,959,556	—

US Government and Agency Mortgage Backed Obligations	—	—	5,370,985	7,922,035	—

US Government and Agency Obligations	—	—	2,701,783	22,587,907	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	70,333	586,838	—

Bank Loans	—	—	—	6,765,844	—

Total Level 2	503,799,447	239,875,554	48,178,108	120,268,726	—

Level 3

Foreign Corporate Bonds	10,510,043	—	—	—	—

Asset Backed Obligations	4,477,833	—	—	—	—

Total Level 3	14,987,876	—	—	—	—

Total	$542,134,299	$243,927,576	$60,438,029	$124,066,810	$10,000,000

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—

Level 2

Forward Currency Exchange Contracts	—	—	(1,124,969)	—	—

Excess Return Swaps	—	—	3,240,159	11,938,843	—

Total Level 2	—	—	2,115,190	11,938,843	—

Level 3	—	—	—	—	—

Total	$—	$—	$2,115,190	$11,938,843	$—

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended June 30, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$31,930,691	$6,606	$(950,466)	$130,575	$132,843	$(38,769)	$-	$-	$31,211,480	$(958,143)
Non-Agency Commercial Mortgage Backed Obligations	502,275	-	(25,101)	-	-	-	-	-	477,174	(25,101)
Foreign Corporate Bonds	-	-	(195,500)	-	197,000	-	-	-	1,500	-

Total	$32,432,966	$6,606	$(1,171,067)	$130,575	$329,843	$(38,769)	$-	$-	$31,690,154	$(983,244)

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2019 [3]
Investments in Securities
Foreign Corporate Bonds	$10,288,000	$-	$222,722	$(679)	$-	$-	$-	$-	$10,510,043	$237,022
Asset Backed Obligations	4,987,050	2,565	1,152	-	-	(512,934)	-	-	4,477,833	2,663

Total	$15,275,050	$2,565	$223,874	$(679)	$-	$(512,934)	$-	$-	$14,987,876	$239,685

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$31,211,480	Market Comparables	Market Quotes	$90.31 - $104.69 ($97.48)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$477,174	Market Comparables	Yields	38.27% (38.27%)	Increase in yields would have resulted in the decrease in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Value	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$10,510,043	Market Comparables	Market Quotes	$106.50 ($106.50)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,477,833	Market Comparables	Market Quotes	$99.86 ($99.86)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.